UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2016

Date of reporting period: October 31, 2016

Item 1. Reports to Stockholders.

OCTOBER 31, 2016

2016 ANNUAL REPORT

iShares, Inc.

➢	iShares Emerging Markets Corporate Bond ETF | CEMB | BATS
➢	iShares Emerging Markets High Yield Bond ETF | EMHY | BATS
➢	iShares Emerging Markets Local Currency Bond ETF | LEMB | NYSE Arca
➢	iShares Global High Yield Corporate Bond ETF | GHYG | BATS

Management’s Discussion of Fund Performance

iSHARES® INC.

GLOBAL BOND MARKET OVERVIEW

Global investment-grade bonds posted positive returns in U.S. dollar terms for the 12-month period ended October 31, 2016 (the “reporting period”). The Bloomberg Barclays Global Aggregate Index returned 5.59% for the reporting period.

High-quality bonds benefited from solid investor demand, as generally poor global economic growth, low inflation, and stimulative monetary policies meant bond yields in many countries fell to record low, negative levels. Returns in U.S. dollar terms were mixed, however, reflecting the varied performance of the dollar relative to other developed market currencies.

In terms of growth, the U.S. economy improved over the course of the reporting period, expanding at a 0.8% annual rate in the first quarter of 2016 before reaching a 2.9% annual growth rate in the third quarter. Meanwhile, growth in much of the rest of the developed world was barely positive. The U.K. and Eurozone expanded by 0.5% and 0.3%, respectively, in the third quarter of 2016. Similarly, Australia and Japan grew by 0.5% and 0.2%, respectively, in the second quarter of 2016, the latest period for which data were available. Meanwhile, the Chinese economy grew at an annual rate of 6.7% in the third quarter of 2016; however, that was down from 6.9% a year earlier, which was the slowest growth since 1990.

Modest global growth meant inflation remained low. In the U.S., U.K., and the Eurozone, consumer prices increased over the course of the reporting period, reaching the highest levels since 2014, but remained at just 1.6%, 0.9%, and 0.5%, respectively, for the 12 months ended October 2016. In Japan, however, consumer prices were nearly unchanged, gaining by 0.1% for the same period.

To encourage growth and guard against deflation, many central banks around the world took further stimulus measures. Central banks from the U.K., Japan, Eurozone, and Australia all cut interest rates during the period to historic lows. One notable exception was the United States, where the U.S. Federal Reserve Bank (the “Fed”) raised rates in December 2015 for the first time in almost seven years.

Against that backdrop, Japanese long-term bond yields turned negative in early 2016, while bond yields in the Eurozone reached a record low of -0.47% in September 2016; similarly, German and French bonds set their all-time low negative yields in July 2016. The U.S., U.K. and Australia also saw long-term government bond yields reach historic lows during the reporting period, but their yields remained positive.

From a sector perspective, global Treasury bonds performed best, reflecting the sharp decline in long-term bond yields during the period. Other government-related securities also performed well, followed by investment-grade corporate bonds.

In terms of currency effects, the U.S. dollar appreciated by approximately 21% relative to the British pound, and 7% against the Chinese yuan for the reporting period. The U.S. dollar was little changed against the euro and Swiss franc. The Japanese yen and Australian dollar gained 13% and 6%, respectively, against the U.S. dollar. The U.S. dollar’s mixed performance reflects differences in expectations for economic growth and monetary policies between the U.S. and other regions.

On a country basis, U.K. bonds were the strongest performers among developed countries in local currency terms, but performed the worst in U.S. dollar terms. Benefiting from the strength of the yen and positive local currency returns, Japanese bonds performed the best in U.S. dollar terms. Australian bonds also performed very well in both Australian and U.S. dollar terms.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

Performance as of October 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.33%	9.84%	10.07%	9.33%	9.84%	10.07%
Since Inception	4.30%	4.41%	4.91%	21.07%	21.68%	24.28%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/17/12. The first day of secondary market trading was 4/19/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,052.00	$2.58	$1,000.00	$1,022.60	$2.54	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

The iShares Emerging Markets Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds, as represented by the Morningstar® Emerging Markets Corporate Bond IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended October 31, 2016, the total return for the Fund was 9.33%, net of fees, while the total return for the Index was 10.07%.

As represented by the Index, emerging markets corporate bonds performed well overall in U.S. dollar terms despite experiencing volatility early in the reporting period.

The initial decline in the Index resulted from disappointing growth in many developing economies, as well as worries about excessive debt burdens, weak commodity prices, and concern about the Fed’s interest rate policy. The rebound in the Index’s performance mirrored the recovery in commodity prices during the reporting period, and came after investors were encouraged by stability in Fed monetary policy.

In country terms, the largest contribution to the Index’s performance came from bonds issued in Latin America, where Brazil, Mexico, and Venezuela were sources of strength. Another key contribution came from Asia, led by China, India, and Indonesia. The Russian Federation contributed to performance, as did Kazakhstan, South Africa, and United Arab Emirates. No single country detracted meaningfully from the Index’s performance for the reporting period.

From a sector perspective, foreign agency bonds contributed the most to the Index’s return, followed by bonds issued by industrial and financial companies. By credit rating, bonds rated Ba and Baa helped performance the most during the reporting period. Other notable contributions came from bonds rated B and non-rated bonds.

ALLOCATION BY CREDIT QUALITY

As of 10/31/16

Moody’s Credit Rating[1]	Percentage of Total Investments [2]

Aa	11.83%
A	15.24
Baa	31.04
Ba	24.07
B	8.50
Caa	1.11
Not Rated	8.21

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 10/31/16

Country	Percentage of Total Investments [2]

Brazil	15.66%
Mexico	12.60
China	12.16
Russia	9.02
South Korea	8.16
India	6.27
United Arab Emirates	4.43
Chile	3.96
Turkey	3.56
Colombia	3.04

TOTAL	78.86%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

Performance as of October 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.02%	14.02%	13.90%	14.02%	14.02%	13.90%
Since Inception	6.04%	6.02%	6.40%	30.83%	30.72%	32.80%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,075.30	$2.61	$1,000.00	$1,022.60	$2.54	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

The iShares Emerging Markets High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market high yield sovereign and corporate bonds, as represented by the Morningstar® Emerging Markets High Yield Bond IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended October 31, 2016, the total return for the Fund was 14.02%, net of fees, while the total return for the Index was 13.90%.

As represented by the Index, emerging markets high-yield bonds had positive returns in U.S. dollar terms. The Index declined in volatile trading until about mid-February 2016, before rallying through the end of the reporting period.

The initial decline in Index performance resulted from disappointing growth in many developing economies, as well as worries about excessive debt burdens, weak commodity prices, and concern about the Fed’s interest rate policy. The subsequent rebound in the Index’s performance mirrored the recovery in commodity prices during the reporting period.

In country terms, the largest contribution to the Index’s performance came from Latin America. Within the region, Brazil, Venezuela, and Argentina were leading contributors. Brazilian bonds benefited from the resolution of impeachment proceedings against Brazil’s president and the initiation of much-anticipated financial reform. Venezuelan securities were attractive for their high yields and low prices, such that investors felt that the recovery value of the bonds in the event of default exceeded prevailing prices. Argentine bonds saw strong demand as the country returned to the high-yield debt market for the first time in 15 years. Other key contributors to the Index’s return included Asia and Europe, led by Indonesia and the Russian Federation, respectively. No single country detracted meaningfully from the Index’s performance for the reporting period.

From a sector perspective, sovereign bonds were the leading contributors to Index performance for the reporting period, followed by foreign agency debt and corporate bonds issued by industrial and financial companies.

ALLOCATION BY CREDIT QUALITY

As of 10/31/16

Moody’s Credit Rating[1]	Percentage of Total Investments[2]

Baa	11.61%
Ba	45.87
B	21.76
Caa	7.07
Ca	0.08
C	0.08
Not Rated	13.53

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 10/31/16

Country	Percentage of Total Investment[2]

Brazil	22.98%
Turkey	11.11
Russia	10.34
Indonesia	9.38
Argentina	5.92
Venezuela	4.52
Lebanon	3.50
Hungary	2.82
Ukraine	2.50
China	2.13

TOTAL	75.20%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

Performance as of October 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.06%	9.08%	9.86%	9.06%	9.08%	9.86%
5 Years	(0.38)%	(0.41)%	0.02%	(1.86)%	(2.01)%	0.09%
Since Inception	0.13%	0.07%	0.54%	0.66%	0.37%	2.73%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,020.80	$2.54	$1,000.00	$1,022.60	$2.54	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

The iShares Emerging Markets Local Currency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds, as represented by the Bloomberg Barclays Emerging Markets Broad Local Currency Bond Index (formerly the Barclays Emerging Markets Broad Local Currency Bond Index) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended October 31, 2016, the total return for the Fund was 9.06%, net of fees, while the total return for the Index was 9.86%.

As represented by the Index, emerging markets bonds performed well overall in local currency terms despite experiencing volatility during the reporting period.

An initial decline in Index performance early in the reporting period resulted from disappointing growth in many developing economies, as well as worries about excessive debt burdens, weak commodity prices, and concern about the Fed’s interest rate policy. The subsequent rebound in the Index’s performance mirrored the recovery in commodity prices during the reporting period.

In country terms, the largest contribution to the Index’s performance came from bonds issued by Brazil, which represented approximately 13% of the Index on average during the reporting period. The bonds benefited from the resolution of impeachment proceedings against Brazil’s president and the initiation of much-anticipated financial reform. Indonesia, South Korea, and the Russian Federation were other sources of strength.

Mexico was the only country to detract meaningfully from the Index’s performance for the reporting period. The country’s debt was negatively impacted by sharp fluctuations in the value of its currency, worries about growth in Mexico and the United States, its largest trading partner, and by potential fallout with respect to trade from the presidential election in the U.S.

By credit rating, bonds rated Ba and Baa contributed to the Index’s performance the most during the reporting period. By maturity, the largest contribution to Index return came from two maturity bands — notes ranging from zero to three years, and from three to seven years — which together accounted for about 60% of the Index on average during the reporting period.

ALLOCATION BY CREDIT QUALITY

As of 10/31/16

Moody’s Credit Rating[1]	Percentage of Total Investments[2]

Aa	16.14%
A	26.27
Baa	25.55
Ba	27.34
Not Rated	4.70

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 10/31/16

Country	Percentage of Total Investments[2]

South Korea	20.42%
Brazil	14.65
Mexico	6.90
South Africa	4.79
Malaysia	4.69
Thailand	4.68
Philippines	4.66
Indonesia	4.57
Czech Republic	4.53
Turkey	4.53

TOTAL	74.42%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

Performance as of October 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.82%	7.32%	7.22%	6.82%	7.32%	7.22%
Since Inception	4.56%	4.65%	4.76%	22.68%	23.12%	23.73%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/5/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,042.80	$2.05	$1,000.00	$1,023.10	$2.03	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

The iShares Global High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar, euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx Global Developed Markets High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended October 31, 2016, the total return for the Fund was 6.82%, net of fees, while the total return for the Index was 7.22%.

Global high-yield corporate bonds, as represented by the Index, had positive returns in U.S. dollar terms for the reporting period.

The Index’s value declined steadily from October 2015 to early February 2016, before rallying for the remainder of the reporting period. Poor performance and defaults among global high-yield bonds were concentrated in the energy and mining and materials industries. The rebound in the Index’s performance mirrored the recovery in commodity prices in general and energy prices in particular, during the reporting period. While demand for high-yield bonds was helped by the prevailing low global interest rate environment, supply was limited — new high-yield bond issuance in the U.S. was down about 20% year over year through September, 2016 and approximately 45% below the 2013 peak.

In country terms, the largest contribution to the Index’s performance came from bonds issued in the United States, which accounted for 68% of the Index on average during the reporting period. Additional notable contributors to the Index’s return were Canada, Germany, Luxembourg, and France, among others. Portugal and the United Kingdom detracted fractionally from performance during the reporting period, though in the latter case, this reflects the decline in the value of the British pound relative to the U.S. dollar by more than 25% during the reporting period.

By sector, communication-related bonds contributed the most to Index performance, with wireless companies being key sources of strength. Basic materials companies were another leading contributor to the Index’s performance, led by metals and mining companies. No single sector detracted from the Index’s performance.

ALLOCATION BY CREDIT QUALITY

As of 10/31/16

Moody’s Credit Rating[1]	Percentage of Total Investment[2]

Baa	0.39%
Ba	46.19
B	38.38
Caa	10.49
Ca	0.28
C	0.04
Not Rated	4.23

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 10/31/16

Country	Percentage of Total Investments[2]

United States	65.34%
United Kingdom	6.18
Italy	6.17
France	3.80
Canada	3.75
Luxembourg	3.65
Germany	3.27
Netherlands	2.01
Spain	1.41
Ireland	1.15

TOTAL	96.73%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2016 and held through October 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 93.02%

ARGENTINA — 0.80%
YPF SA
8.50%, 03/23/21[b]	$50	$54,985
8.50%, 07/28/25[b]	75	81,750
8.75%, 04/04/24[b]	80	88,076
8.88%, 12/19/18[b]	35	38,183

		262,994
BRAZIL — 14.69%
Banco Bradesco SA/Cayman Islands
5.90%, 01/16/21[b]	100	103,800
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20[b]	200	186,352
Banco do Brasil SA/Cayman Islands
5.88%, 01/19/23[b]	200	198,440
Braskem Finance Ltd.
5.38%, 05/02/22[b]	200	202,500
Caixa Economica Federal
3.50%, 11/07/22[b]	150	136,875
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19[b]	100	105,000
CSN Resources SA
6.50%, 07/21/20[b]	100	75,500
Embraer Netherlands Finance BV
5.05%, 06/15/25	100	100,250
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	50	51,188
Gerdau Holdings Inc.
7.00%, 01/20/20[b]	100	108,875
GTL Trade Finance Inc.
5.89%, 04/29/24 (Call 01/29/24)[b]	150	148,856
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23[b]	200	199,240
5.75%, 01/22/21[b]	100	103,750
6.20%, 04/15/20[b]	100	106,280
JBS Investments GmbH
7.25%, 04/03/24 (Call 04/03/19)[b]	200	202,000
Marfrig Holdings Europe BV
8.00%, 06/08/23 (Call 06/08/19)[b]	200	206,500
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22 (Call 06/30/20)[b]	152	48,480

Security	Principal (000s)	Value
Petrobras Global Finance BV
3.00%, 01/15/19	$47	$46,013
4.38%, 05/20/23	100	90,625
4.88%, 03/17/20	50	50,363
5.38%, 01/27/21	250	247,550
5.63%, 05/20/43	50	39,285
5.75%, 01/20/20	100	103,200
6.25%, 03/17/24	125	123,562
6.75%, 01/27/41	70	62,017
6.85%, 06/05/49	50	42,500
6.88%, 01/20/40	75	67,125
7.25%, 03/17/44	50	46,000
7.88%, 03/15/19	100	107,500
8.38%, 05/23/21	350	387,205
8.75%, 05/23/26	150	168,975
Petrobras International Finance Co. SA
6.75%, 01/27/41	75	66,446
Vale Overseas Ltd.
4.38%, 01/11/22[c]	125	125,312
4.63%, 09/15/20[c]	75	77,156
5.88%, 06/10/21[c]	100	106,625
6.25%, 08/10/26	100	107,250
6.88%, 11/21/36	125	126,056
6.88%, 11/10/39	50	49,410
8.25%, 01/17/34	25	28,118
Vale SA
5.63%, 09/11/42[c]	75	65,207
Votorantim Cimentos SA
7.25%, 04/05/41[b]	200	194,500

		4,811,886
CHILE — 3.87%
Banco del Estado de Chile
4.13%, 10/07/20[b]	150	160,172
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	37	39,512
Cencosud SA
5.50%, 01/20/21[b]	150	162,536
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[b]	200	197,479
3.75%, 11/04/20[b]	100	105,225
4.25%, 07/17/42[b]	200	184,727
Empresa Nacional de Telecomunicaciones SA
4.88%, 10/30/24[b]	200	208,049

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)	Value
Inversiones CMPC SA
4.75%, 09/15/24 (Call 06/15/24)[b]	$200	$211,506

		1,269,206
CHINA — 11.31%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	200	202,962
3.60%, 11/28/24 (Call 08/28/24)[c]	200	206,397
Baidu Inc.
4.13%, 06/30/25	200	211,796
Bank of China Ltd./Hong Kong
3.88%, 06/30/25[b]	200	210,948
Bank of Communications Co. Ltd./Hong Kong
2.50%, 01/16/18[b]	200	201,355
China Overseas Finance II Ltd.
5.50%, 11/10/20[b]	100	110,731
China Shenhua Overseas Capital Co. Ltd.
3.88%, 01/20/25[b]	200	210,084
CITIC Ltd.
6.63%, 04/15/21[b]	100	116,902
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[b]	200	223,416
Country Garden Holdings Co. Ltd.
7.50%, 03/09/20 (Call 03/09/18)[b]	200	213,754
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 11/30/16)[b]	200	207,750
Huarong Finance II Co. Ltd.
4.50%, 01/16/20[b]	200	210,614
Industrial & Commercial Bank of China Ltd.
1.88%, 07/14/19[b]	200	199,411
Shimao Property Holdings Ltd.
8.13%, 01/22/21 (Call 01/22/18)[b]	200	218,502
Sino-Ocean Land Treasure Finance I Ltd.
4.63%, 07/30/19[b]	200	208,055
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	107,781
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	200	218,500

Security	Principal (000s)	Value
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24[b]	$200	$217,838
Tencent Holdings Ltd.
3.38%, 05/02/19[b]	200	206,890

		3,703,686
COLOMBIA — 2.98%
Banco de Bogota SA
5.38%, 02/19/23[b]	200	203,400
Bancolombia SA
5.13%, 09/11/22	50	51,685
6.13%, 07/26/20	75	80,325
Ecopetrol SA
4.13%, 01/16/25	100	95,250
5.38%, 06/26/26 (Call 03/26/26)	75	75,675
5.88%, 09/18/23[c]	100	107,250
5.88%, 05/28/45	50	44,125
7.38%, 09/18/43	50	51,000
7.63%, 07/23/19	50	57,085
Millicom International Cellular SA
6.63%, 10/15/21 (Call 10/15/17)[b]	200	209,260

		975,055
INDIA — 6.15%
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[b]	200	215,030
Export-Import Bank of India
4.00%, 01/14/23[b]	200	210,100
ICICI Bank Ltd. VRN, (6 mo. LIBOR US + 2.280%)
6.38%, 04/30/22 (Call 04/30/17)[b]	100	101,361
ICICI Bank Ltd./Hong Kong
5.75%, 11/16/20[b]	100	111,598
NTPC Ltd.
4.38%, 11/26/24[b]	200	213,151
ONGC Videsh Ltd.
4.63%, 07/15/24[b]	200	213,954
Reliance Holdings USA Inc.
5.40%, 02/14/22[b]	250	279,043
Reliance Industries Ltd.
4.13%, 01/28/25[b]	250	257,946
State Bank of India/London
3.62%, 04/17/19[b]	200	206,384

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)	Value
Vedanta Resources PLC
8.25%, 06/07/21[b]	$200	$204,760

		2,013,327
INDONESIA — 2.77%
Majapahit Holding BV
7.75%, 01/20/20[b]	120	137,400
7.88%, 06/29/37[b]	125	161,562
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b]	200	200,750
Pertamina Persero PT
4.30%, 05/20/23[b]	200	207,281
5.63%, 05/20/43[b]	200	200,617

		907,610
ISRAEL — 2.64%
Israel Electric Corp. Ltd.
6.88%, 06/21/23[b]	200	236,000
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21[c]	200	197,586
2.80%, 07/21/23	100	98,404
3.15%, 10/01/26	200	194,507
4.10%, 10/01/46[c]	150	139,247

		865,744
JAMAICA — 0.54%
Digicel Group Ltd.
8.25%, 09/30/20 (Call 11/30/16)[b]	200	177,000

		177,000
KAZAKHSTAN — 1.97%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	200	195,040
Kazakhstan Temir Zholy Finance BV
6.38%, 10/06/20[b]	200	212,500
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 11/30/16)[b]	25	17,768
KazMunayGas National Co. JSC
6.38%, 04/09/21[b]	200	219,779

		645,087
MALAYSIA — 1.62%
Petronas Capital Ltd.
3.50%, 03/18/25[b]	400	422,022
5.25%, 08/12/19[b]	100	109,267

		531,289

Security	Principal (000s)	Value
MEXICO — 12.34%
America Movil SAB de CV
3.13%, 07/16/22	$200	$205,078
5.00%, 03/30/20	100	109,509
6.13%, 03/30/40	100	120,163
6.38%, 03/01/35	100	121,695
Banco Santander Mexico SA
4.13%, 11/09/22[b]	150	155,062
BBVA Bancomer SA/Texas
6.75%, 09/30/22[b]	150	168,682
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)[b]	200	207,000
Cemex SAB de CV
7.25%, 01/15/21 (Call 01/15/18)[b]	200	214,940
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	150	158,959
Comision Federal de Electricidad
4.88%, 01/15/24[b]	200	208,000
Grupo Bimbo SAB de CV
4.50%, 01/25/22[b]	100	108,359
Grupo Televisa SAB
6.63%, 01/15/40	106	121,374
Mexichem SAB de CV
4.88%, 09/19/22[b]	200	215,220
Petroleos Mexicanos
3.50%, 07/18/18	100	101,625
3.50%, 07/23/20	100	100,350
3.50%, 01/30/23	75	70,838
4.50%, 01/23/26	50	48,300
4.88%, 01/24/22	75	76,673
4.88%, 01/18/24	40	40,169
5.50%, 01/21/21	75	79,594
5.50%, 06/27/44	110	94,754
5.63%, 01/23/46	175	151,331
5.75%, 03/01/18	50	52,500
6.38%, 02/04/21[b]	100	109,400
6.38%, 01/23/45	100	95,050
6.50%, 06/02/41	90	87,480
6.63%, 06/15/35	50	50,325
6.63%, 06/15/38	25	24,813
6.75%, 09/21/47[b]	100	99,125
6.88%, 08/04/26[b]	100	111,800
8.00%, 05/03/19	60	67,296

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)	Value
Southern Copper Corp.
5.25%, 11/08/42	$100	$94,593
5.88%, 04/23/45	50	49,953
7.50%, 07/27/35	100	117,659
Trust F/1401
5.25%, 01/30/26 (Call 10/30/25)[b]	200	206,500

		4,044,169
MOROCCO — 0.66%
OCP SA
5.63%, 04/25/24[b]	200	215,040

		215,040
OMAN — 0.58%
Lamar Funding Ltd.
3.96%, 05/07/25[b]	200	191,545

		191,545
PERU — 1.01%
Banco de Credito del Peru/Panama
5.38%, 09/16/20[b]	100	110,625
Corp. Financiera de Desarrollo SA
4.75%, 07/15/25[b]	200	220,500

		331,125
PHILIPPINES — 0.41%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[b]	100	133,011

		133,011
QATAR — 2.88%
CBQ Finance Ltd.
7.50%, 11/18/19[b]	100	114,070
Ooredoo International Finance Ltd.
5.00%, 10/19/25[b]	200	224,801
Qatari Diar Finance QSC
5.00%, 07/21/20[b]	100	110,266
QNB Finance Ltd.[b]
2.13%, 09/07/21	200	195,375
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[b]	250	299,375

		943,887
RUSSIA — 8.84%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 08/07/18[b]	100	110,040

Security	Principal (000s)	Value
Alfa Bank AO Via Alfa Bond Issuance PLC
7.75%, 04/28/21[b]	$200	$227,690
ALROSA Finance SA
7.75%, 11/03/20[b]	200	227,030
Evraz Group SA
8.25%, 01/28/21[b]	200	217,700
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22[b]	200	205,369
4.95%, 02/06/28[b]	200	196,024
6.51%, 03/07/22[b]	100	109,580
9.25%, 04/23/19[b]	100	114,110
Lukoil International Finance BV
6.66%, 06/07/22[b]	120	134,671
7.25%, 11/05/19[b]	100	111,500
MMC Norilsk Nickel OJSC via MMC Finance DAC
5.55%, 10/28/20[b]	200	211,838
Rosneft Finance SA
7.25%, 02/02/20[b]	100	110,000
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/22[b]	200	217,275
VimpelCom Holdings BV
7.50%, 03/01/22[b]	200	220,802
Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25[b]	100	107,000
6.90%, 07/09/20[b]	100	107,750
VTB Bank OJSC Via VTB Capital SA
6.55%, 10/13/20[b]	100	108,250
6.88%, 05/29/18[b]	150	158,178

		2,894,807
SOUTH AFRICA — 1.60%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	100	102,305
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	200	201,000
Myriad International Holdings BV
6.00%, 07/18/20[b]	200	219,874

		523,179
SOUTH KOREA — 5.75%
Hyundai Capital America
2.55%, 02/06/19[b]	100	101,496
3.00%, 10/30/20[b]	100	102,678

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)	Value
KEB Hana Bank
2.50%, 06/12/19[b]	$200	$203,810
Korea Development Bank (The)
2.50%, 03/11/20	200	203,931
3.75%, 01/22/24	200	215,942
Korea Gas Corp.
3.88%, 02/12/24[b]	200	218,397
4.25%, 11/02/20[b]	100	108,871
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22[b]	200	209,039
Korea National Oil Corp.
2.75%, 01/23/19[b]	200	204,181
POSCO
4.25%, 10/28/20[b]	100	107,497
Woori Bank VRN, (5 year CMT + 3.328%)
5.00%, 06/10/45 (Call 06/10/20)[b]	200	207,251

		1,883,093
THAILAND — 0.97%
Bangkok Bank PCL/Hong Kong
4.80%, 10/18/20[b]	100	109,350
PTT PCL
3.38%, 10/25/22[b]	200	208,287

		317,637
TURKEY — 3.49%
Akbank TAS
5.00%, 10/24/22[b]	150	148,796
Turkiye Garanti Bankasi AS
6.25%, 04/20/21[b]	200	210,040
Turkiye Halk Bankasi AS
4.75%, 02/11/21[b]	200	192,880
Turkiye Is Bankasi
5.38%, 10/06/21[b]	200	199,652
Turkiye Vakiflar Bankasi TAO VRN, (5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[b]	200	197,850
Yapi ve Kredi Bankasi AS
4.00%, 01/22/20[b]	200	193,822

		1,143,040
UNITED ARAB EMIRATES — 3.49%
Abu Dhabi National Energy Co.
6.50%, 10/27/36[b]	100	131,750
7.25%, 08/01/18[b]	100	108,796

Security	Principal (000s)	Value
ADCB Finance Cayman Ltd.
2.50%, 03/06/18[b]	$200	$201,280
Dolphin Energy Ltd.
5.89%, 06/15/19[b]	50	52,896
DP World Ltd.
6.85%, 07/02/37[b]	100	113,915
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	100	117,795
First Gulf Bank PJSC
3.25%, 01/14/19[b]	200	205,016
MAF Global Securities Ltd.
4.75%, 05/07/24[b]	200	213,540

		1,144,988
VENEZUELA — 1.65%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	180	65,844
5.50%, 04/12/37[b]	50	18,325
6.00%, 05/16/24[b]	240	90,000
6.00%, 11/15/26[b]	235	87,296
8.50%, 11/02/17[b]	93	67,900
9.00%, 11/17/21[b]	160	79,200
9.75%, 05/17/35[b]	125	55,656
12.75%, 02/17/22[b]	130	77,025

		541,246

TOTAL CORPORATE BONDS & NOTES
(Cost: $30,367,272)		30,469,651

FOREIGN GOVERNMENT OBLIGATIONS[a] — 4.95%

AZERBAIJAN — 0.61%
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	200	199,075

		199,075

BRAZIL — 0.65%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20[b]	100	105,010
6.50%, 06/10/19[b]	100	108,211

		213,221
CHINA — 0.61%
Export-Import Bank of China (The)
2.00%, 04/26/21[b]	200	199,993

		199,993

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

October 31, 2016

Security	Principal or Shares (000s)	Value
SOUTH KOREA — 2.24%
Export-Import Bank of Korea
1.75%, 05/26/19	$200	$200,775
2.88%, 01/21/25	200	204,441
4.00%, 01/29/21[c]	100	107,890
4.38%, 09/15/21	200	221,273

		734,379
UNITED ARAB EMIRATES — 0.85%
International Petroleum Investment Co.
5.00%, 11/15/20[b]	250	275,887

		275,887

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,584,969)		1,622,555

SHORT-TERM INVESTMENTS — 4.54%

MONEY MARKET FUNDS — 4.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	1,149	1,148,941

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	339	$339,366

		1,488,307

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,488,229)		1,488,307

TOTAL INVESTMENTS IN SECURITIES — 102.51%
(Cost: $33,440,470)[g]		33,580,513
Other Assets, Less Liabilities — (2.51)%		(822,324)

NET ASSETS — 100.00%		$32,758,189

CMT — Constant Maturity Treasury

VRN  —  Variable Rate Note

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $33,462,318. Net unrealized appreciation was $118,195, of which $772,355 represented gross unrealized appreciation on securities and $654,160 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$30,469,651	$—	$30,469,651
Foreign government obligations	—	1,622,555	—	1,622,555
Money market funds	1,488,307	—	—	1,488,307

Total	$1,488,307	$32,092,206	$—	$33,580,513

See notes to financial statements.

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 41.24%

ARGENTINA — 0.87%
YPF SA
8.50%, 03/23/21[b]	$200	$219,940
8.50%, 07/28/25[b]	285	310,650
8.75%, 04/04/24[b]	178	195,969
8.88%, 12/19/18[b]	187	204,008

		930,567
AZERBAIJAN — 0.40%
Southern Gas Corridor CJSC
6.88%, 03/24/26[b]	200	225,616

		225,616
BARBADOS — 0.20%
Columbus Cable Barbados Ltd.
7.38%, 03/30/21 (Call 03/30/18)[b]	200	214,000

		214,000
BRAZIL — 16.81%
Banco Bradesco SA/Cayman Islands
5.90%, 01/16/21[b]	400	415,200
6.75%, 09/29/19[b]	400	432,000
Banco BTG Pactual SA/Cayman Islands
5.75%, 09/28/22[b]	200	175,582
Banco do Brasil SA
5.38%, 01/15/21[b]	200	201,000
Banco do Brasil SA/Cayman Islands
3.88%, 10/10/22	400	381,000
5.88%, 01/26/22[b]	200	201,376
5.88%, 01/19/23[b]	200	198,440
Banco Votorantim SA
7.38%, 01/21/20[b]	100	104,660
Braskem Finance Ltd.
5.38%, 05/02/22[b]	200	202,500
6.45%, 02/03/24	200	211,500
BRF SA
4.75%, 05/22/24[b]	200	203,520
Caixa Economica Federal
3.50%, 11/07/22[b]	150	136,875
4.25%, 05/13/19[b]	300	303,450
4.50%, 10/03/18[b]	380	387,676
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[b]	200	199,750
6.88%, 07/30/19[b]	200	210,000

Security	Principal (000s)	Value
CSN Resources SA
6.50%, 07/21/20[b]	$200	$151,000
Embraer Netherlands Finance BV
5.05%, 06/15/25	200	200,500
GTL Trade Finance Inc.
5.89%, 04/29/24 (Call 01/29/24)[b]	200	198,475
7.25%, 04/16/44 (Call 10/16/43)[b]	200	191,000
Itau Unibanco Holding SA/Cayman Islands
2.85%, 05/26/18[b]	200	199,500
5.13%, 05/13/23[b]	420	418,404
5.65%, 03/19/22[b]	200	204,700
5.75%, 01/22/21[b]	300	311,250
6.20%, 04/15/20[b]	400	425,120
6.20%, 12/21/21[b]	200	212,090
JBS Investments GmbH
7.75%, 10/28/20 (Call 10/28/17)[b]	200	208,500
JBS USA LLC/JBS USA Finance Inc.
5.88%, 07/15/24 (Call 07/15/19)[b]	300	301,500
7.25%, 06/01/21 (Call 11/30/16)[b]	200	205,000
8.25%, 02/01/20 (Call 11/30/16)[b]	100	102,750
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	200	196,000
Marfrig Holdings Europe BV
8.00%, 06/08/23 (Call 06/08/19)[b]	200	206,500
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22 (Call 06/30/20)[b]	150	48,000
Odebrecht Finance Ltd.
4.38%, 04/25/25[b]	200	95,750
5.25%, 06/27/29[b]	200	96,000
Odebrecht Offshore Drilling Finance Ltd.
6.63%, 10/01/23 (Call 10/01/21)[b]	261	52,907
6.75%, 10/01/23 (Call 12/01/21)[b]	171	34,648
Petrobras Global Finance BV
3.00%, 01/15/19	280	274,120
4.38%, 05/20/23	450	407,812
4.88%, 03/17/20	150	151,087
5.38%, 01/27/21	1,050	1,039,710
5.63%, 05/20/43	200	157,140
5.75%, 01/20/20	550	567,600
6.25%, 03/17/24	500	494,250

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)	Value
6.75%, 01/27/41	$150	$132,893
6.85%, 06/05/49	500	425,000
6.88%, 01/20/40	200	179,000
7.25%, 03/17/44	300	276,000
7.88%, 03/15/19	515	553,625
8.38%, 05/23/21	1,200	1,327,560
8.75%, 05/23/26	500	563,250
Petrobras International Finance Co. SA
6.75%, 01/27/41	300	265,785
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/24[b]	462	445,979
Samarco Mineracao SA
5.75%, 10/24/23[b]	200	80,000
Vale Overseas Ltd.
4.38%, 01/11/22	400	401,000
4.63%, 09/15/20	300	308,625
5.63%, 09/15/19	200	213,000
5.88%, 06/10/21	200	213,250
6.25%, 08/10/26	100	107,250
6.88%, 11/21/36	400	403,380
6.88%, 11/10/39	400	395,280
8.25%, 01/17/34	100	112,470
Vale SA
5.63%, 09/11/42	400	347,772
Votorantim Cimentos SA
7.25%, 04/05/41[b]	200	194,500

		18,061,461
CHILE — 0.19%
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[b]	200	209,250

		209,250
CHINA — 2.09%
Agile Group Holdings Ltd.
8.38%, 02/18/19 (Call 02/18/17)[b]	200	210,251
Country Garden Holdings Co. Ltd.
7.25%, 04/04/21 (Call 10/04/17)[b]	200	211,272
7.50%, 03/09/20 (Call 03/09/18)[b]	200	213,754
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 11/30/16)[b]	300	311,625
12.00%, 02/17/20 (Call 02/17/18)[b]	200	223,755
Greenland Global Investment Ltd.
5.88%, 07/03/24[b]	200	202,701

Security	Principal (000s)	Value
Shimao Property Holdings Ltd.
8.13%, 01/22/21 (Call 01/22/18)[b]	$400	$437,005
8.38%, 02/10/22 (Call 02/10/19)[b]	200	225,516
Trillion Chance Ltd.
8.50%, 01/10/19 (Call 01/10/17)[b]	200	209,260

		2,245,139
COLOMBIA — 1.33%
Banco de Bogota SA
6.25%, 05/12/26[b]	200	206,500
Bancolombia SA
5.13%, 09/11/22	400	413,480
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 09/27/17)[b]	200	199,000
Grupo Aval Ltd.
4.75%, 09/26/22[b]	200	197,250
Millicom International Cellular SA
6.00%, 03/15/25 (Call 03/15/20)[b]	200	201,890
6.63%, 10/15/21 (Call 10/15/17)[b]	200	209,260

		1,427,380
INDIA — 1.22%
ABJA Investment Co. Pte Ltd.
4.85%, 01/31/20[b]	200	202,500
5.95%, 07/31/24[b]	200	201,344
ICICI Bank Ltd. VRN, (6 mo. LIBOR US + 2.280%)
6.38%, 04/30/22 (Call 04/30/17)[b]	100	101,361
IDBI Bank Ltd.
3.75%, 01/25/19[b]	200	203,135
Vedanta Resources PLC
6.00%, 01/31/19[b]	400	398,040
8.25%, 06/07/21[b]	200	204,760

		1,311,140
INDONESIA — 2.78%
Majapahit Holding BV
7.75%, 01/20/20[b]	100	114,500
7.88%, 06/29/37[b]	200	258,500
8.00%, 08/07/19[b]	250	285,575
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b]	200	200,750
Pertamina Persero PT
4.30%, 05/20/23[b]	200	207,281
5.25%, 05/23/21[b]	400	432,012

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)	Value
5.63%, 05/20/43[b]	$400	$401,235
6.00%, 05/03/42[b]	200	210,875
6.45%, 05/30/44[b]	200	220,273
6.50%, 05/27/41[b]	200	224,615
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/24[b]	200	213,461
Perusahaan Listrik Negara PT
5.50%, 11/22/21[b]	200	221,500

		2,990,577
JAMAICA — 0.81%
Digicel Group Ltd.
7.13%, 04/01/22 (Call 04/01/17)[b]	200	158,440
8.25%, 09/30/20 (Call 11/30/16)[b]	400	354,000
Digicel Ltd.
6.00%, 04/15/21 (Call 11/30/16)[b]	200	178,940
6.75%, 03/01/23 (Call 03/01/18)[b]	200	179,440

		870,820
KAZAKHSTAN — 1.49%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 01/28/21[b]	200	217,080
Kazakhstan Temir Zholy Finance BV
6.38%, 10/06/20[b]	200	212,500
6.95%, 07/10/42[b]	200	206,172
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 11/30/16)[b]	100	71,072
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[b]	160	175,446
KazMunayGas National Co. JSC
6.38%, 04/09/21[b]	400	439,558
7.00%, 05/05/20[b]	250	277,183

		1,599,011
MEXICO — 1.69%
Banco Santander Mexico SA VRN, (5 year CMT + 4.580%)
5.95%, 01/30/24 (Call 01/30/19)[b]	200	208,250
BBVA Bancomer SA/Texas
7.25%, 04/22/20[b]	200	221,000
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)[b]	400	414,000
9.38%, 10/12/22 (Call 10/12/17)[b]	300	327,750
Cemex SAB de CV
5.70%, 01/11/25 (Call 01/11/20)[b]	200	203,500

Security	Principal (000s)	Value
7.25%, 01/15/21 (Call 01/15/18)[b]	$200	$214,940
7.75%, 04/16/26 (Call 04/16/21)[b]	200	224,120

		1,813,560
RUSSIA — 3.85%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.00%, 11/27/18[b]	200	206,854
7.75%, 04/28/21[b]	300	341,535
ALROSA Finance SA
7.75%, 11/03/20[b]	200	227,030
Evraz Group SA
6.50%, 04/22/20[b]	200	205,498
6.75%, 04/27/18[b]	200	207,500
8.25%, 01/28/21[b]	200	217,700
Gazprombank OAO Via GPB Eurobond Finance PLC VRN, (5 year CMT + 6.024%)
7.50%, 12/28/23 (Call 12/28/18)[b]	200	203,732
Metalloinvest Finance DAC
5.63%, 04/17/20[b]	200	208,000
MMC Norilsk Nickel OJSC via MMC Finance DAC
5.55%, 10/28/20[b]	200	211,838
6.63%, 10/14/22[b]	200	223,000
Novolipetsk Steel via Steel Funding DAC
4.50%, 06/15/23[b]	200	199,750
Polyus Gold International Ltd.
5.63%, 04/29/20[b]	200	207,321
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.10%, 07/25/18[b]	200	205,000
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[b]	200	201,278
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22[b]	200	216,467
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.75%, 02/02/21[b]	200	220,958
VimpelCom Holdings BV
5.95%, 02/13/23[b]	200	205,500
7.50%, 03/01/22[b]	200	220,802

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)	Value
VTB Bank OJSC Via VTB Capital SA
6.95%, 10/17/22[b]	$200	$208,834

		4,138,597
SOUTH AFRICA — 1.51%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	200	204,609
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	200	201,000
6.75%, 08/06/23[b]	200	206,374
7.13%, 02/11/25[b]	360	372,471
Gold Fields Orogen Holding BVI Ltd.
4.88%, 10/07/20[b]	200	202,250
Myriad International Holdings BV
5.50%, 07/21/25 (Call 04/21/25)[b]	200	212,016
6.00%, 07/18/20[b]	200	219,874

		1,618,594
SOUTH KOREA — 0.39%
Woori Bank
4.75%, 04/30/24[b]	200	211,784
VRN, (5 year CMT + 3.328%)
5.00%, 06/10/45 (Call 06/10/20)[b]	200	207,250

		419,034
SRI LANKA — 0.20%
National Savings Bank
8.88%, 09/18/18[b]	200	216,180

		216,180
TRINIDAD AND TOBAGO — 0.29%
Consolidated Energy Finance SA
6.75%, 10/15/19 (Call 11/30/16)[b]	200	200,000
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	100	110,704

		310,704
TURKEY — 3.14%
Akbank TAS
4.00%, 01/24/20[b]	200	197,754
5.13%, 03/31/25[b]	200	194,040
TC Ziraat Bankasi AS
4.25%, 07/03/19[b]	200	198,250
Turkiye Garanti Bankasi AS
4.75%, 10/17/19[b]	200	201,902
5.25%, 09/13/22[b]	200	201,641

Security	Principal (000s)	Value
Turkiye Halk Bankasi AS
4.75%, 06/04/19[b]	$200	$199,032
4.75%, 02/11/21[b]	200	192,880
Turkiye Is Bankasi
5.00%, 04/30/20[b]	200	199,000
5.38%, 10/06/21[b]	200	199,652
6.00%, 10/24/22[b]	200	198,166
Turkiye Is Bankasi AS
3.75%, 10/10/18[b]	200	197,420
Turkiye Vakiflar Bankasi TAO
6.00%, 11/01/22[b]	200	196,900
VRN, (5 year USD Swap + 5.439%)
1.00%, 02/03/25 (Call 02/03/20)[b]	200	197,850
Yapi ve Kredi Bankasi AS
5.13%, 10/22/19[b]	400	402,508
5.25%, 12/03/18[b]	200	203,156
5.50%, 12/06/22[b]	200	194,040

		3,374,191
UKRAINE — 0.17%
Metinvest BV
8.75%, 02/14/18[b]	213	182,800

		182,800
UNITED KINGDOM — 0.19%
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[b]	200	207,000

		207,000
VENEZUELA — 1.81%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	570	208,506
5.50%, 04/12/37[b]	295	108,118
6.00%, 05/16/24[b]	820	307,500
6.00%, 11/15/26[b]	875	325,036
8.50%, 11/02/17[b]	290	211,218
9.00%, 11/17/21[b]	470	232,650
9.75%, 05/17/35[b]	530	235,982
12.75%, 02/17/22[b]	525	311,062

		1,940,072

TOTAL CORPORATE BONDS & NOTES (Cost: $43,758,648)		44,305,693

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[a] — 56.96%

ARGENTINA — 4.95%
Argentine Republic Government International Bond
2.50%, 12/31/38[c]	$644	$440,174
5.25%, 12/31/38[c]	360	246,060
6.25%, 04/22/19[b]	450	477,000
6.63%, 07/06/28[b]	150	154,275
6.88%, 04/22/21[b]	750	811,500
7.13%, 07/06/36[b]	450	463,950
7.50%, 04/22/26[b]	1,050	1,147,125
7.50%, 04/22/26[b]	150	163,875
7.63%, 04/22/46[b]	450	491,400
8.28%, 12/31/33	477	534,611
8.28%, 12/31/33	202	226,423
8.28%, 12/31/33	147	160,169

		5,316,562
AZERBAIJAN — 0.39%
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	200	199,075
6.95%, 03/18/30[b]	200	216,880

		415,955
BAHRAIN — 1.43%
Bahrain Government International Bond
5.50%, 03/31/20[b]	500	523,896
5.88%, 01/26/21[b]	200	210,032
6.00%, 09/19/44[b]	200	169,000
6.13%, 07/05/22[b]	200	211,500
6.13%, 08/01/23[b]	200	210,697
7.00%, 01/26/26[b]	200	212,500

		1,537,625
BRAZIL — 5.86%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[b]	200	201,996
5.50%, 07/12/20[b]	100	105,010
5.50%, 07/12/20[b]	100	105,010
6.50%, 06/10/19[b]	400	432,844
Brazilian Government International Bond
2.63%, 01/05/23	200	184,800

Security	Principal (000s)	Value
4.25%, 01/07/25	$700	$693,000
4.88%, 01/22/21	100	105,800
4.88%, 01/22/21	750	793,500
5.00%, 01/27/45	800	706,000
5.63%, 01/07/41	400	386,000
5.63%, 02/21/47	400	383,000
5.88%, 01/15/19	500	540,500
6.00%, 04/07/26	200	220,500
7.13%, 01/20/37	300	342,000
8.25%, 01/20/34	200	251,000
8.75%, 02/04/25	100	128,750
8.88%, 04/15/24	200	255,500
8.88%, 04/15/24	100	127,750
10.13%, 05/15/27	225	328,500

		6,291,460
COSTA RICA — 0.71%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	200	193,500
4.38%, 04/30/25[b]	200	190,346
5.63%, 04/30/43[b]	200	176,920
7.00%, 04/04/44[b]	200	207,000

		767,766
CROATIA — 1.44%
Croatia Government International Bond
5.50%, 04/04/23[b]	200	218,000
6.00%, 01/26/24[b]	200	225,700
6.38%, 03/24/21[b]	400	444,000
6.63%, 07/14/20[b]	400	443,680
6.75%, 11/05/19[b]	200	219,672

		1,551,052
DOMINICAN REPUBLIC — 1.76%
Dominican Republic International Bond
5.50%, 01/27/25[b]	300	305,250
5.88%, 04/18/24[b]	100	103,762
6.60%, 01/28/24[b]	200	217,000
6.85%, 01/27/45[b]	370	384,800
6.88%, 01/29/26[b]	400	443,000
7.45%, 04/30/44[b]	200	222,000
7.50%, 05/06/21[b]	200	220,040

		1,895,852

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)	Value
ECUADOR — 0.94%
Ecuador Government International Bond
7.95%, 06/20/24[b]	$400	$377,000
10.50%, 03/24/20[b]	200	211,000
10.75%, 03/28/22[b]	400	423,000

		1,011,000
EGYPT — 0.50%
Egypt Government International Bond
5.75%, 04/29/20[b]	160	163,181
5.88%, 06/11/25[b]	400	370,728

		533,909
EL SALVADOR — 0.97%
El Salvador Government International Bond
5.88%, 01/30/25[b]	250	247,500
6.38%, 01/18/27[b]	100	99,500
7.38%, 12/01/19[b]	100	105,433
7.63%, 02/01/41[b]	150	153,982
7.65%, 06/15/35[b]	130	134,668
7.75%, 01/24/23[b]	75	81,938
7.75%, 01/24/23[b]	100	109,250
8.25%, 04/10/32[b]	100	108,987

		1,041,258
GHANA — 0.57%
Ghana Government International Bond
7.88%, 08/07/23[b]	200	191,432
8.13%, 01/18/26[b]	200	191,554
10.75%, 10/14/30[b]	200	235,460

		618,446
GUATEMALA — 0.50%
Guatemala Government Bond
4.50%, 05/03/26[b]	200	205,000
4.88%, 02/13/28[b]	100	104,704
5.75%, 06/06/22[b]	200	223,000

		532,704
HUNGARY — 2.77%
Hungary Government International Bond
4.00%, 03/25/19	100	104,500
4.13%, 02/19/18	110	113,207
5.38%, 02/21/23	370	419,876

Security	Principal (000s)	Value
5.38%, 03/25/24	$400	$459,562
5.75%, 11/22/23	400	466,700
6.25%, 01/29/20	200	224,000
6.25%, 01/29/20	200	224,000
6.38%, 03/29/21	400	461,460
6.38%, 03/29/21	170	196,120
7.63%, 03/29/41	200	304,800

		2,974,225
INDONESIA — 6.43%
Indonesia Government International Bond
3.38%, 04/15/23[b]	200	201,775
3.75%, 04/25/22[b]	300	311,701
4.13%, 01/15/25[b]	400	419,556
4.63%, 04/15/43[b]	200	206,137
4.75%, 01/08/26[b]	600	654,064
4.88%, 05/05/21[b]	300	326,262
5.13%, 01/15/45[b]	400	435,312
5.25%, 01/17/42[b]	400	438,013
5.25%, 01/17/42[b]	200	219,007
5.38%, 10/17/23[b]	200	226,016
5.88%, 03/13/20[b]	300	333,742
5.88%, 01/15/24[b]	400	464,033
5.95%, 01/08/46[b]	200	242,177
6.63%, 02/17/37[b]	100	125,549
6.63%, 02/17/37[b]	140	175,769
6.75%, 01/15/44[b]	400	527,336
6.88%, 01/17/18[b]	200	211,491
7.75%, 01/17/38[b]	300	420,561
8.50%, 10/12/35[b]	200	295,857
11.63%, 03/04/19[b]	150	182,884
11.63%, 03/04/19[b]	400	487,690

		6,904,932
IVORY COAST — 0.38%
Ivory Coast Government International Bond
5.38%, 07/23/24[b]	200	201,704
6.38%, 03/03/28[b]	200	208,646

		410,350
JAMAICA — 0.79%
Jamaica Government International Bond
6.75%, 04/28/28	400	452,000
7.88%, 07/28/45	200	230,528

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)	Value
8.00%, 03/15/39	$143	$166,575

		849,103
LEBANON — 3.44%
Lebanese Republic
6.85%, 05/25/29	100	98,298
Lebanon Government International Bond
5.15%, 11/12/18[b]	150	147,822
5.45%, 11/28/19[b]	300	295,548
5.50%, 04/23/19	200	198,540
5.80%, 04/14/20[b]	100	98,615
6.00%, 01/27/23[b]	300	290,685
6.10%, 10/04/22[b]	200	195,880
6.15%, 06/19/20	100	100,145
6.20%, 02/26/25[b]	50	48,000
6.25%, 11/04/24[b]	125	120,259
6.38%, 03/09/20	300	300,750
6.60%, 11/27/26[b]	300	291,552
6.65%, 04/22/24[b]	200	197,540
6.65%, 11/03/28[b]	250	243,590
6.65%, 02/26/30[b]	350	337,820
6.75%, 11/29/27[b]	150	147,675
7.05%, 11/02/35[b]	100	98,958
8.25%, 04/12/21[b]	300	321,000
8.25%, 04/12/21[b]	150	160,500

		3,693,177
MOROCCO — 0.41%
Morocco Government International Bond
4.25%, 12/11/22[b]	200	212,920
5.50%, 12/11/42[b]	200	224,922

		437,842
NIGERIA — 0.37%
Nigeria Government International Bond
5.13%, 07/12/18[b]	200	201,190
6.38%, 07/12/23[b]	200	193,106

		394,296
PAKISTAN — 0.46%
Pakistan Government International Bond
7.25%, 04/15/19[b]	200	211,999
8.25%, 04/15/24[b]	250	281,610

		493,609

Security	Principal (000s)	Value
RUSSIA — 6.30%
Russian Foreign Bond-Eurobond
3.50%, 01/16/19[b]	$200	$203,822
4.50%, 04/04/22[b]	400	421,754
4.88%, 09/16/23[b]	600	644,976
5.00%, 04/29/20[b]	900	960,192
5.63%, 04/04/42[b]	600	662,160
5.88%, 09/16/43[b]	200	228,240
7.50%, 03/31/30[b,c]	1,887	2,282,056
11.00%, 07/24/18[b]	500	574,820
12.75%, 06/24/28[b]	450	787,212

		6,765,232
SENEGAL — 0.21%
Senegal Government International Bond
8.75%, 05/13/21[b]	200	225,808

		225,808
SERBIA — 0.82%
Serbia International Bond
4.88%, 02/25/20[b]	200	207,100
5.88%, 12/03/18[b]	200	211,684
7.25%, 09/28/21[b]	400	459,400

		878,184
SRI LANKA — 1.47%
Sri Lanka Government International Bond
5.88%, 07/25/22[b]	328	334,190
6.00%, 01/14/19[b]	200	206,290
6.13%, 06/03/25[b]	200	200,517
6.25%, 10/04/20[b]	400	418,000
6.83%, 07/18/26[b]	200	211,020
6.85%, 11/03/25[b]	200	210,518

		1,580,535
TURKEY — 7.77%
Export Credit Bank of Turkey
5.00%, 09/23/21[b]	200	200,318
Turkey Government International Bond
3.25%, 03/23/23	500	465,515
4.25%, 04/14/26	200	191,514
4.88%, 10/09/26	600	598,200
4.88%, 04/16/43	600	533,052
5.13%, 03/25/22	200	206,572
5.63%, 03/30/21	350	369,625

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)	Value
5.75%, 03/22/24	$200	$212,586
6.00%, 01/14/41	600	619,146
6.25%, 09/26/22	400	435,115
6.63%, 02/17/45	200	224,182
6.63%, 02/17/45	300	336,273
6.75%, 04/03/18	250	263,438
6.75%, 05/30/40	275	310,200
6.88%, 03/17/36	100	113,690
6.88%, 03/17/36	270	306,963
7.00%, 03/11/19	100	108,125
7.00%, 03/11/19	100	108,125
7.00%, 06/05/20	250	274,781
7.00%, 06/05/20	50	54,956
7.25%, 03/05/38	300	355,389
7.38%, 02/05/25	320	374,809
7.38%, 02/05/25	500	585,640
7.50%, 11/07/19	250	277,500
7.50%, 11/07/19	150	166,500
8.00%, 02/14/34	263	330,746
11.88%, 01/15/30	200	325,516

		8,348,476
UKRAINE — 2.28%
Ukraine Government International Bond
7.75%, 09/01/19[b]	200	199,400
7.75%, 09/01/20[b]	340	336,957
7.75%, 09/01/21[b]	200	197,000
7.75%, 09/01/22[b]	500	488,750
7.75%, 09/01/23[b]	225	218,272
7.75%, 09/01/24[b]	255	245,481
7.75%, 09/01/25[b]	205	196,230
7.75%, 09/01/26[b]	200	190,660
7.75%, 09/01/27[b]	200	190,020
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/25[b]	200	192,500

		2,455,270
VENEZUELA — 2.64%
Venezuela Government International Bond
6.00%, 12/09/20[b]	330	146,520
7.00%, 12/01/18[b]	150	87,750
7.00%, 12/01/18[b]	100	58,500
7.00%, 03/31/38[b]	200	83,700
7.65%, 04/21/25[b]	358	154,656

Security	Principal or Shares (000s)	Value
7.75%, 10/13/19[b]	$339	$172,043
7.75%, 10/13/19[b]	60	30,450
8.25%, 10/13/24[b]	350	154,350
8.25%, 10/13/24[b]	50	22,050
9.00%, 05/07/23[b]	310	142,290
9.00%, 05/07/23[b]	152	69,768
9.25%, 09/15/27	450	225,450
9.25%, 09/15/27	240	120,240
9.25%, 05/07/28[b]	240	111,240
9.25%, 05/07/28[b]	200	92,700
9.38%, 01/13/34	135	62,640
9.38%, 01/13/34	100	46,400
11.75%, 10/21/26[b]	535	295,588
11.95%, 08/05/31[b]	670	368,500
12.75%, 08/23/22[b]	525	303,712
13.63%, 08/15/18	75	54,750
13.63%, 08/15/18	40	29,200

		2,832,497
VIETNAM — 0.40%
Vietnam Government International Bond
4.80%, 11/19/24[b]	200	211,484
6.75%, 01/29/20[b]	200	222,771

		434,255

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $61,038,294)		61,191,380

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	246	246,488

		246,488

TOTAL SHORT-TERM INVESTMENTS
(Cost: $246,488)		246,488

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

October 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 98.43% (Cost: $105,043,430)[f]	$105,743,561
Other Assets, Less Liabilities — 1.57%	1,687,178

NET ASSETS — 100.00%	$107,430,739

CMT — Constant Maturity Treasury

VRN  —  Variable Rate Note

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	The cost of investments for federal income tax purposes was $105,201,365. Net unrealized appreciation was $542,196, of which $3,394,327 represented gross unrealized appreciation on securities and $2,852,131 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$44,305,693	$—	$44,305,693
Foreign government obligations	—	61,191,380	—	61,191,380
Money market funds	246,488	—	—	246,488

Total	$246,488	$105,497,073	$—	$105,743,561

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

October 31, 2016

Security		Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS — 94.85%

BRAZIL — 13.90%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/17	BRL	50,403	$15,583,774
0.00%, 07/01/17	BRL	14,686	4,283,421
0.00%, 01/01/18	BRL	19,028	5,262,810
0.00%, 07/01/18	BRL	11,912	3,128,034
0.00%, 01/01/19	BRL	22,657	5,660,917
Brazil Notas do Tesouro Nacional
Series F
10.00%, 01/01/18	BRL	389	120,303
10.00%, 01/01/19	BRL	13,208	4,064,991
10.00%, 01/01/21	BRL	28,426	8,607,797
10.00%, 01/01/23	BRL	6,955	2,077,417
10.00%, 01/01/25	BRL	30,350	8,969,697
10.00%, 01/01/27	BRL	12,568	3,792,118
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	149,249
10.25%, 01/10/28	BRL	1,420	457,507
12.50%, 01/05/22	BRL	1,633	571,268

			62,729,303
CHILE — 0.40%
Bonos del Banco Central de Chile en Pesos
4.50%, 04/01/20	CLP	220,000	344,489
4.50%, 06/01/20	CLP	510,000	798,973
6.00%, 02/01/21	CLP	220,000	364,119
Chile Government International Bond
5.50%, 08/05/20	CLP	173,000	281,351

			1,788,932
COLOMBIA — 4.04%
Colombia Government International Bond
7.75%, 04/14/21	COP	496,000	174,648
9.85%, 06/28/27	COP	2,058,000	828,614
Colombian TES
6.00%, 04/28/28	COP	9,655,000	2,868,263
7.00%, 09/11/19	COP	9,360,000	3,158,093
7.00%, 05/04/22	COP	5,322,000	1,784,380
7.50%, 08/26/26	COP	6,752,800	2,271,408

Security		Principal (000s)	Value
7.75%, 09/18/30	COP	4,050,000	$1,382,234
10.00%, 07/24/24	COP	7,564,000	2,966,802
11.00%, 07/24/20	COP	4,602,300	1,748,124
11.25%, 10/24/18	COP	2,861,200	1,038,593

			18,221,159
CZECH REPUBLIC — 4.29%
Czech Republic Government Bond
0.85%, 03/17/18[a]	CZK	36,740	1,530,039
1.50%, 10/29/19[a]	CZK	24,930	1,070,418
3.75%, 09/12/20[a]	CZK	26,100	1,224,024
3.85%, 09/29/21[a]	CZK	33,810	1,644,616
4.00%, 04/11/17[a]	CZK	19,820	822,695
4.20%, 12/04/36[a]	CZK	13,520	865,245
4.60%, 08/18/18[a]	CZK	15,850	707,296
4.70%, 09/12/22[a]	CZK	128,270	6,667,313
5.00%, 04/11/19[a]	CZK	52,270	2,421,055
5.70%, 05/25/24[a]	CZK	42,310	2,438,733

			19,391,434
HUNGARY — 3.53%
Hungary Government Bond
3.50%, 06/24/20	HUF	692,230	2,640,263
4.00%, 04/25/18	HUF	365,770	1,370,227
5.50%, 12/20/18	HUF	211,430	826,164
5.50%, 06/24/25	HUF	251,780	1,080,014
6.00%, 11/24/23	HUF	638,810	2,806,191
6.50%, 06/24/19	HUF	264,070	1,070,107
6.75%, 11/24/17	HUF	76,310	289,624
7.00%, 06/24/22	HUF	917,660	4,118,805
7.50%, 11/12/20	HUF	396,400	1,736,922

			15,938,317
INDONESIA — 4.34%
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	19,436,000	1,362,993
6.63%, 05/15/33	IDR	20,316,000	1,387,648
7.00%, 05/15/22	IDR	14,846,000	1,135,557
7.88%, 04/15/19	IDR	39,138,000	3,065,410
8.25%, 06/15/32	IDR	37,216,000	2,973,829
8.38%, 03/15/24	IDR	13,138,000	1,066,254
8.38%, 09/15/26	IDR	6,000,000	493,832
8.38%, 03/15/34	IDR	8,274,000	662,808
8.75%, 02/15/44	IDR	2,000,000	166,576
9.00%, 03/15/29	IDR	4,000,000	340,245
9.50%, 07/15/31	IDR	33,570,000	2,962,871

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

October 31, 2016

Security		Principal (000s)	Value
10.00%, 07/15/17	IDR	3,100,000	$243,766
10.00%, 09/15/24	IDR	5,860,000	524,445
10.00%, 02/15/28	IDR	9,815,000	902,554
10.50%, 07/15/38	IDR	4,860,000	469,388
11.00%, 11/15/20	IDR	11,664,000	1,021,762
11.00%, 09/15/25	IDR	8,485,000	796,269

			19,576,207
ISRAEL — 4.26%
Israel Government Bond – Fixed
1.75%, 08/31/25	ILS	4,970	1,288,118
2.25%, 05/31/19	ILS	4,169	1,136,112
4.00%, 01/31/18	ILS	10,084	2,750,442
4.25%, 03/31/23	ILS	17,081	5,256,634
5.00%, 01/31/20	ILS	8,709	2,590,747
5.50%, 02/28/17	ILS	5,850	1,549,711
5.50%, 01/31/22	ILS	3,150	1,008,113
5.50%, 01/31/42	ILS	3,246	1,226,884
6.00%, 02/28/19	ILS	2,752	809,853
6.25%, 10/30/26	ILS	4,450	1,621,670

			19,238,284
MALAYSIA — 4.45%
Malaysia Government Bond
3.26%, 03/01/18	MYR	11,300	2,717,684
3.48%, 03/15/23	MYR	7,675	1,825,260
3.49%, 03/31/20	MYR	6,249	1,501,935
3.50%, 05/31/27	MYR	1,904	434,766
4.01%, 09/15/17	MYR	20,605	4,981,940
4.05%, 09/30/21	MYR	3,374	827,390
4.13%, 04/15/32	MYR	2,676	625,954
4.39%, 04/15/26	MYR	12,544	3,131,873
4.50%, 04/15/30	MYR	3,300	818,172
4.94%, 09/30/43	MYR	1,975	493,209
5.73%, 07/30/19	MYR	4,418	1,124,341
Malaysia Government Investment Issue
4.17%, 04/30/21	MYR	3,978	975,686
4.44%, 05/22/24	MYR	2,500	621,234

			20,079,444
MEXICO — 6.54%
Mexican Bonos
4.75%, 06/14/18	MXN	45,000	2,367,379
5.00%, 06/15/17	MXN	23,466	1,247,157
6.50%, 06/10/21	MXN	61,634	3,349,369

Security		Principal (000s)	Value
7.25%, 12/15/16	MXN	14,627	$779,905
7.50%, 06/03/27	MXN	102,077	5,894,126
7.75%, 05/29/31	MXN	40,248	2,363,361
7.75%, 11/13/42	MXN	36,738	2,187,127
8.00%, 06/11/20	MXN	57,193	3,254,191
8.00%, 12/07/23	MXN	47,246	2,783,901
8.50%, 12/13/18	MXN	9,643	542,901
8.50%, 11/18/38	MXN	6,451	410,403
10.00%, 12/05/24	MXN	33,520	2,216,457
10.00%, 11/20/36	MXN	16,945	1,222,163
United Mexican States
6.50%, 06/09/22	MXN	16,799	913,927

			29,532,367
PERU — 1.14%
Peru Government Bond
5.70%, 08/12/24	PEN	4,995	1,523,011
6.85%, 02/12/42	PEN	2,310	723,245
6.90%, 08/12/37	PEN	2,481	795,506
8.20%, 08/12/26	PEN	5,948	2,096,712

			5,138,474
PHILIPPINES — 4.42%
Philippine Government Bond
2.13%, 05/23/18	PHP	3,700	75,948
2.88%, 05/22/17	PHP	26,500	551,699
3.38%, 08/20/20	PHP	66,000	1,367,841
3.50%, 03/20/21	PHP	11,000	228,857
3.50%, 04/21/23	PHP	29,500	593,814
3.63%, 09/09/25	PHP	58,600	1,177,906
3.88%, 11/22/19	PHP	143,700	3,050,425
4.00%, 12/06/22	PHP	89,140	1,845,095
4.13%, 08/20/24	PHP	50,000	1,040,023
4.63%, 09/09/40	PHP	88,980	1,872,104
5.00%, 08/18/18	PHP	27,950	602,654
6.38%, 01/19/22	PHP	15,408	355,705
7.00%, 03/31/17	PHP	23,140	487,463
8.00%, 07/19/31	PHP	45,500	1,340,424
8.13%, 12/16/35	PHP	49,777	1,504,437
8.50%, 11/29/32	PHP	45,430	1,382,391
Philippine Government International Bond
4.95%, 01/15/21	PHP	52,000	1,108,621
6.25%, 01/14/36	PHP	57,000	1,356,017

			19,941,424

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

October 31, 2016

Security		Principal (000s)	Value
POLAND — 4.23%
Republic of Poland Government Bond
1.50%, 04/25/20	PLN	10,690	$2,653,508
2.50%, 07/25/26	PLN	3,300	797,111
3.25%, 07/25/19	PLN	9,997	2,624,846
3.25%, 07/25/25	PLN	5,617	1,451,370
3.75%, 04/25/18	PLN	3,778	988,816
4.00%, 10/25/23	PLN	6,866	1,871,056
4.75%, 04/25/17	PLN	8,193	2,113,338
5.25%, 10/25/20	PLN	3,121	881,169
5.50%, 10/25/19	PLN	3,477	971,212
5.75%, 09/23/22	PLN	16,040	4,752,683

			19,105,109
ROMANIA — 2.46%
Romania Government Bond
4.75%, 06/24/19	RON	17,965	4,742,529
5.60%, 11/28/18	RON	8,300	2,200,703
5.80%, 07/26/27	RON	3,750	1,102,640
5.85%, 04/26/23	RON	6,910	1,981,933
5.90%, 07/26/17	RON	1,710	431,750
6.75%, 06/11/17	RON	2,560	645,571

			11,105,126
RUSSIA — 4.21%
Russian Federal Bond-OFZ
6.70%, 05/15/19	RUB	70,187	1,062,186
6.80%, 12/11/19	RUB	57,838	869,123
7.00%, 01/25/23	RUB	430,528	6,294,516
7.05%, 01/19/28	RUB	60,500	861,012
7.40%, 04/19/17	RUB	31,661	496,496
7.40%, 06/14/17	RUB	6,786	106,131
7.50%, 02/27/19	RUB	84,000	1,300,692
7.50%, 03/15/18	RUB	112,673	1,759,827
7.60%, 04/14/21	RUB	269,127	4,099,282
8.15%, 02/03/27	RUB	101,366	1,574,191
8.50%, 09/17/31	RUB	2,000	31,616
Russian Foreign Bond-Eurobond
7.85%, 03/10/18[a]	RUB	35,000	546,191

			19,001,263
SOUTH AFRICA — 4.54%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	53,669	2,913,113

Security		Principal (000s)	Value
6.50%, 02/28/41	ZAR	16,785	$908,210
6.75%, 03/31/21	ZAR	10,140	713,963
7.25%, 01/15/20	ZAR	6,888	500,708
8.00%, 12/21/18	ZAR	7,690	573,050
8.00%, 01/31/30	ZAR	69,687	4,730,722
8.25%, 09/15/17	ZAR	15,082	1,124,953
8.50%, 01/31/37	ZAR	17,880	1,222,869
8.75%, 02/28/48	ZAR	26,632	1,849,573
10.50%, 12/21/26	ZAR	72,030	5,975,032

			20,512,193
SOUTH KOREA — 19.37%
Korea Monetary Stabilization Bond
1.71%, 04/02/17	KRW	4,576,220	4,003,998
1.96%, 02/02/17	KRW	2,560,000	2,240,473
2.07%, 12/02/16	KRW	2,400,000	2,098,681
Korea Treasury Bond
2.75%, 09/10/17	KRW	15,242,810	13,470,821
2.75%, 03/10/18	KRW	5,238,000	4,658,421
2.75%, 12/10/44	KRW	2,777,110	2,966,053
3.00%, 12/10/42	KRW	7,335,190	8,091,434
3.13%, 03/10/19	KRW	5,501,050	4,991,641
3.50%, 03/10/17	KRW	3,579,830	3,151,783
3.50%, 03/10/24	KRW	2,360,280	2,329,937
3.75%, 06/10/22	KRW	4,314,000	4,214,129
3.75%, 12/10/33	KRW	3,105,410	3,512,960
4.00%, 12/10/31	KRW	2,899,000	3,292,484
4.25%, 06/10/21	KRW	7,556,000	7,401,149
4.75%, 12/10/30	KRW	3,111,860	3,753,595
5.00%, 06/10/20	KRW	2,626,680	2,576,568
5.25%, 03/10/27	KRW	4,190,000	4,885,959
5.50%, 09/10/17	KRW	2,179,600	1,970,564
5.50%, 12/10/29	KRW	1,484,790	1,873,710
5.75%, 09/10/18	KRW	6,318,680	5,953,834

			87,438,194
THAILAND — 4.44%
Thailand Government Bond
2.88%, 06/17/46	THB	6,000	173,047
3.58%, 12/17/27	THB	147,252	4,728,431
3.65%, 12/17/21	THB	57,450	1,782,029
3.78%, 06/25/32	THB	29,808	976,001
3.80%, 06/14/41	THB	8,368	282,340
3.85%, 12/12/25	THB	103,479	3,371,321

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

October 31, 2016

Security		Principal or Shares (000s)	Value
3.88%, 06/13/19	THB	15,250	$460,138
4.13%, 11/18/16	THB	22,352	639,479
4.26%, 12/12/37[a]	THB	26,170	936,646
4.68%, 06/29/44	THB	3,500	135,745
4.85%, 06/17/61	THB	14,748	576,924
4.88%, 06/22/29	THB	49,500	1,798,661
5.13%, 03/13/18	THB	70,588	2,114,605
5.67%, 03/13/28	THB	16,395	622,853
6.15%, 07/07/26	THB	37,899	1,453,043

			20,051,263
TURKEY — 4.29%
Turkey Government Bond
6.30%, 02/14/18	TRY	16,572	5,179,620
8.00%, 03/12/25	TRY	3,940	1,140,871
8.50%, 07/10/19	TRY	6,058	1,920,687
8.50%, 09/14/22	TRY	13,610	4,150,742
8.80%, 09/27/23	TRY	4,703	1,441,784
9.00%, 03/08/17	TRY	4,492	1,453,116
9.00%, 07/24/24	TRY	4,123	1,272,710
10.50%, 01/15/20	TRY	5,403	1,796,894
10.60%, 02/11/26	TRY	3,000	1,013,609

			19,370,033

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $442,860,202)			428,158,526

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[b,c]		600	600,423

			600,423

TOTAL SHORT-TERM INVESTMENTS
(Cost: $600,423)			600,423

TOTAL INVESTMENTS IN SECURITIES — 94.98%
(Cost: $443,460,625)[d]			428,758,949
Other Assets, Less Liabilities — 5.02%			22,651,475

NET ASSETS — 100.00%			$451,410,424

Currency Abbreviations:

BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Certificates of Participation
CZK	— Czech Koruna
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peru Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— Romanian Leu
RUB	— New Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $450,259,609. Net unrealized depreciation was $21,500,660, of which $12,412,095 represented gross unrealized appreciation on securities and $33,912,755 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

October 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Foreign government obligations	$—	$428,158,526	$—	$428,158,526
Money market funds	600,423	—	—	600,423

Total	$600,423	$428,158,526	$—	$428,758,949

See notes to financial statements.

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
CORPORATE BONDS & NOTES — 97.18%

AUSTRALIA — 0.36%
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (Call 04/01/17)[a,b]	USD	40	$41,268
9.75%, 03/01/22 (Call 03/01/18)[a]	USD	175	203,000
Origin Energy Finance Ltd. VRN, (5 year EUR Swap + 3.670%)
4.00%, 09/16/74 (Call 09/16/19)[c]	EUR	100	106,103

			350,371

AUSTRIA — 0.23%
Raiffeisen Bank International AG
6.63%, 05/18/21	EUR	100	120,555
VRN, (5 year EUR Swap + 3.300%)
4.50%, 02/21/25 (Call 02/21/20)[c]	EUR	100	106,793

			227,348

BELGIUM — 0.14%
Barry Callebaut Services NV
5.63%, 06/15/21[c]	EUR	100	133,325

			133,325

CANADA — 3.64%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a]	USD	100	103,145
6.00%, 04/01/22 (Call 10/01/17)[a]	USD	175	183,027
Air Canada
7.75%, 04/15/21[a,b]	USD	25	27,505
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 11/30/16)[c]	CAD	50	37,027
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	50	34,229
Bombardier Inc.
4.75%, 04/15/19[a,b]	USD	50	49,811
5.50%, 09/15/18[a]	USD	50	51,552
5.75%, 03/15/22[a]	USD	50	44,250
6.00%, 10/15/22 (Call 04/15/17)[a]	USD	100	88,845
6.13%, 05/15/21[c]	EUR	100	111,351
6.13%, 01/15/23[a]	USD	100	87,000
7.50%, 03/15/18[a]	USD	50	52,933
7.50%, 03/15/25 (Call 03/15/20)[a]	USD	125	111,464

Security	Principal (000s)		Value
7.75%, 03/15/20[a,b]	USD	50	$50,753
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 05/15/18)[a]	CAD	50	37,773
6.50%, 12/15/20 (Call 12/01/16)[a,b]	USD	50	51,496
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a]	USD	25	25,375
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	25	18,813
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[a]	CAD	25	19,197
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	USD	50	48,589
3.80%, 09/15/23 (Call 06/15/23)	USD	50	49,279
5.70%, 10/15/19	USD	100	107,769
Concordia International Corp.
7.00%, 04/15/23 (Call 04/15/18)[a]	USD	50	30,031
9.50%, 10/21/22 (Call 12/15/18)[a,b]	USD	75	45,992
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)	USD	50	51,036
6.75%, 01/01/20 (Call 01/01/17)	USD	50	51,938
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/30/16)[a]	CAD	25	17,627
Gibson Energy Inc.
5.38%, 07/15/22 (Call 07/15/17)[a]	CAD	50	36,840
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[a]	CAD	50	38,939
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a,b]	USD	125	104,948
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	USD	50	51,854
5.95%, 03/15/24 (Call 12/15/23)	USD	5	5,225
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a,b]	USD	50	52,972
7.88%, 11/01/22 (Call 11/01/18)[a]	USD	25	26,875
Mattamy Group Corp.
6.88%, 11/15/20 (Call 11/30/16)[a]	CAD	50	37,586
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	USD	75	61,687

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
6.50%, 03/15/21 (Call 12/01/16)[a]	USD	75	$64,219
7.00%, 03/31/24 (Call 09/30/18)[a]	USD	75	61,500
Newalta Corp.
Series 2
7.75%, 11/14/19 (Call 11/30/16)	CAD	22	15,704
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a]	USD	50	50,563
5.25%, 08/01/23 (Call 08/01/18)[a]	USD	50	50,750
Open Text Corp.
5.88%, 06/01/26 (Call 06/01/21)[a]	USD	100	106,412
Parkland Fuel Corp.
6.00%, 11/21/22 (Call 11/21/17)	CAD	50	38,799
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)	USD	25	22,000
6.63%, 11/15/20 (Call 12/01/16)	USD	50	48,797
Quebecor Media Inc.
5.75%, 01/15/23	USD	75	78,375
6.63%, 01/15/23[a]	CAD	50	39,405
7.38%, 01/15/21 (Call 11/30/16)	CAD	50	38,740
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[a]	CAD	25	18,919
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[a,b]	USD	25	26,413
6.88%, 06/30/23 (Call 06/30/18)[a]	USD	25	26,594
Superior Plus LP
6.50%, 12/09/21 (Call 12/09/17)	CAD	25	19,399
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[b]	USD	100	94,375
4.50%, 01/15/21 (Call 10/15/20)	USD	50	50,250
4.75%, 01/15/22 (Call 10/15/21)	USD	50	49,594
8.00%, 06/01/21 (Call 06/01/18)[a]	USD	30	32,801
8.50%, 06/01/24 (Call 06/01/19)[a,b]	USD	50	57,938
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 11/30/16)	CAD	25	18,653
Valeant Pharmaceuticals International Inc.
5.63%, 12/01/21 (Call 12/01/16)[a]	USD	75	61,393
6.75%, 08/15/18 (Call 12/01/16)[a,b]	USD	150	147,000
7.50%, 07/15/21 (Call 12/01/16)[a]	USD	150	132,000
Videotron Ltd.
5.00%, 07/15/22	USD	75	78,522
5.38%, 06/15/24 (Call 03/15/24)[a]	USD	50	52,322

Security	Principal (000s)		Value
5.63%, 06/15/25 (Call 03/15/25)	CAD	25	$19,277
5.75%, 01/15/26 (Call 09/15/20)[c]	CAD	25	19,312
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 11/30/16)	CAD	33	25,470

			3,550,229
DENMARK — 0.11%
TDC A/S VRN, (5 year EUR Swap + 3.110%)
3.50%, 02/26/49 (Call 02/26/21)[c]	EUR	100	104,994

			104,994
FINLAND — 0.20%
Nokia OYJ
5.38%, 05/15/19	USD	75	80,158
Outokumpu OYJ
7.25%, 06/16/21 (Call 06/16/18)[c]	EUR	100	117,568

			197,726
FRANCE — 3.69%
3AB Optique Developpement SAS
5.63%, 04/15/19 (Call 11/30/16)[c]	EUR	100	111,475
Areva SA
3.25%, 09/04/20[c]	EUR	100	105,801
3.50%, 03/22/21	EUR	100	105,880
4.88%, 09/23/24	EUR	100	110,039
Casino Guichard Perrachon SA
3.25%, 03/07/24 (Call 12/07/23)[c]	EUR	100	118,808
4.05%, 08/05/26 (Call 05/05/26)[c]	EUR	100	115,502
4.41%, 08/06/19[c]	EUR	100	120,725
5.98%, 05/26/21	EUR	100	129,029
CMA CGM SA
8.75%, 12/15/18 (Call 11/30/16)[c]	EUR	100	104,057
Credit Agricole SA VRN, (3 mo. LIBOR US + 6.982%)
8.38%, 10/29/49 (Call 10/13/19)[a]	USD	100	112,534
Elis SA
3.00%, 04/30/22 (Call 04/30/18)[c]	EUR	100	111,735
Faurecia
3.13%, 06/15/22 (Call 06/15/18)[c]	EUR	100	112,224
Groupama SA VRN, (3 mo. Euribor + 5.360%)
7.88%, 10/27/39 (Call 10/27/19)	EUR	100	117,092
Holding Medi-Partenaires SAS
7.00%, 05/15/20 (Call 11/10/16)[c]	EUR	100	114,748

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
Loxam SAS
4.88%, 07/23/21 (Call 07/23/17)[c]	EUR	100	$114,997
Nexans SA
3.25%, 05/26/21 (Call 02/26/21)[c]	EUR	100	115,511
Peugeot SA
6.50%, 01/18/19[c]	EUR	100	124,339
Rexel SA
3.50%, 06/15/23 (Call 06/15/19)[c]	EUR	100	112,284
SFR Group SA
5.38%, 05/15/22 (Call 05/15/17)[c]	EUR	100	114,231
5.63%, 05/15/24 (Call 05/15/19)[c]	EUR	100	114,909
6.00%, 05/15/22 (Call 05/15/17)[a]	USD	200	204,500
6.25%, 05/15/24 (Call 05/15/19)[a]	USD	200	200,124
7.38%, 05/01/26 (Call 05/01/21)[a]	USD	400	404,000
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[c]	EUR	100	109,207
Synlab Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[c]	EUR	150	177,346
Tereos Finance Groupe I SA
4.13%, 06/16/23 (Call 03/16/23)[c]	EUR	100	112,608
Vallourec SA
3.25%, 08/02/19	EUR	100	109,364

			3,603,069
GERMANY — 3.18%
Deutsche Lufthansa AG VRN, (5 year EUR Swap + 4.783%)
5.13%, 08/12/75 (Call 02/12/21)[c]	EUR	100	114,706
Douglas GmbH
6.25%, 07/15/22 (Call 07/15/18)[c]	EUR	100	119,349
FMC Finance VIII SA
5.25%, 07/31/19[c]	EUR	100	123,329
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a]	USD	50	52,105
4.75%, 10/15/24 (Call 07/17/24)[a]	USD	50	52,000
5.63%, 07/31/19[a]	USD	50	54,208
5.88%, 01/31/22[a]	USD	50	56,576
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a,b]	USD	75	83,703
Hapag-Lloyd AG
7.75%, 10/01/18 (Call 11/30/16)[c]	EUR	100	110,928
HeidelbergCement Finance Luxembourg SA
3.25%, 10/21/21[c]	EUR	150	182,527

Security	Principal (000s)		Value
8.50%, 10/31/19[c]	EUR	100	$134,989
9.50%, 12/15/18[c]	EUR	50	65,351
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	50	59,743
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[c]	EUR	100	117,467
ProGroup AG
5.13%, 05/01/22 (Call 05/01/18)[c]	EUR	100	116,909
RWE AG VRN, (5 year EUR Swap + 2.643%)
2.75%, 04/21/75 (Call 10/21/20)[c]	EUR	100	102,390
Schaeffler Finance BV
3.25%, 05/15/25 (Call 05/15/20)[c]	EUR	100	117,633
ThyssenKrupp AG
2.50%, 02/25/25[c]	EUR	100	110,571
2.75%, 03/08/21 (Call 12/08/20)[c]	EUR	100	114,898
4.00%, 08/27/18	EUR	175	203,471
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 11/30/16)[c]	EUR	100	115,486
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[c]	EUR	100	104,062
6.13%, 01/15/25 (Call 01/15/20)[a,b]	USD	200	207,333
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.63%, 02/15/26 (Call 02/15/21)[c]	EUR	100	116,412
5.50%, 09/15/22 (Call 09/15/17)[c]	EUR	81	93,461
5.63%, 04/15/23 (Call 04/15/18)[c]	EUR	80	93,142
ZF North America Capital Inc.
2.75%, 04/27/23[c]	EUR	100	116,778
4.75%, 04/29/25[a]	USD	150	158,250

			3,097,777
GREECE — 0.23%
OTE PLC
3.50%, 07/09/20[c]	EUR	100	111,045
7.88%, 02/07/18[c]	EUR	100	117,095

			228,140
INDIA — 0.12%
Samvardhana Motherson Automotive Systems Group BV
4.13%, 07/15/21 (Call 07/15/17)[c]	EUR	100	112,215

			112,215

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
IRELAND — 1.12%
Allied Irish Banks PLC VRN, (5 year EUR Swap + 3.950%)
4.13%, 11/26/25 (Call 11/26/20)[c]	EUR	100	$107,040
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 01/15/22 (Call 06/30/17)[c]	EUR	100	112,784
6.25%, 01/31/19 (Call 12/01/16)[a]	USD	200	203,250
6.75%, 05/15/24 (Call 05/15/19)[c]	EUR	100	116,743
7.25%, 05/15/24 (Call 05/15/19)[a]	USD	200	211,000
Bank of Ireland VRN, (5 year EUR Swap + 3.550%)
4.25%, 06/11/24 (Call 06/11/19)[c]	EUR	100	110,082
eircom Finance DAC
4.50%, 05/31/22 (Call 05/31/18)[c]	EUR	100	112,794
Smurfit Kappa Acquisitions
4.13%, 01/30/20[c]	EUR	100	120,568

			1,094,261
ITALY — 6.00%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[c]	EUR	100	111,330
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[c]	EUR	100	114,178
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[c]	EUR	100	108,524
5.00%, 04/21/20[c]	EUR	50	42,710
Banca Popolare di Milano Scarl
7.13%, 03/01/21[c]	EUR	100	120,036
Banca Popolare di Vicenza
2.75%, 03/20/20[c]	EUR	100	91,785
Banco Popolare SC
2.38%, 01/22/18[c]	EUR	100	110,964
2.75%, 07/27/20[c]	EUR	100	112,591
3.50%, 03/14/19[c]	EUR	100	114,124
6.00%, 11/05/20[c]	EUR	100	115,452
Buzzi Unicem SpA
2.13%, 04/28/23 (Call 01/28/23)[c]	EUR	100	111,610
Enel SpA
VRN, (5 year EUR Swap + 3.648%)
5.00%, 01/15/75 (Call 01/15/20)[c]	EUR	100	116,848

Security	Principal (000s)		Value
VRN, (5 year EUR Swap + 5.242%)
6.50%, 01/10/74 (Call 01/10/19)[c]	EUR	100	$118,730
Fiat Chrysler Finance Europe
4.75%, 03/22/21[c]	EUR	100	121,550
4.75%, 07/15/22[c]	EUR	100	121,113
6.63%, 03/15/18[c]	EUR	100	117,977
6.75%, 10/14/19[c]	EUR	100	126,279
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[c]	EUR	100	117,853
Intesa Sanpaolo SpA
3.93%, 09/15/26[c]	EUR	100	110,239
5.00%, 09/23/19[c]	EUR	150	179,065
5.15%, 07/16/20	EUR	100	121,956
6.63%, 09/13/23[c]	EUR	100	128,265
Italcementi Finance SA
6.63%, 03/19/20[c]	EUR	100	128,962
Leonardo-Finmeccanica SpA
4.50%, 01/19/21	EUR	100	122,534
Mediobanca SpA
5.75%, 04/18/23	EUR	100	124,108
Saipem Finance International BV
3.00%, 03/08/21[c]	EUR	100	112,998
Salini Impregilo SpA
3.75%, 06/24/21[c]	EUR	100	114,786
Telecom Italia Capital SA
7.00%, 06/04/18	USD	50	53,813
Telecom Italia SpA
4.00%, 01/21/20[c]	EUR	100	119,146
5.25%, 02/10/22[c]	EUR	50	64,336
6.13%, 12/14/18	EUR	100	122,297
Telecom Italia SpA/Milano
3.25%, 01/16/23[c]	EUR	100	115,304
3.63%, 01/19/24[c]	EUR	100	115,475
3.63%, 05/25/26[c]	EUR	100	113,016
5.30%, 05/30/24[a,b]	USD	200	202,970
5.38%, 01/29/19[c]	EUR	100	120,628
6.38%, 06/24/19	GBP	50	66,895
UniCredit SpA
6.70%, 06/05/18[c]	EUR	100	117,474
6.95%, 10/31/22[c]	EUR	200	247,778
VRN, (5 year EUR Swap + 4.100%)
5.75%, 10/28/25 (Call 10/28/20)[c]	EUR	100	115,198

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
Unione di Banche Italiane SpA VRN, (5 year EUR Swap + 4.182%)
4.25%, 05/05/26 (Call 05/05/21)[c]	EUR	100	$109,601
Unipol Gruppo Finanziario SpA
3.00%, 03/18/25[c]	EUR	115	122,911
Veneto Banca SCPA
4.00%, 01/20/17[c]	EUR	100	108,524
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 11/10/16)[c]	EUR	250	278,062
4.75%, 07/15/20 (Call 12/01/16)[a]	USD	200	200,500
7.00%, 04/23/21 (Call 04/23/17)[c]	EUR	100	113,971
7.38%, 04/23/21 (Call 04/23/17)[a]	USD	200	204,562

			5,849,028
JAPAN — 0.46%
SoftBank Group Corp.
4.00%, 07/30/22 (Call 04/30/22)[c]	EUR	100	120,342
4.50%, 04/15/20[a,b]	USD	200	206,166
5.25%, 07/30/27 (Call 04/30/27)[c]	EUR	100	123,224

			449,732
LUXEMBOURG — 3.55%
Altice Financing SA
5.25%, 02/15/23 (Call 02/15/18)[c]	EUR	100	114,450
6.50%, 01/15/22 (Call 12/15/16)[a]	USD	200	209,050
6.63%, 02/15/23 (Call 02/15/18)[a]	USD	200	206,126
7.50%, 05/15/26 (Call 05/15/21)[a]	USD	200	205,740
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[c]	EUR	100	113,008
7.25%, 05/15/22 (Call 05/15/17)[c]	EUR	100	116,121
7.63%, 02/15/25 (Call 02/15/20)[a,b]	USD	200	206,894
7.75%, 05/15/22 (Call 05/15/17)[a,b]	USD	200	208,625
ArcelorMittal
3.00%, 03/25/19[c]	EUR	100	114,366
3.13%, 01/14/22[c]	EUR	100	112,217
5.88%, 11/17/17[c]	EUR	50	57,985
6.13%, 06/01/25[b]	USD	50	54,825
6.25%, 08/05/20	USD	50	54,258
6.50%, 03/01/21	USD	100	110,027
7.25%, 02/25/22	USD	100	113,331
10.85%, 06/01/19	USD	100	119,894
Garfunkelux Holdco 3 SA
8.50%, 11/01/22 (Call 11/01/18)[c]	GBP	100	120,569

Security	Principal (000s)		Value
INEOS Group Holdings SA
5.63%, 08/01/24 (Call 08/01/19)[a,b]	USD	200	$197,950
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	USD	175	115,938
7.25%, 04/01/19 (Call 12/01/16)	USD	150	120,938
7.25%, 10/15/20 (Call 12/01/16)	USD	150	113,344
7.50%, 04/01/21 (Call 12/01/16)	USD	100	73,500
8.00%, 02/15/24 (Call 02/15/19)[a]	USD	100	100,933
9.50%, 09/30/22[a]	USD	50	55,394
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/17)[b]	USD	50	34,500
7.75%, 06/01/21 (Call 06/01/17)	USD	150	48,750
8.13%, 06/01/23 (Call 06/01/18)	USD	75	24,563
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[c]	EUR	100	109,959
Swissport Investments SA
6.75%, 12/15/21 (Call 06/15/18)[c]	EUR	100	116,094
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[c]	EUR	100	114,254

			3,463,603
NETHERLANDS — 1.95%
Constellium NV
7.88%, 04/01/21 (Call 04/01/18)[a,b]	USD	250	266,549
LGE HoldCo VI BV
7.13%, 05/15/24 (Call 05/15/19)[c]	EUR	100	123,793
NXP BV/NXP Funding LLC
4.13%, 06/15/20[a]	USD	200	211,520
4.13%, 06/01/21[a]	USD	200	212,676
OI European Group BV
3.13%, 11/15/24	EUR	100	109,346
Sensata Technologies BV
4.88%, 10/15/23[a]	USD	25	25,944
5.00%, 10/01/25[a]	USD	100	102,750
5.63%, 11/01/24[a]	USD	50	53,038
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[c]	EUR	100	116,501
6.75%, 03/15/23 (Call 03/15/18)[c]	EUR	100	118,542
Ziggo Bond Finance BV
6.00%, 01/15/27 (Call 01/15/22)[a]	USD	150	147,067
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[c]	EUR	100	109,882
4.25%, 01/15/27 (Call 01/15/22)[c]	EUR	100	109,122

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
5.50%, 01/15/27 (Call 01/15/22)[a]	USD	200	$197,131

			1,903,861
NEW ZEALAND — 0.21%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.13%, 07/15/23 (Call 07/15/19)[a]	USD	145	149,169
7.00%, 07/15/24 (Call 07/15/19)[a,b]	USD	50	53,625

			202,794
NORWAY — 0.23%
Lock AS
7.00%, 08/15/21 (Call 08/15/17)[c]	EUR	100	113,895
Silk Bidco AS
7.50%, 02/01/22 (Call 02/01/18)[c]	EUR	100	115,082

			228,977
PORTUGAL — 0.12%
EDP – Energias de Portugal SA VRN, (5 year EUR Swap + 5.043%)
5.38%, 09/16/75 (Call 03/16/21)[c]	EUR	100	114,751

			114,751
SINGAPORE — 0.12%
Lincoln Finance Ltd.
6.88%, 04/15/21 (Call 04/15/18)[c]	EUR	100	118,998

			118,998
SPAIN — 1.37%
Banco de Sabadell SA
5.63%, 05/06/26[c]	EUR	100	116,224
Bankia SA VRN, (5 year EUR Swap + 3.166%)
4.00%, 05/22/24 (Call 05/22/19)[c]	EUR	100	109,861
BPE Financiaciones SA
2.00%, 02/03/20[c]	EUR	100	112,313
CaixaBank SA VRN, (5 year EUR Swap + 3.950%)
5.00%, 11/14/23 (Call 11/14/18)[c]	EUR	100	115,987
Campofrio Food Group SA
3.38%, 03/15/22 (Call 03/15/18)[c]	EUR	100	113,508
Cellnex Telecom SAU
3.13%, 07/27/22[c]	EUR	100	117,058
Cirsa Funding Luxembourg SA
5.88%, 05/15/23 (Call 05/15/18)[c]	EUR	100	114,264
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)	USD	200	208,383

Security	Principal (000s)		Value
Grupo Antolin Dutch BV
5.13%, 06/30/22 (Call 06/30/18)[c]	EUR	100	$117,161
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21 (Call 04/15/17)[c,d]	EUR	100	18,480
Obrascon Huarte Lain SA
4.75%, 03/15/22 (Call 03/15/18)[c]	EUR	100	86,509
Repsol International Finance BV VRN, (10 year EUR Swap + 4.200%)
4.50%, 03/25/75 (Call 03/25/25)[c]	EUR	100	101,651

			1,331,399
SWEDEN — 0.41%
Hoist Kredit AB Series SEP
3.13%, 12/09/19[c]	EUR	150	169,366
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[c]	EUR	100	119,168
Volvo Treasury AB VRN, (5 year EUR Swap + 3.797%)
4.20%, 06/10/75 (Call 06/10/20)[c]	EUR	100	114,851

			403,385
SWITZERLAND — 0.24%
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[c]	EUR	100	115,304
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 02/15/18)[c]	EUR	100	115,656

			230,960
UNITED KINGDOM — 6.01%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 12/01/16)[a]	USD	200	182,000
Alliance Automotive Finance PLC
6.25%, 12/01/21 (Call 11/19/17)[c]	EUR	100	116,900
Anglo American Capital PLC
2.75%, 06/07/19[c]	EUR	100	114,520
2.88%, 11/20/20[c]	EUR	100	114,318
3.25%, 04/03/23[c]	EUR	100	113,593
3.50%, 03/28/22[c]	EUR	100	116,093
3.63%, 05/14/20[a]	USD	200	200,409
4.13%, 04/15/21[a]	USD	200	201,175
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/17)[c]	GBP	100	131,769

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
Ashtead Capital Inc.
6.50%, 07/15/22 (Call 07/15/17)[a]	USD	200	$210,250
Boparan Finance PLC
5.50%, 07/15/21 (Call 07/15/17)[c]	GBP	100	111,236
Case New Holland Industrial Inc.
7.88%, 12/01/17	USD	123	130,380
CNH Industrial NV
4.50%, 08/15/23	USD	50	50,069
EC Finance PLC
5.13%, 07/15/21 (Call 01/15/17)[c]	EUR	100	114,107
Fiat Chrysler Automobiles NV
3.75%, 03/29/24[c]	EUR	100	113,177
5.25%, 04/15/23[b]	USD	200	204,000
HeidelbergCement AG
2.25%, 03/30/23 (Call 12/30/22)[c]	EUR	75	86,073
Ineos Finance PLC
4.00%, 05/01/23 (Call 05/01/18)[c]	EUR	100	111,563
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a]	USD	100	95,500
Interoute Finco PLC
7.38%, 10/15/20 (Call 10/15/17)[c]	EUR	100	118,913
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a]	USD	200	203,318
3.88%, 03/01/23[c]	GBP	100	124,352
Lecta SA
6.50%, 08/01/23 (Call 08/01/19)[c]	EUR	100	110,274
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[c]	GBP	100	109,354
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21 (Call 08/01/17)[c]	GBP	100	119,614
Royal Bank of Scotland Group PLC
5.13%, 05/28/24	USD	200	197,413
6.00%, 12/19/23[b]	USD	150	154,559
6.10%, 06/10/23	USD	75	77,646
6.13%, 12/15/22	USD	200	211,013
VRN, (5 year EUR Swap + 2.650%)
3.63%, 03/25/24 (Call 03/25/19)[c]	EUR	100	108,830
Royal Bank of Scotland PLC (The)
6.93%, 04/09/18	EUR	100	118,566
Tesco Corporate Treasury Services PLC
1.38%, 07/01/19[c]	EUR	100	110,588
2.50%, 07/01/24[c]	EUR	100	111,812

Security	Principal (000s)		Value
Tesco PLC
3.38%, 11/02/18[c]	EUR	100	$115,791
6.13%, 02/24/22	GBP	100	137,407
Thomas Cook Finance PLC
6.75%, 06/15/21 (Call 01/15/18)[c]	EUR	100	112,005
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[c]	EUR	100	108,591
Virgin Media Secured Finance PLC
5.25%, 01/15/26 (Call 01/15/20)[a]	USD	200	198,500
5.38%, 04/15/21 (Call 04/15/17)[a]	USD	180	186,750
5.50%, 01/15/21	GBP	100	133,547
5.50%, 01/15/25 (Call 01/15/19)[c]	GBP	90	111,645
6.25%, 03/28/29 (Call 01/15/21)[c]	GBP	100	127,613
Viridian Group FundCo II Ltd.
7.50%, 03/01/20 (Call 09/01/17)[c]	EUR	100	116,194
Worldpay Finance PLC
3.75%, 11/15/22[c]	EUR	100	118,116

			5,859,543
UNITED STATES — 63.49%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)	USD	50	50,063
Adient Global Holdings Ltd.
3.50%, 08/15/24 (Call 05/15/24)[c]	EUR	100	108,696
ADT Corp. (The)
3.50%, 07/15/22	USD	75	71,137
4.13%, 06/15/23	USD	50	48,891
6.25%, 10/15/21	USD	75	82,102
Advanced Micro Devices Inc.
7.00%, 07/01/24 (Call 07/01/19)	USD	47	46,471
AECOM
5.75%, 10/15/22 (Call 10/15/17)	USD	25	26,124
5.88%, 10/15/24 (Call 07/15/24)	USD	100	104,850
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)	USD	50	49,735
5.50%, 03/15/24 (Call 03/15/19)	USD	50	50,433
5.50%, 04/15/25 (Call 04/15/20)	USD	200	201,016
7.38%, 07/01/21 (Call 06/01/21)	USD	75	84,562
Aircastle Ltd.
4.63%, 12/15/18[b]	USD	25	26,031
5.00%, 04/01/23	USD	50	51,594
5.13%, 03/15/21[b]	USD	25	26,629
5.50%, 02/15/22	USD	50	53,653
6.25%, 12/01/19[b]	USD	50	54,375

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
AK Steel Corp.
7.63%, 05/15/20 (Call 12/01/16)[b]	USD	40	$40,247
7.63%, 10/01/21 (Call 10/01/17)[b]	USD	25	24,946
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)[a]	USD	95	93,664
6.63%, 06/15/24 (Call 06/15/19)[a]	USD	110	114,125
Alere Inc.
6.38%, 07/01/23 (Call 07/01/18)[a]	USD	50	51,864
7.25%, 07/01/18 (Call 12/01/16)	USD	50	51,000
Aleris International Inc.
9.50%, 04/01/21 (Call 04/01/18)[a]	USD	50	53,602
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	USD	50	46,167
7.88%, 08/15/23 (Call 05/15/23)	USD	25	23,844
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)[a]	USD	75	76,500
Ally Financial Inc.
3.25%, 02/13/18	USD	50	50,217
3.25%, 11/05/18	USD	100	99,625
3.50%, 01/27/19	USD	50	50,063
3.60%, 05/21/18	USD	100	100,743
3.75%, 11/18/19[b]	USD	50	50,125
4.13%, 03/30/20	USD	50	50,813
4.13%, 02/13/22[b]	USD	50	50,119
4.25%, 04/15/21[b]	USD	50	50,438
4.63%, 05/19/22	USD	25	25,611
4.63%, 03/30/25[b]	USD	50	50,747
4.75%, 09/10/18	USD	50	51,400
5.13%, 09/30/24	USD	75	79,026
5.75%, 11/20/25 (Call 10/20/25)[b]	USD	105	107,541
6.25%, 12/01/17	USD	100	103,844
7.50%, 09/15/20	USD	25	28,240
8.00%, 03/15/20	USD	100	113,393
Altice U.S. Finance I Corp.
5.50%, 05/15/26 (Call 05/15/21)[a]	USD	200	204,260
AMC Entertainment Holdings Inc.
5.88%, 11/15/26	USD	65	65,244
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	USD	50	50,980
5.00%, 04/01/24 (Call 04/01/20)	USD	85	86,105
American Airlines Group Inc.
4.63%, 03/01/20 [a,b]	USD	50	50,297
5.50%, 10/01/19 [a,b]	USD	100	103,250

Security	Principal (000s)		Value
6.13%, 06/01/18[b]	USD	50	$52,010
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 12/01/16)[b]	USD	25	26,040
6.63%, 10/15/22 (Call 10/15/17)	USD	50	52,688
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)	USD	100	105,315
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	USD	45	47,267
5.88%, 08/20/26 (Call 05/20/26)	USD	45	47,268
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)	USD	125	127,500
Anixter Inc.
5.13%, 10/01/21	USD	50	52,226
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[b]	USD	100	101,000
5.38%, 11/01/21 (Call 12/01/16)	USD	75	76,125
5.63%, 06/01/23 (Call 06/01/18)[b]	USD	50	51,135
6.00%, 12/01/20 (Call 12/01/16)	USD	50	51,250
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/16)	USD	75	77,344
8.75%, 12/01/20 (Call 12/01/16)[b]	USD	125	121,321
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)[a]	USD	50	49,640
5.13%, 01/15/24 (Call 01/15/19)	USD	25	26,188
5.75%, 03/15/20 (Call 12/01/16)	USD	23	23,661
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)[b]	USD	100	103,832
5.40%, 04/15/21 (Call 01/15/21)	USD	50	53,119
5.72%, 02/23/19	USD	100	106,594
5.87%, 02/23/22[b]	USD	100	107,087
6.15%, 08/15/20	USD	50	54,435
Ashland LLC
3.88%, 04/15/18 (Call 03/15/18)	USD	50	51,250
4.75%, 08/15/22 (Call 05/15/22)[b]	USD	100	103,438
Avaya Inc.
7.00%, 04/01/19 (Call 12/01/16)[a,b]	USD	100	80,864
10.50%, 03/01/21 (Call 03/01/17)[a]	USD	100	33,000
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a,b]	USD	25	24,563

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
5.50%, 04/01/23 (Call 04/01/18)[b]	USD	50	$49,583
Avis Budget Finance PLC
4.13%, 11/15/24 (Call 11/15/19)[c]	EUR	125	135,646
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[a]	USD	25	26,875
Avon Products Inc.
6.60%, 03/15/20	USD	25	25,680
7.00%, 03/15/23	USD	50	47,457
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/25 (Call 01/15/20)[c]	EUR	125	137,023
Ball Corp.
4.00%, 11/15/23[b]	USD	75	75,699
4.38%, 12/15/20	USD	75	79,873
4.38%, 12/15/23	EUR	100	123,028
5.00%, 03/15/22[b]	USD	100	107,573
5.25%, 07/01/25	USD	75	79,875
Beazer Homes USA Inc.
8.75%, 03/15/22 (Call 03/15/19)[a]	USD	35	37,085
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[c]	EUR	100	116,153
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)[b]	USD	50	50,875
5.50%, 05/15/22 (Call 05/15/17)	USD	50	51,972
6.00%, 10/15/22 (Call 10/15/18)	USD	40	42,317
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)	USD	100	116,820
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 12/01/16)[a]	USD	75	65,646
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 12/01/16)[a]	USD	125	114,375
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[a,b]	USD	50	53,470
6.88%, 05/15/23 (Call 05/15/18)	USD	75	80,340
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[a]	USD	50	50,548
Cablevision Systems Corp.
5.88%, 09/15/22	USD	50	46,000
7.75%, 04/15/18	USD	50	52,668
8.00%, 04/15/20[b]	USD	75	79,687
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 12/01/16)	USD	75	77,812

Security	Principal (000s)		Value
11.00%, 10/01/21 (Call 12/01/16)[b]	USD	100	$108,125
CalAtlantic Group Inc.
8.38%, 05/15/18	USD	100	109,014
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[a]	USD	205	138,887
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[b]	USD	125	123,750
5.50%, 02/01/24 (Call 02/01/19)[b]	USD	50	48,859
5.75%, 01/15/25 (Call 10/15/19)[b]	USD	150	146,062
5.88%, 01/15/24 (Call 11/01/18)[a]	USD	25	26,357
6.00%, 01/15/22 (Call 12/01/16)[a]	USD	25	26,133
7.88%, 01/15/23 (Call 01/15/17)[a]	USD	82	85,800
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	USD	75	59,156
11.50%, 01/15/21 (Call 04/15/18)[a]	USD	25	28,205
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[b]	USD	80	82,800
7.50%, 09/15/20 (Call 12/01/16)	USD	25	25,969
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	USD	100	103,465
5.13%, 05/01/23 (Call 05/01/18)[a,b]	USD	75	77,437
5.25%, 03/15/21 (Call 12/01/16)[b]	USD	50	51,886
5.25%, 09/30/22 (Call 09/30/17)	USD	100	104,250
5.38%, 05/01/25 (Call 05/01/20)[a,b]	USD	50	51,517
5.50%, 05/01/26 (Call 05/01/21)[a]	USD	100	102,750
5.75%, 09/01/23 (Call 03/01/18)	USD	50	52,688
5.75%, 01/15/24 (Call 07/15/18)	USD	75	79,312
5.75%, 02/15/26 (Call 02/15/21)[a]	USD	250	260,625
5.88%, 04/01/24 (Call 04/01/19)[a,b]	USD	150	158,522
5.88%, 05/01/27 (Call 05/01/21)[a]	USD	50	52,272
6.63%, 01/31/22 (Call 01/31/17)	USD	50	52,154
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	USD	50	51,330
5.50%, 12/01/24 (Call 06/01/24)	USD	50	52,516
6.00%, 08/15/22 (Call 08/15/17)	USD	50	53,295
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	USD	50	50,875
4.75%, 01/15/25 (Call 01/15/20)	USD	85	84,628

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
5.63%, 02/15/21 (Call 02/15/18)	USD	180	$189,675
6.13%, 02/15/24 (Call 02/15/19)	USD	75	79,875
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	USD	50	47,125
5.80%, 03/15/22	USD	100	102,250
6.45%, 06/15/21[b]	USD	100	106,750
Series V
5.63%, 04/01/20	USD	75	80,062
Series W
6.75%, 12/01/23	USD	50	52,125
Series Y
7.50%, 04/01/24 (Call 01/01/24)[b]	USD	75	78,281
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 12/01/16)[a]	USD	100	98,000
5.13%, 12/15/21 (Call 12/01/16)[a,b]	USD	50	49,125
6.38%, 09/15/20 (Call 12/01/16)[a]	USD	100	103,000
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[b]	USD	100	97,029
7.00%, 05/15/25 (Call 05/15/20)	USD	50	48,316
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24[a]	USD	100	106,719
Chesapeake Energy Corp.
8.00%, 12/15/22 (Call 12/15/18)[a,b]	USD	240	244,274
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 12/01/16)	USD	21	20,754
5.13%, 08/01/21 (Call 02/01/17)[b]	USD	75	69,937
6.88%, 02/01/22 (Call 02/01/18)[b]	USD	225	167,906
7.13%, 07/15/20 (Call 07/15/17)[b]	USD	100	81,000
8.00%, 11/15/19 (Call 12/01/16)[b]	USD	200	175,350
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	USD	50	49,750
5.13%, 12/15/22 (Call 12/15/17)	USD	25	25,688
CIT Group Inc.
3.88%, 02/19/19[b]	USD	100	101,490
5.00%, 08/15/22	USD	100	106,375
5.00%, 08/01/23[b]	USD	100	106,510
5.25%, 03/15/18	USD	100	103,125
5.38%, 05/15/20	USD	50	53,505
5.50%, 02/15/19[a]	USD	150	157,707
6.63%, 04/01/18[a]	USD	50	52,768

Security	Principal (000s)		Value
Citgo Holding Inc.
10.75%, 02/15/20[a]	USD	125	$127,339
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 12/01/16)[a]	USD	100	50,813
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	USD	50	51,125
5.25%, 08/01/20 (Call 12/01/16)	USD	50	51,216
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	USD	200	202,775
Series B
7.63%, 03/15/20 (Call 12/01/16)[b]	USD	150	145,500
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[a]	USD	32	30,489
8.25%, 03/31/20 (Call 03/31/18)[a]	USD	50	54,313
CNH Industrial Capital LLC
3.63%, 04/15/18	USD	50	50,438
3.88%, 07/16/18	USD	50	50,563
3.88%, 10/15/21	USD	50	49,625
4.38%, 11/06/20	USD	40	40,800
4.88%, 04/01/21[b]	USD	50	52,047
CNH Industrial Finance Europe SA
2.75%, 03/18/19[c]	EUR	100	113,963
2.88%, 09/27/21[c]	EUR	100	115,296
Commercial Metals Co.
7.35%, 08/15/18[b]	USD	50	53,750
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[a]	USD	50	51,356
5.00%, 06/15/21 (Call 06/15/17)[a]	USD	50	51,413
5.50%, 06/15/24 (Call 06/15/19)[a]	USD	50	52,281
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a]	USD	130	136,337
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	USD	50	52,013
8.25%, 10/15/23 (Call 04/15/19)[b]	USD	100	105,500
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	USD	50	51,485
5.50%, 04/01/23 (Call 10/01/17)[b]	USD	125	128,031
6.50%, 01/15/22 (Call 01/15/17)	USD	75	77,541
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	USD	150	138,836
8.00%, 04/01/23 (Call 04/01/18)	USD	25	24,843

44	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
Constellation Brands Inc.
3.75%, 05/01/21	USD	50	$52,865
4.25%, 05/01/23	USD	100	105,500
4.75%, 11/15/24	USD	50	54,920
4.75%, 12/01/25[b]	USD	25	27,473
6.00%, 05/01/22	USD	50	57,902
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[b]	USD	75	68,095
4.50%, 04/15/23 (Call 01/15/23)	USD	125	120,638
5.00%, 09/15/22 (Call 03/15/17)[b]	USD	175	171,807
7.13%, 04/01/21 (Call 11/10/16)	USD	25	25,913
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[b]	USD	75	73,411
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 03/01/22 (Call 11/16/16)	USD	50	51,250
6.25%, 04/01/23 (Call 04/01/18)	USD	50	50,583
Crown Americas LLC/Crown Americas Capital Corp.
4.25%, 09/30/26 (Call 03/31/26)[a]	USD	50	49,088
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	USD	75	77,250
Crown European Holdings SA
4.00%, 07/15/22 (Call 04/15/22)[c]	EUR	100	120,170
CSC Holdings LLC
5.25%, 06/01/24[b]	USD	75	70,125
6.75%, 11/15/21	USD	75	78,916
8.63%, 02/15/19	USD	50	55,643
10.13%, 01/15/23 (Call 01/15/19)[a,b]	USD	200	225,500
10.88%, 10/15/25 (Call 10/15/20)[a]	USD	200	230,067
Dana Inc.
5.38%, 09/15/21 (Call 12/01/16)[b]	USD	50	52,000
5.50%, 12/15/24 (Call 12/15/19)[b]	USD	25	25,820
Darling Global Finance BV
4.75%, 05/30/22 (Call 05/30/18)[c]	EUR	100	114,927
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)[b]	USD	120	115,200
5.13%, 07/15/24 (Call 07/15/19)	USD	125	122,031
5.75%, 08/15/22 (Call 08/15/17)	USD	100	102,750
DCP Midstream LLC
4.75%, 09/30/21[a,b]	USD	50	51,091

Security	Principal (000s)		Value
VRN, (3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[a]	USD	50	$42,125
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	USD	50	49,801
3.88%, 03/15/23 (Call 12/15/22)	USD	50	48,685
Dell Inc.
4.63%, 04/01/21	USD	25	25,762
5.65%, 04/15/18	USD	50	52,000
5.88%, 06/15/19[b]	USD	50	53,357
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	USD	50	36,375
5.50%, 05/01/22 (Call 05/01/17)	USD	75	59,250
9.00%, 05/15/21 (Call 12/15/18)[a]	USD	50	52,125
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.88%, 06/15/21 (Call 06/15/18)[a]	USD	125	131,350
7.13%, 06/15/24 (Call 06/15/19)[a,b]	USD	150	163,737
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[a]	USD	50	49,111
10.75%, 09/01/24 (Call 09/01/19)[a]	USD	50	46,844
DISH DBS Corp.
4.25%, 04/01/18	USD	100	102,448
5.00%, 03/15/23[b]	USD	100	98,370
5.13%, 05/01/20	USD	75	77,625
5.88%, 07/15/22[b]	USD	150	154,500
5.88%, 11/15/24[b]	USD	200	200,875
6.75%, 06/01/21	USD	150	161,850
7.75%, 07/01/26	USD	150	164,719
7.88%, 09/01/19	USD	150	167,050
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	USD	75	68,795
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)[b]	USD	50	51,736
5.75%, 03/01/23 (Call 03/01/18)[b]	USD	200	213,000
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	USD	50	52,188
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	USD	50	44,094
6.75%, 11/01/19 (Call 05/01/17)	USD	200	202,229
7.38%, 11/01/22 (Call 11/01/18)[b]	USD	125	120,937
7.63%, 11/01/24 (Call 11/01/19)[b]	USD	100	96,000
8.00%, 01/15/25 (Call 01/15/20)[a,b]	USD	50	48,250

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
Edgewell Personal Care Co.
4.70%, 05/19/21	USD	50	$52,621
4.70%, 05/24/22	USD	50	52,049
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a,b]	USD	50	45,000
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[a]	USD	100	85,750
Endo Ltd./Endo Finance LLC/Endo Finco Inc.
6.50%, 02/01/25 (Call 02/01/20)[a]	USD	200	167,500
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	USD	75	72,375
5.88%, 01/15/24 (Call 10/15/23)	USD	100	101,637
7.50%, 10/15/20	USD	100	109,750
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	USD	100	97,423
4.85%, 07/15/26 (Call 04/15/26)	USD	75	76,300
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	USD	50	40,188
4.70%, 03/15/21[b]	USD	75	68,959
5.20%, 03/15/25 (Call 12/15/24)[b]	USD	75	61,054
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	USD	50	34,000
9.38%, 05/01/20 (Call 12/01/16)[b]	USD	125	98,125
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[b]	USD	25	25,833
5.38%, 01/01/22 (Call 01/01/18)	USD	80	84,920
5.38%, 04/01/23 (Call 04/01/18)	USD	100	104,375
5.75%, 01/01/25 (Call 01/01/20)[b]	USD	50	53,013
5.88%, 01/15/26 (Call 01/15/21)	USD	75	79,894
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	USD	155	153,498
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	USD	50	51,443
6.00%, 06/01/25 (Call 06/01/20)	USD	25	26,031
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 12/01/16)	USD	50	46,500
6.75%, 01/15/22 (Call 12/01/16)	USD	50	46,875
6.75%, 06/15/23 (Call 06/15/19)	USD	25	22,984
Fifth Third Bancorp. VRN, (3 mo. LIBOR US + 3.033%)
5.10%, 12/29/49 (Call 06/30/23)	USD	50	48,237

Security	Principal (000s)		Value
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a,b]	USD	140	$142,100
5.38%, 08/15/23 (Call 08/15/18)[a]	USD	100	103,112
5.75%, 01/15/24 (Call 01/15/19)[a]	USD	185	188,315
6.75%, 11/01/20 (Call 12/01/16)[a]	USD	97	100,502
7.00%, 12/01/23 (Call 12/01/18)[a]	USD	275	289,094
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	USD	50	50,515
Series B
4.25%, 03/15/23 (Call 12/15/22)[b]	USD	50	52,997
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[a]	USD	50	52,850
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 12/01/16)[a]	USD	75	75,757
Freeport-McMoRan Inc.
2.30%, 11/14/17	USD	75	74,049
2.38%, 03/15/18	USD	150	148,575
3.10%, 03/15/20[b]	USD	31	29,697
3.55%, 03/01/22 (Call 12/01/21)[b]	USD	175	160,562
3.88%, 03/15/23 (Call 12/15/22)	USD	150	135,750
4.00%, 11/14/21	USD	50	47,167
4.55%, 11/14/24 (Call 08/14/24)[b]	USD	75	68,899
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 11/15/17)	USD	50	51,110
6.75%, 02/01/22 (Call 02/01/17)	USD	50	51,236
6.88%, 02/15/23 (Call 02/15/18)[b]	USD	75	77,492
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[b]	USD	50	47,826
6.88%, 01/15/25 (Call 10/15/24)	USD	50	41,875
7.13%, 03/15/19	USD	50	53,500
7.13%, 01/15/23	USD	50	44,952
7.63%, 04/15/24	USD	50	44,900
8.13%, 10/01/18[b]	USD	50	54,465
8.50%, 04/15/20[b]	USD	100	106,750
8.75%, 04/15/22	USD	50	49,494
8.88%, 09/15/20 (Call 06/15/20)[b]	USD	75	79,734
9.25%, 07/01/21	USD	50	52,804
10.50%, 09/15/22 (Call 06/15/22)[b]	USD	200	209,221
11.00%, 09/15/25 (Call 06/15/25)	USD	300	305,625
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a]	USD	75	70,875

46	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	USD	50	$50,346
6.75%, 08/01/22 (Call 08/01/18)	USD	50	51,688
GenOn Energy Inc.
9.50%, 10/15/18	USD	50	39,688
9.88%, 10/15/20 (Call 12/01/16)[b]	USD	50	37,344
Genworth Holdings Inc.
4.90%, 08/15/23	USD	75	61,397
6.52%, 05/22/18	USD	50	50,480
7.20%, 02/15/21	USD	25	23,109
7.63%, 09/24/21	USD	50	46,938
7.70%, 06/15/20	USD	50	48,613
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[b]	USD	50	51,863
4.88%, 11/01/20 (Call 08/01/20)	USD	75	80,062
5.38%, 11/01/23 (Call 08/01/23)	USD	50	53,500
5.38%, 04/15/26	USD	100	106,700
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/26 (Call 05/31/21)[b]	USD	50	50,263
5.13%, 11/15/23 (Call 11/15/18)	USD	125	128,666
7.00%, 05/15/22 (Call 05/15/17)	USD	50	52,733
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[a]	USD	100	97,279
5.88%, 07/15/26 (Call 07/15/21)[a,b]	USD	5	4,987
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)[a,b]	USD	25	25,469
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[a]	USD	75	76,441
4.88%, 05/15/26 (Call 02/15/26)[a,b]	USD	75	76,191
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	USD	50	42,750
HCA Holdings Inc.
6.25%, 02/15/21	USD	75	80,604
HCA Inc.
3.75%, 03/15/19	USD	100	102,402
4.25%, 10/15/19	USD	50	51,934
4.50%, 02/15/27 (Call 08/15/26)	USD	80	79,226
4.75%, 05/01/23[b]	USD	100	104,000
5.00%, 03/15/24	USD	150	156,709
5.25%, 04/15/25	USD	100	105,250

Security	Principal (000s)		Value
5.25%, 06/15/26 (Call 12/15/25)	USD	140	$146,650
5.38%, 02/01/25	USD	275	280,947
5.88%, 03/15/22[b]	USD	100	110,000
5.88%, 05/01/23	USD	100	106,031
5.88%, 02/15/26 (Call 08/15/25)[b]	USD	125	131,426
6.50%, 02/15/20[b]	USD	250	277,187
7.50%, 02/15/22	USD	150	170,512
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a]	USD	50	53,048
5.75%, 04/15/24 (Call 04/15/19)[a,b]	USD	100	105,000
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	USD	125	128,809
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[a]	USD	50	50,250
7.75%, 06/01/24 (Call 06/01/19)[a]	USD	50	50,750
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)[a,b]	USD	50	48,625
5.88%, 10/15/20 (Call 12/01/16)	USD	50	51,375
6.25%, 10/15/22 (Call 10/15/17)[b]	USD	50	51,092
6.75%, 04/15/19 (Call 12/01/16)	USD	54	55,003
7.38%, 01/15/21 (Call 12/01/16)	USD	100	102,985
Hexion Inc.
6.63%, 04/15/20 (Call 12/01/16)[b]	USD	125	108,755
8.88%, 02/01/18 (Call 12/01/16)	USD	75	71,474
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 12/01/16)	USD	50	36,182
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a]	USD	50	48,743
5.75%, 10/01/25 (Call 04/01/20)[a]	USD	25	25,182
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)[a,b]	USD	50	50,246
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 11/16/16)[b]	USD	100	102,730
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a]	USD	75	79,132
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	USD	75	78,187
7.88%, 07/15/19 (Call 12/01/16)	USD	50	52,420

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
HUB International Ltd.
7.88%, 10/01/21 (Call 12/01/16)[a,b]	USD	100	$102,250
Hughes Satellite Systems Corp.
5.25%, 08/01/26[a]	USD	35	34,397
6.50%, 06/15/19	USD	90	98,325
6.63%, 08/01/26[a]	USD	90	88,888
7.63%, 06/15/21	USD	75	82,036
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a,b]	USD	50	52,499
5.00%, 11/15/25 (Call 11/15/20)[a,b]	USD	50	52,594
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[b]	USD	25	26,013
5.13%, 04/15/21 (Call 01/15/21)	EUR	100	116,170
5.13%, 11/15/22 (Call 08/15/22)[b]	USD	50	51,612
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 12/01/16)	USD	100	99,774
5.88%, 02/01/22 (Call 08/01/17)[b]	USD	125	119,261
6.00%, 08/01/20 (Call 02/01/17)	USD	125	124,141
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 12/01/16)	USD	125	94,844
9.00%, 03/01/21 (Call 12/01/16)	USD	150	107,250
9.00%, 09/15/22 (Call 09/15/17)[b]	USD	100	71,394
10.00%, 01/15/18 (Call 12/01/16)[b]	USD	50	35,500
10.63%, 03/15/23 (Call 03/15/18)[b]	USD	75	54,000
11.25%, 03/01/21 (Call 12/01/16)[b]	USD	50	37,906
Inception Merger Sub Inc./Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[a]	USD	75	75,000
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[a,b]	USD	50	52,426
6.50%, 05/15/22 (Call 05/15/18)	USD	150	155,437
International Game Technology
7.50%, 06/15/19[b]	USD	125	138,465
International Game Technology PLC
4.75%, 02/15/23 (Call 08/15/22)[c]	EUR	100	118,590
6.25%, 02/15/22 (Call 08/15/21)[a]	USD	250	265,534
inVentiv Health Inc.
9.00%, 01/15/18 (Call 12/01/16)[a]	USD	50	50,625

Security	Principal (000s)		Value
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	USD	100	$102,287
6.00%, 10/01/20 (Call 10/01/17)[a]	USD	100	105,646
6.00%, 08/15/23 (Call 08/15/18)	USD	50	53,232
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)[b]	USD	50	50,023
5.00%, 07/01/19 (Call 12/01/16)	USD	50	49,563
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a]	USD	100	100,587
JC Penney Corp. Inc.
5.65%, 06/01/20[b]	USD	25	24,741
5.88%, 07/01/23 (Call 07/01/19)[a]	USD	50	51,552
8.13%, 10/01/19	USD	25	27,214
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 12/01/16)[a,b]	USD	50	45,002
KB Home
4.75%, 05/15/19 (Call 02/15/19)	USD	25	25,605
7.00%, 12/15/21 (Call 09/15/21)[b]	USD	50	53,681
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/24 (Call 06/01/19)[a]	USD	100	103,683
5.25%, 06/01/26 (Call 06/01/21)[a]	USD	75	77,953
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)[b]	USD	50	46,344
8.00%, 01/15/20	USD	50	50,349
8.75%, 01/15/23 (Call 01/15/18)[b]	USD	50	48,750
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[a,b]	USD	50	54,142
9.63%, 10/01/21 (Call 10/01/18)[a]	USD	100	96,625
12.50%, 11/01/21 (Call 05/01/19)[a]	USD	50	48,250
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	USD	100	102,053
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[a]	USD	50	51,375
L Brands Inc.
5.63%, 02/15/22	USD	75	82,140
5.63%, 10/15/23	USD	50	55,062
6.63%, 04/01/21	USD	75	86,066
7.00%, 05/01/20	USD	25	28,570
8.50%, 06/15/19	USD	50	58,151

48	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[b]	USD	50	$52,364
5.38%, 01/15/24 (Call 01/15/19)	USD	50	52,375
5.88%, 02/01/22 (Call 02/01/17)	USD	25	25,875
Series WI
5.75%, 02/01/26 (Call 02/01/21)	USD	25	26,704
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)[b]	USD	25	24,481
7.38%, 05/01/22 (Call 05/01/17)[b]	USD	100	102,906
Laureate Education Inc.
10.00%, 09/01/19 (Call 12/01/16)[a]	USD	100	93,702
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	USD	50	51,000
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	USD	25	26,068
4.50%, 11/15/19 (Call 08/15/19)	USD	50	52,063
4.75%, 04/01/21 (Call 02/01/21)[b]	USD	40	42,375
4.75%, 11/15/22 (Call 08/15/22)	USD	50	51,979
4.75%, 05/30/25 (Call 02/28/25)	USD	50	50,759
4.88%, 12/15/23 (Call 09/15/23)	USD	30	30,693
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	USD	100	104,735
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)	USD	50	51,694
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)	USD	50	50,674
5.25%, 03/15/26 (Call 03/15/21)[a]	USD	55	55,894
5.38%, 08/15/22 (Call 08/15/17)	USD	125	128,750
5.38%, 01/15/24 (Call 01/15/19)	USD	75	76,497
5.38%, 05/01/25 (Call 05/01/20)	USD	75	76,500
5.63%, 02/01/23 (Call 02/01/18)[b]	USD	50	51,625
6.13%, 01/15/21 (Call 12/01/16)	USD	50	51,700
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)	USD	50	51,665
6.88%, 05/01/22 (Call 05/01/17)	USD	50	52,596
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)[a,b]	USD	75	74,625
5.50%, 12/01/21 (Call 12/01/16)[b]	USD	75	77,562
5.88%, 12/01/23 (Call 12/01/18)[b]	USD	40	40,787
LKQ Italia Bondco SpA
3.88%, 04/01/24 (Call 01/01/24)[c]	EUR	100	116,477
Mallinckrodt International Finance SA
4.75%, 04/15/23[b]	USD	50	43,625

Security	Principal (000s)		Value
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	USD	50	$50,246
5.50%, 04/15/25 (Call 04/15/20)[a,b]	USD	50	46,016
5.63%, 10/15/23 (Call 10/15/18)[a,b]	USD	50	46,950
5.75%, 08/01/22 (Call 08/01/17)[a,b]	USD	100	94,750
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	USD	40	40,960
4.38%, 04/01/26 (Call 01/01/26)[b]	USD	50	52,193
4.45%, 04/01/25 (Call 01/01/25)	USD	50	52,313
5.95%, 03/15/22	USD	50	56,760
Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)	USD	50	20,000
7.63%, 05/01/21 (Call 05/01/17)	USD	50	20,875
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)[a]	USD	25	24,607
5.63%, 05/01/24 (Call 02/01/24)[a]	USD	100	106,875
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD	25	24,101
5.25%, 03/31/20[b]	USD	50	53,072
6.00%, 03/15/23	USD	100	108,073
6.63%, 12/15/21	USD	100	111,813
6.75%, 10/01/20	USD	50	55,500
7.75%, 03/15/22	USD	100	115,750
8.63%, 02/01/19	USD	100	112,062
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a]	USD	50	51,375
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a]	USD	100	97,862
5.25%, 01/15/24 (Call 05/01/18)[a,b]	USD	50	48,964
5.50%, 02/01/25 (Call 08/01/19)	USD	90	88,537
5.63%, 01/15/26 (Call 05/01/20)[a]	USD	25	24,350
5.88%, 02/15/22 (Call 02/15/17)[b]	USD	50	51,645
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[a]	USD	100	106,827

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
MPT Operating Partnership LP/MPT Finance Corp.
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	$117,939
5.25%, 08/01/26 (Call 08/01/21)	USD	25	25,500
6.38%, 03/01/24 (Call 03/01/19)	USD	50	54,148
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[a,b]	USD	25	25,143
5.25%, 11/15/24 (Call 11/15/19)[a]	USD	75	78,750
5.75%, 08/15/25 (Call 08/15/20)[a]	USD	75	79,924
Murphy Oil Corp.
3.50%, 12/01/17	USD	50	50,458
4.00%, 06/01/22 (Call 03/01/22)	USD	25	23,605
4.70%, 12/01/22 (Call 09/01/22)	USD	50	47,981
6.88%, 08/15/24 (Call 08/15/19)[b]	USD	50	52,332
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a]	USD	50	38,375
Nabors Industries Inc.
4.63%, 09/15/21	USD	50	49,304
5.00%, 09/15/20	USD	50	50,175
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 12/01/16)	USD	50	50,688
6.50%, 07/01/21 (Call 01/01/17)	USD	75	74,116
Navient Corp.
4.88%, 06/17/19[b]	USD	50	50,563
5.00%, 10/26/20[b]	USD	50	49,438
5.50%, 01/15/19	USD	100	102,250
5.50%, 01/25/23	USD	100	90,500
5.88%, 03/25/21	USD	50	49,875
5.88%, 10/25/24	USD	75	66,937
6.13%, 03/25/24[b]	USD	75	68,625
6.63%, 07/26/21	USD	25	25,156
7.25%, 01/25/22	USD	50	50,563
7.25%, 09/25/23	USD	50	49,125
8.00%, 03/25/20	USD	100	108,500
8.45%, 06/15/18	USD	200	216,250
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a]	USD	50	26,125
Navistar International Corp.
8.25%, 11/01/21 (Call 12/01/16)	USD	100	98,240
NBTY Inc.
7.63%, 05/15/21 (Call 05/15/18)[a,b]	USD	90	88,147

Security	Principal (000s)		Value
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a]	USD	100	$100,960
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)[b]	USD	50	50,749
5.00%, 07/15/22 (Call 07/15/17)	USD	50	50,438
5.88%, 12/15/21 (Call 12/15/17)	USD	25	26,281
6.38%, 12/15/23 (Call 12/15/18)	USD	75	79,446
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 12/01/16)[a,b]	USD	75	61,875
Netflix Inc.
4.38%, 11/15/26[a]	USD	90	88,537
5.50%, 02/15/22	USD	50	54,057
5.75%, 03/01/24	USD	50	54,051
5.88%, 02/15/25	USD	75	83,018
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	USD	50	51,375
5.63%, 07/01/24[b]	USD	75	78,108
5.75%, 01/30/22[b]	USD	75	78,234
Nexstar Escrow Corp.
5.63%, 08/01/24 (Call 08/01/19)[a,b]	USD	100	99,250
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/19)[a]	USD	2	2,005
NGPL PipeCo LLC
7.12%, 12/15/17[a]	USD	100	104,500
9.63%, 06/01/19 (Call 12/01/16)[a,b]	USD	50	52,350
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 12/01/16)[a,b]	USD	50	52,035
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 12/01/16)[b]	USD	75	76,406
5.00%, 04/15/22 (Call 04/15/17)[a,b]	USD	175	178,500
Noble Holding International Ltd.
4.90%, 08/01/20[b]	USD	50	44,317
7.20%, 04/01/25 (Call 01/01/25)[b]	USD	50	40,750
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[a]	USD	150	150,900
6.25%, 08/15/24 (Call 08/15/19)[a]	USD	50	51,822
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	USD	100	99,703

50	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
6.25%, 05/01/24 (Call 05/01/19)[b]	USD	75	$72,937
6.63%, 03/15/23 (Call 09/15/17)	USD	75	74,812
6.63%, 01/15/27 (Call 07/15/21)[a]	USD	100	93,531
7.25%, 05/15/26 (Call 05/15/21)[a]	USD	85	83,526
7.88%, 05/15/21 (Call 12/01/16)	USD	59	61,655
Nuance Communications Inc.
5.38%, 08/15/20 (Call 12/01/16)[a,b]	USD	100	102,563
NuStar Logistics LP
4.80%, 09/01/20	USD	50	50,501
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[b]	USD	100	99,000
OI European Group BV
6.75%, 09/15/20[c]	EUR	100	131,372
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 12/15/16)[a]	USD	75	77,625
7.25%, 12/15/21 (Call 12/15/17)[a]	USD	75	77,625
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	USD	50	49,365
7.50%, 09/01/23 (Call 06/01/23)	USD	50	56,970
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/15/17)[a]	USD	100	85,750
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)[b]	USD	25	26,000
5.63%, 02/15/24 (Call 02/15/19)	USD	50	51,750
5.88%, 03/15/25 (Call 09/15/19)[b]	USD	25	26,069
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	USD	50	52,082
5.88%, 08/15/23[a]	USD	50	53,250
Pacific Drilling SA
5.38%, 06/01/20 (Call 12/01/16)[a]	USD	100	27,385
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[a]	USD	65	60,452
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)	USD	60	59,365
Permian Resources LLC
13.00%, 11/30/20 (Call 11/30/18)[a]	USD	50	58,589
Permian Resources LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a]	USD	50	37,094
7.38%, 11/01/21 (Call 07/31/17)[a]	USD	50	37,141

Security	Principal (000s)		Value
PetSmart Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	USD	150	$156,937
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	USD	75	72,750
10.38%, 05/01/21 (Call 05/01/18)[a]	USD	50	54,115
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[a]	USD	100	96,375
6.00%, 12/15/22 (Call 06/15/18)[a]	USD	50	52,648
6.75%, 12/01/21 (Call 12/01/17)[a]	USD	50	53,351
7.75%, 03/15/24 (Call 09/15/18)[a]	USD	75	82,875
8.00%, 07/15/25 (Call 07/15/20)[a]	USD	75	85,246
Postmedia Network Inc.
8.25%, 07/15/21 (Call 11/30/16)[a]	CAD	1	408
Pride International Inc.
6.88%, 08/15/20[b]	USD	75	75,812
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a]	USD	265	281,435
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	USD	75	74,625
5.50%, 03/01/26 (Call 12/01/25)	USD	55	57,200
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	USD	50	49,197
5.38%, 10/01/22 (Call 07/01/22)	USD	50	49,542
6.88%, 03/01/21[b]	USD	50	52,534
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)[b]	USD	25	27,188
7.00%, 12/01/25 (Call 12/01/20)	USD	50	54,500
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a]	USD	110	108,329
Quintiles IMS Inc.
3.50%, 10/15/24 (Call 10/15/19)[c]	EUR	100	112,081
5.00%, 10/15/26 (Call 10/15/21)[a]	USD	200	206,750
QVC Inc.
3.13%, 04/01/19	USD	25	25,585
4.38%, 03/15/23[b]	USD	50	50,110
4.45%, 02/15/25 (Call 11/15/24)	USD	50	49,200
4.85%, 04/01/24	USD	50	50,629
5.13%, 07/02/22	USD	50	52,286
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	USD	50	48,011
5.00%, 08/15/22 (Call 05/15/22)[a]	USD	75	73,125

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
5.00%, 03/15/23 (Call 12/15/22)[a,b]	USD	75	$72,868
5.75%, 06/01/21 (Call 03/01/21)[a]	USD	50	50,736
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a]	USD	50	51,866
4.88%, 06/01/23 (Call 03/01/23)[a,b]	USD	50	50,104
5.25%, 12/01/21 (Call 12/01/17)[a]	USD	25	26,144
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)[b]	USD	75	77,634
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 12/01/16)	USD	250	257,146
6.88%, 02/15/21 (Call 12/01/16)	USD	100	103,441
8.25%, 02/15/21 (Call 12/01/16)	USD	100	104,159
9.88%, 08/15/19 (Call 11/06/16)	USD	150	153,759
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a]	USD	150	158,550
6.75%, 06/15/21 (Call 12/01/16)	USD	75	78,562
9.25%, 03/15/20 (Call 12/01/16)	USD	50	52,625
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	USD	50	52,595
6.00%, 01/15/19[a,b]	USD	50	51,750
6.85%, 07/15/18[a]	USD	50	52,750
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	USD	25	21,008
4.88%, 06/01/22 (Call 03/01/22)	USD	100	86,500
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[b]	USD	50	54,625
RR Donnelley & Sons Co.
6.00%, 04/01/24	USD	25	23,750
7.00%, 02/15/22	USD	25	25,213
7.88%, 03/15/21	USD	50	53,750
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)[a]	USD	125	127,417
5.63%, 02/01/21 (Call 11/01/20)[b]	USD	150	157,500
5.63%, 04/15/23 (Call 01/15/23)	USD	100	105,989
5.63%, 03/01/25 (Call 12/01/24)	USD	175	185,500
5.75%, 05/15/24 (Call 02/15/24)	USD	200	210,946
5.88%, 06/30/26[a]	USD	100	107,428
6.25%, 03/15/22 (Call 12/15/21)	USD	100	109,141
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/30/16)	USD	50	51,794
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a]	USD	50	51,313

Security	Principal (000s)		Value
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)[b]	USD	80	$85,702
5.75%, 06/01/22 (Call 06/01/17)	USD	50	52,081
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	USD	125	106,875
7.75%, 06/15/21 (Call 06/15/17)[b]	USD	50	46,538
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)	USD	75	76,500
4.88%, 09/01/24 (Call 09/01/19)[a]	USD	70	70,000
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	USD	75	79,534
10.00%, 12/01/22 (Call 12/01/18)	USD	175	162,312
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[a]	USD	50	52,736
5.13%, 12/01/24 (Call 09/01/24)[a]	USD	25	26,480
5.25%, 04/01/23 (Call 01/01/23)[a,b]	USD	50	52,875
5.50%, 09/15/25 (Call 06/15/25)[a]	USD	25	26,809
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	USD	50	52,042
5.38%, 05/15/24 (Call 05/15/19)	USD	50	52,786
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[a]	USD	25	23,963
5.38%, 04/01/21 (Call 12/01/16)	USD	50	51,813
5.63%, 08/01/24 (Call 08/01/19)[a]	USD	50	50,739
6.13%, 10/01/22 (Call 10/01/17)[b]	USD	50	52,500
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 12/01/16)[a,b]	USD	50	51,100
4.63%, 05/15/23 (Call 05/15/18)[a,b]	USD	50	50,438
5.38%, 04/15/25 (Call 04/15/20)[a]	USD	50	50,875
5.38%, 07/15/26 (Call 07/15/21)[a]	USD	100	102,130
5.75%, 08/01/21 (Call 12/01/16)[a,b]	USD	50	52,250
6.00%, 07/15/24 (Call 07/15/19)[a]	USD	125	132,969
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	USD	25	23,413
5.63%, 06/01/25 (Call 06/01/20)	USD	50	48,076
6.13%, 11/15/22 (Call 11/15/18)[b]	USD	75	74,766
6.75%, 09/15/26 (Call 09/15/21)[b]	USD	25	25,656
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 12/01/16)[a,b]	USD	25	25,239

52	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
6.63%, 08/15/22 (Call 08/15/17)	USD	100	$105,443
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a]	USD	125	140,000
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	USD	75	67,875
5.80%, 01/23/20 (Call 12/23/19)	USD	75	75,422
6.70%, 01/23/25 (Call 10/23/24)	USD	100	95,500
7.50%, 02/01/18	USD	10	10,475
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	USD	75	81,187
6.63%, 11/15/22 (Call 11/15/17)	USD	50	53,486
Springleaf Finance Corp.
5.25%, 12/15/19[b]	USD	50	50,167
6.90%, 12/15/17	USD	150	156,996
7.75%, 10/01/21[b]	USD	50	52,000
8.25%, 12/15/20[b]	USD	75	81,332
Sprint Communications Inc.
6.00%, 11/15/22	USD	200	186,126
7.00%, 03/01/20[a]	USD	100	108,750
7.00%, 08/15/20	USD	100	103,985
9.00%, 11/15/18[a]	USD	225	247,219
11.50%, 11/15/21	USD	100	117,246
Sprint Corp.
7.13%, 06/15/24[b]	USD	200	188,000
7.25%, 09/15/21	USD	200	204,692
7.63%, 02/15/25 (Call 11/15/24)[b]	USD	100	96,437
7.88%, 09/15/23	USD	325	321,750
Standard Industries Inc./NJ
5.13%, 02/15/21 (Call 02/15/18)[a,b]	USD	50	52,469
5.38%, 11/15/24 (Call 11/15/19)[a]	USD	75	77,742
5.50%, 02/15/23 (Call 02/15/19)[a,b]	USD	50	52,000
6.00%, 10/15/25 (Call 10/15/20)[a]	USD	100	107,045
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[b]	USD	50	52,000
5.25%, 04/15/23 (Call 04/15/18)	USD	50	51,863
5.50%, 10/01/24 (Call 10/01/19)[b]	USD	50	52,625
6.13%, 08/15/19 (Call 12/01/16)	USD	50	51,558
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	USD	50	51,085
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)[b]	USD	50	51,375

Security	Principal (000s)		Value
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)	USD	50	$50,875
6.25%, 04/15/21 (Call 04/15/18)	USD	75	76,875
6.38%, 04/01/23 (Call 04/01/18)	USD	50	51,250
T-Mobile USA Inc.
6.00%, 03/01/23 (Call 09/01/18)	USD	100	105,250
6.00%, 04/15/24 (Call 04/15/19)	USD	100	106,263
6.13%, 01/15/22 (Call 01/15/18)	USD	100	105,697
6.25%, 04/01/21 (Call 04/01/17)	USD	150	156,562
6.38%, 03/01/25 (Call 09/01/19)	USD	125	134,358
6.46%, 04/28/19 (Call 11/14/16)	USD	150	152,250
6.50%, 01/15/24 (Call 01/15/19)[b]	USD	100	107,125
6.50%, 01/15/26 (Call 01/15/21)[b]	USD	200	219,593
6.54%, 04/28/20 (Call 11/14/16)	USD	100	103,125
6.63%, 11/15/20 (Call 11/14/16)	USD	50	51,408
6.63%, 04/28/21 (Call 04/28/17)[b]	USD	100	104,687
6.63%, 04/01/23 (Call 04/01/18)	USD	100	106,250
6.73%, 04/28/22 (Call 04/28/17)	USD	100	104,750
6.84%, 04/28/23 (Call 04/28/18)	USD	50	53,400
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	USD	50	40,969
4.63%, 07/15/19 (Call 12/01/16)[a,b]	USD	125	118,746
6.50%, 06/01/25 (Call 06/01/20)[b]	USD	50	41,346
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 12/01/16)	USD	50	50,438
4.25%, 11/15/23 (Call 05/15/18)	USD	50	47,385
5.13%, 02/01/25 (Call 02/01/20)[a]	USD	45	44,888
5.25%, 05/01/23 (Call 11/01/17)	USD	50	50,167
6.75%, 03/15/24 (Call 09/15/19)	USD	50	53,107
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 12/01/16)[a]	USD	50	51,406
TEGNA Inc.
5.13%, 10/15/19 (Call 12/01/16)	USD	75	77,156
6.38%, 10/15/23 (Call 10/15/18)	USD	75	79,622
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)[b]	USD	50	51,500
5.63%, 10/15/23 (Call 10/15/18)	USD	50	51,795
Tenet Healthcare Corp.
4.38%, 10/01/21[b]	USD	100	99,500
4.50%, 04/01/21[b]	USD	75	75,000
5.00%, 03/01/19	USD	100	97,219

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
5.50%, 03/01/19	USD	25	$24,470
6.00%, 10/01/20	USD	150	158,007
6.25%, 11/01/18	USD	100	105,545
6.75%, 06/15/23[b]	USD	150	138,000
8.00%, 08/01/20 (Call 12/01/16)	USD	50	49,678
8.13%, 04/01/22[b]	USD	250	243,906
Terex Corp.
6.00%, 05/15/21 (Call 12/01/16)	USD	75	76,513
TerraForm Power Operating LLC
9.38%, 02/01/23 (Call 02/01/18)[a,e]	USD	75	75,187
Tesoro Corp.
5.38%, 10/01/22 (Call 10/01/17)	USD	50	51,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)	USD	50	53,317
5.88%, 10/01/20 (Call 12/01/16)[b]	USD	50	51,399
6.13%, 10/15/21 (Call 11/16/16)[b]	USD	50	52,010
6.25%, 10/15/22 (Call 10/15/18)	USD	75	79,745
6.38%, 05/01/24 (Call 05/01/19)[b]	USD	25	26,838
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	USD	100	110,124
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 11/03/16)	USD	75	75,000
TransDigm Inc.
5.50%, 10/15/20 (Call 12/01/16)	USD	50	51,451
6.00%, 07/15/22 (Call 07/15/17)	USD	100	104,220
6.38%, 06/15/26 (Call 06/15/21)[a]	USD	50	51,215
6.50%, 07/15/24 (Call 07/15/19)[b]	USD	75	78,524
6.50%, 05/15/25 (Call 05/15/20)	USD	75	78,187
7.50%, 07/15/21 (Call 12/01/16)	USD	50	52,919
Transocean Inc.
5.55%, 10/15/22 (Call 07/15/22)[b]	USD	50	42,750
6.00%, 03/15/18[b]	USD	75	75,060
8.13%, 12/15/21[b]	USD	125	120,494
9.00%, 07/15/23 (Call 07/15/20)[a,b]	USD	100	97,770
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/15/17)	USD	50	51,863
6.00%, 02/15/24 (Call 02/15/19)[a]	USD	50	52,875
TRI Pointe Group Inc./TRI Pointe Homes Inc.
5.88%, 06/15/24	USD	50	51,813

Security	Principal (000s)		Value
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[b]	USD	100	$99,792
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
6.38%, 05/01/22 (Call 05/01/18)[c]	EUR	100	116,060
Tronox Finance LLC
6.38%, 08/15/20 (Call 12/01/16)	USD	75	67,312
7.50%, 03/15/22 (Call 03/15/18)[a]	USD	50	44,988
TRU Taj LLC/TRU Taj Finance Inc.
12.00%, 08/15/21 (Call 02/15/18)[a]	USD	25	25,656
U.S. Steel Corp.
7.38%, 04/01/20[b]	USD	24	23,913
7.50%, 03/15/22 (Call 03/15/17)[b]	USD	75	72,042
8.38%, 07/01/21 (Call 07/01/18)[a]	USD	25	26,518
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	USD	75	77,409
5.50%, 07/15/25 (Call 07/15/20)[b]	USD	75	75,937
5.50%, 05/15/27 (Call 05/15/22)	USD	30	29,850
5.75%, 11/15/24 (Call 05/15/19)[b]	USD	75	77,812
5.88%, 09/15/26 (Call 09/15/21)	USD	50	50,820
6.13%, 06/15/23 (Call 12/15/17)	USD	75	78,444
7.63%, 04/15/22 (Call 04/15/17)	USD	100	106,338
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	USD	100	101,562
5.13%, 02/15/25 (Call 02/15/20)[a]	USD	100	100,250
6.75%, 09/15/22 (Call 09/15/17)[a]	USD	90	95,297
8.50%, 05/15/21 (Call 11/15/16)[a]	USD	50	51,348
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[c]	EUR	125	104,910
5.38%, 03/15/20 (Call 03/15/17)[a]	USD	150	129,750
5.50%, 03/01/23 (Call 03/01/18)[a]	USD	100	78,733
5.88%, 05/15/23 (Call 05/15/18)[a]	USD	275	216,733
6.13%, 04/15/25 (Call 04/15/20)[a]	USD	250	197,629
6.38%, 10/15/20 (Call 12/01/16)[a]	USD	175	152,573
6.75%, 08/15/21 (Call 12/01/16)[a]	USD	50	43,253
7.00%, 10/01/20 (Call 12/01/16)[a]	USD	50	45,033
7.25%, 07/15/22 (Call 12/01/16)[a]	USD	50	43,500
Vereit Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	USD	50	50,451
4.60%, 02/06/24 (Call 11/06/23)	USD	50	51,750
4.88%, 06/01/26 (Call 03/01/26)	USD	35	36,759

54	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Security	Principal (000s)		Value
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	USD	50	$51,540
5.25%, 04/01/25 (Call 01/01/25)[b]	USD	50	53,125
Voya Financial Inc. VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)[b]	USD	50	49,729
VWR Funding Inc.
4.63%, 04/15/22 (Call 04/15/18)[c]	EUR	100	113,032
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[b]	USD	55	49,088
7.75%, 06/15/21 (Call 05/15/21)[b]	USD	95	96,662
8.25%, 06/15/23 (Call 03/15/23)[b]	USD	70	72,319
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	USD	125	120,312
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[a]	USD	275	318,656
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	USD	100	94,837
5.75%, 03/15/21 (Call 12/15/20)[b]	USD	100	93,028
6.25%, 04/01/23 (Call 01/01/23)[b]	USD	50	46,088
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	USD	100	96,750
4.55%, 06/24/24 (Call 03/24/24)[b]	USD	100	101,750
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	USD	50	44,375
7.50%, 06/01/22 (Call 06/01/17)	USD	50	47,575
7.75%, 10/15/20 (Call 12/01/16)[b]	USD	50	50,831
7.75%, 10/01/21 (Call 12/01/16)[b]	USD	75	74,189
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[a]	USD	50	52,763
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)[b]	USD	50	47,333
6.00%, 01/15/22 (Call 10/15/21)[b]	USD	75	74,812
7.50%, 08/01/20 (Call 07/01/20)	USD	50	52,551
8.25%, 08/01/23 (Call 06/01/23)[b]	USD	75	80,812
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	USD	50	53,286
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	USD	50	48,058
5.38%, 03/15/22 (Call 03/15/17)[b]	USD	50	51,563

Security	Principal or Shares (000s)		Value
5.50%, 03/01/25 (Call 12/01/24)[a,b]	USD	150	$150,281
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)[a]	USD	25	25,633
6.50%, 06/15/22 (Call 06/15/18)[a,b]	USD	175	181,344
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)	USD	125	131,250
6.38%, 05/15/25 (Call 05/15/20)	USD	55	57,829
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[b]	USD	100	108,000

			61,935,300

TOTAL CORPORATE BONDS & NOTES
(Cost: $96,392,506)			94,791,786

SHORT-TERM INVESTMENTS — 23.47%

MONEY MARKET FUNDS — 23.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[f,g,h]		21,623	21,625,043
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[f,g]		1,271	1,271,467

			22,896,510

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,894,353)			22,896,510

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

October 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 120.65%
(Cost: $119,286,859)[i]	$117,688,296
Other Assets, Less Liabilities — (20.65)%	(20,141,452)

NET ASSETS — 100.00%	$97,546,844

VRN — Variable Rate Note

Currency Abbreviations:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Issuer is in default of interest payments.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments for federal income tax purposes was $119,311,035. Net unrealized depreciation was $1,622,739, of which $2,264,656 represented gross unrealized appreciation on securities and $3,887,395 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$94,791,786	$—	$94,791,786
Money market funds	22,896,510	—	—	22,896,510

Total	$22,896,510	$94,791,786	$—	$117,688,296

See notes to financial statements.

56	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® , INC.

October 31, 2016

	iShares Emerging Markets Corporate Bond ETF	iShares Emerging Markets High Yield Bond ETF	iShares Emerging Markets Local Currency Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$31,952,241	$104,796,942	$442,860,202
Affiliated (Note 2)	1,488,229	246,488	600,423

Total cost of investments	$33,440,470	$105,043,430	$443,460,625

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$32,092,206	$105,497,073	$428,158,526
Affiliated (Note 2)	1,488,307	246,488	600,423

Total fair value of investments	33,580,513	105,743,561	428,758,949
Foreign currency, at value[b]	—	—	14,249,475
Cash	3,188	52,313	—
Receivables:
Investment securities sold	599,206	2,290,581	5,814,221
Due from custodian (Note 4)	436,560	—	—
Interest	447,862	1,599,205	6,368,124
Capital shares sold	—	731,104	—

Total Assets	35,067,329	110,416,764	455,190,769

LIABILITIES
Payables:
Investment securities purchased	1,144,832	2,939,604	3,380,049
Collateral for securities on loan (Note 1)	1,148,863	—	—
Deferred foreign capital gains taxes (Note 1)	2,109	6,032	207,957
Investment advisory fees (Note 2)	13,336	40,389	192,339

Total Liabilities	2,309,140	2,986,025	3,780,345

NET ASSETS	$32,758,189	$107,430,739	$451,410,424

Net assets consist of:
Paid-in capital	$33,221,840	$123,615,522	$483,246,384
Undistributed (distributions in excess of) net investment income	99,385	862,352	(8,889)
Accumulated net realized loss	(700,970)	(17,741,234)	(17,011,024)
Net unrealized appreciation (depreciation)	137,934	694,099	(14,816,047)

NET ASSETS	$32,758,189	$107,430,739	$451,410,424

Shares outstanding[c]	650,000	2,150,000	10,000,000

Net asset value per share	$50.40	$49.97	$45.14

[a]	Securities on loan with values of $1,112,143, $ — and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $ — and $14,160,904, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

October 31, 2016

iShares Global High Yield Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$96,392,506
Affiliated (Note 2)	22,894,353

Total cost of investments	$119,286,859

Investments in securities, at fair value (including securities on loana)(Note 1):
Unaffiliated	$94,791,786
Affiliated (Note 2)	22,896,510

Total fair value of investments	117,688,296
Foreign currency, at value[b]	500,580
Cash	50
Receivables:
Investment securities sold	196,846
Interest	1,540,109

Total Assets	119,925,881

LIABILITIES
Payables:
Investment securities purchased	722,953
Collateral for securities on loan (Note 1)	21,622,827
Investment advisory fees (Note 2)	33,257

Total Liabilities	22,379,037

NET ASSETS	$97,546,844

Net assets consist of:
Paid-in capital	$102,006,778
Undistributed net investment income	913,435
Accumulated net realized loss	(3,747,987)
Net unrealized depreciation	(1,625,382)

NET ASSETS	$97,546,844

Shares outstanding[c]	2,000,000

Net asset value per share	$48.77

[a]	Securities on loan with a value of $20,753,715. See Note 1.
[b]	Cost of foreign currency: $518,737.
[c]	$0.001 par value, number of shares authorized: 500 million.

See notes to financial statements.

58	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES®, INC.

Year ended October 31, 2016

	iShares Emerging Markets Corporate Bond ETF	iShares Emerging Markets High Yield Bond ETF	iShares Emerging Markets Local Currency Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$460	$2,235	$5,423
Interest — unaffiliated[a]	1,249,806	4,806,932	22,291,795
Securities lending income — affiliated — net (Note 2)	3,880	—	—

	1,254,146	4,809,167	22,297,218
Less: Other foreign taxes (Note 1)	—	—	(233)

Total investment income	1,254,146	4,809,167	22,296,985

EXPENSES
Investment advisory fees (Note 2)	125,126	351,011	2,204,539

Total expenses	125,126	351,011	2,204,539

Net investment income	1,129,020	4,458,156	20,092,446

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	(324,747)	(1,543,416)	(55,429,428)
In-kind redemptions — unaffiliated	(560,416)	(7,883,343)	(9,809,494)
Foreign currency transactions	—	—	(386,337)

Net realized loss	(885,163)	(9,426,759)	(65,625,259)

Net change in unrealized appreciation/depreciation on:
Investments[c]	1,653,164	13,084,861	74,079,021
Translation of assets and liabilities in foreign currencies	—	—	230,110

Net change in unrealized appreciation/depreciation	1,653,164	13,084,861	74,309,131

Net realized and unrealized gain	768,001	3,658,102	8,683,872

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,897,021	$8,116,258	$28,776,318

[a]	Net of foreign withholding tax of $ —, $ — and $894,156, respectively.
[b]	Net of foreign capital gains taxes of $ —, $ — and $244,863, respectively.
[c]	Net of deferred foreign capital gains taxes of $2,109, $6,032 and $208,303, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Continued)

iSHARES®, INC.

Year ended October 31, 2016

iShares Global High Yield Corporate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$1,703
Interest — unaffiliated[a]	5,657,866
Securities lending income — affiliated — net (Note 2)	97,506

Total investment income	5,757,075

EXPENSES
Investment advisory fees (Note 2)	504,995

Total expenses	504,995
Less investment advisory fees waived (Note 2)	(110,551)

Net expenses	394,444

Net investment income	5,362,631

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,148,468)
Investments — affiliated (Note 2)	59
In-kind redemptions — unaffiliated	(1,938,410)
Foreign currency transactions	(54,909)
Realized gain distributions from affiliated funds	1

Net realized loss	(5,141,727)

Net change in unrealized appreciation/depreciation on:
Investments	5,201,768
Translation of assets and liabilities in foreign currencies	(30,770)

Net change in unrealized appreciation/depreciation	5,170,998

Net realized and unrealized gain	29,271

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,391,902

[a]	Net of foreign withholding tax of $37.

See notes to financial statements.

60	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Emerging Markets Corporate Bond ETF		iShares Emerging Markets High Yield Bond ETF
	Year ended October 31, 2016	Year ended October 31, 2015	Year ended October 31, 2016	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,129,020	$1,278,664	$4,458,156	$12,330,137
Net realized loss	(885,163)	(494,307)	(9,426,759)	(13,741,369)
Net change in unrealized appreciation/depreciation	1,653,164	(1,231,916)	13,084,861	(6,790,259)

Net increase (decrease) in net assets resulting from operations	1,897,021	(447,559)	8,116,258	(8,201,491)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,132,294)	(1,251,781)	(4,977,922)	(12,543,243)

Total distributions to shareholders	(1,132,294)	(1,251,781)	(4,977,922)	(12,543,243)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,468,983	14,833,589	59,002,370	93,299,391
Cost of shares redeemed	(9,404,316)	(9,796,578)	(113,909,444)	(112,360,271)

Net increase (decrease) in net assets from capital share transactions	3,064,667	5,037,011	(54,907,074)	(19,060,880)

INCREASE (DECREASE) IN NET ASSETS	3,829,394	3,337,671	(51,768,738)	(39,805,614)

NET ASSETS
Beginning of year	28,928,795	25,591,124	159,199,477	199,005,091

End of year	$32,758,189	$28,928,795	$107,430,739	$159,199,477

Undistributed net investment income included in net assets at end of year	$99,385	$102,659	$862,352	$769,263

SHARES ISSUED AND REDEEMED
Shares sold	250,000	300,000	1,200,000	1,900,000
Shares redeemed	(200,000)	(200,000)	(2,450,000)	(2,400,000)

Net increase (decrease) in shares outstanding	50,000	100,000	(1,250,000)	(500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares Emerging Markets Local Currency Bond ETF		iShares Global High Yield Corporate Bond ETF
	Year ended October 31, 2016	Year ended October 31, 2015	Year ended October 31, 2016	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$20,092,446	$26,144,835	$5,362,631	$4,851,867
Net realized loss	(65,625,259)	(66,208,463)	(5,141,727)	(3,387,672)
Net change in unrealized appreciation/depreciation	74,309,131	(49,320,763)	5,170,998	(6,121,635)

Net increase (decrease) in net assets resulting from operations	28,776,318	(89,384,391)	5,391,902	(4,657,440)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—	(4,092,928)	(4,184,901)
Return of capital	—	(7,292,193)	—	—

Total distributions to shareholders	—	(7,292,193)	(4,092,928)	(4,184,901)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	157,898,478	190,126,828	18,646,272	53,329,370
Cost of shares redeemed	(255,796,504)	(157,774,832)	(41,329,406)	(29,558,374)

Net increase (decrease) in net assets from capital share transactions	(97,898,026)	32,351,996	(22,683,134)	23,770,996

INCREASE (DECREASE) IN NET ASSETS	(69,121,708)	(64,324,588)	(21,384,160)	14,928,655

NET ASSETS
Beginning of year	520,532,132	584,856,720	118,931,004	104,002,349

End of year	$451,410,424	$520,532,132	$97,546,844	$118,931,004

Undistributed net investment income (accumulated net investment loss) included in net assets at end of year	$(8,889)	$(5,199)	$913,435	$208,120

SHARES ISSUED AND REDEEMED
Shares sold	3,600,000	4,200,000	400,000	1,100,000
Shares redeemed	(6,200,000)	(3,600,000)	(900,000)	(600,000)

Net increase (decrease) in shares outstanding	(2,600,000)	600,000	(500,000)	500,000

See notes to financial statements.

62	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Emerging Markets Corporate Bond ETF
	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 17, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$48.21	$51.18	$50.48	$52.93	$50.00

Income from investment operations:
Net investment income[b]	2.19	2.19	2.01	1.92	1.07
Net realized and unrealized gain (loss)[c]	2.18	(3.02)	0.75	(2.49)	2.76

Total from investment operations	4.37	(0.83)	2.76	(0.57)	3.83

Less distributions from:
Net investment income	(2.18)	(2.14)	(2.06)	(1.88)	(0.90)

Total distributions	(2.18)	(2.14)	(2.06)	(1.88)	(0.90)

Net asset value, end of period	$50.40	$48.21	$51.18	$50.48	$52.93

Total return	9.33%	(1.62)%	5.61%	(1.07)%	7.75%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,758	$28,929	$25,591	$35,338	$21,170
Ratio of expenses to average net assets[e]	0.50%	0.53%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	4.51%	4.47%	3.99%	3.74%	3.87%
Portfolio turnover rate[f]	22%	11%	20%	33%	29%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Emerging Markets High Yield Bond ETF
	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$46.82	$51.03	$50.90	$53.62	$50.02

Income from investment operations:
Net investment income[b]	3.03	2.99	2.93	2.97	1.60
Net realized and unrealized gain (loss)[c]	3.25	(4.11)	0.15	(2.91)	3.40

Total from investment operations	6.28	(1.12)	3.08	0.06	5.00

Less distributions from:
Net investment income	(3.13)	(3.09)	(2.95)	(2.78)	(1.40)

Total distributions	(3.13)	(3.09)	(2.95)	(2.78)	(1.40)

Net asset value, end of period	$49.97	$46.82	$51.03	$50.90	$53.62

Total return	14.02%	(2.13)%	6.24%	0.14%	10.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$107,431	$159,199	$199,005	$203,604	$166,231
Ratio of expenses to average net assets[e]	0.50%	0.55%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[e]	6.35%	6.29%	5.78%	5.64%	5.34%
Portfolio turnover rate[f]	29%	39%	24%	57%	40%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Emerging Markets Local Currency Bond ETF
	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012
Net asset value, beginning of year	$41.31	$48.74	$50.66	$51.94	$51.13

Income from investment operations:
Net investment income[a]	1.94	2.03	2.26	2.07	2.31
Net realized and unrealized gain (loss)[b]	1.89	(8.87)	(2.84)	(1.92)	0.41

Total from investment operations	3.83	(6.84)	(0.58)	0.15	2.72

Less distributions from:
Net investment income	—	—	(1.31)	(1.39)	(0.81)
Return of capital	—	(0.59)	(0.03)	(0.04)	(1.10)

Total distributions	—	(0.59)	(1.34)	(1.43)	(1.91)

Net asset value, end of year	$45.14	$41.31	$48.74	$50.66	$51.94

Total return	9.06%[c]	(13.99)%[c]	(1.14)%	0.28%	5.48%

Ratios/Supplemental data:
Net assets, end of year (000s)	$451,410	$520,532	$584,857	$638,342	$207,753
Ratio of expenses to average net assets	0.50%	0.50%	0.59%	0.60%	0.60%
Ratio of expenses to average net assets prior to waived fees	n/a	0.53%	0.60%	n/a	n/a
Ratio of net investment income to average net assets	4.56%	4.63%	4.56%	4.04%	4.57%
Portfolio turnover rate[d]	59%	46%	43%	41%	61%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the years ended October 31, 2016 and October 31, 2015 were 9.27% and -14.16%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended October 31, 2016, October 31, 2015, October 31, 2014, October 31, 2013 and October 31, 2012 were 33%, 32%, 36%, 39% and 61%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Global High Yield Corporate Bond ETF
	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$47.57	$52.00	$53.50	$51.67	$50.00

Income from investment operations:
Net investment income[b]	2.55	2.56	2.84	3.05	1.82
Net realized and unrealized gain (loss)[c]	0.57	(4.76)	(1.28)	1.70	1.35

Total from investment operations	3.12	(2.20)	1.56	4.75	3.17

Less distributions from:
Net investment income	(1.92)	(2.23)	(3.06)	(2.92)	(1.50)

Total distributions	(1.92)	(2.23)	(3.06)	(2.92)	(1.50)

Net asset value, end of period	$48.77	$47.57	$52.00	$53.50	$51.67

Total return	6.82%	(4.32)%	2.91%	9.50%	6.53%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$97,547	$118,931	$104,002	$74,893	$36,169
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets prior to waived fees[e]	0.51%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[e]	5.44%	5.18%	5.31%	5.82%	6.28%
Portfolio turnover rate[f]	24%	21%	21%	20%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Emerging Markets Corporate Bond	Diversified
Emerging Markets High Yield Bond	Non-diversified
Emerging Markets Local Currency Bond	Non-diversified
Global High Yield Corporate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES®, INC.

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

68	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank,

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES®, INC.

or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of October 31, 2016 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

70	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of October 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Emerging Markets Corporate Bond
Barclays Capital Inc.	$232,188	$232,188	$—
BNP Paribas Prime Brokerage Inc.	197,564	197,564	—
JPMorgan Securities LLC	250,962	250,962	—
Merrill Lynch, Pierce, Fenner & Smith	139,145	139,145	—
Morgan Stanley & Co. LLC	86,133	86,133	—
SG Americas Securities LLC	206,151	206,151	—

	$1,112,143	$1,112,143	$—

Global High Yield Corporate Bond
Barclays Capital Inc.	$4,083,056	$4,083,056	$—
BMO Capital Markets	180,960	180,960	—
BNP Paribas Prime Brokerage Inc.	336,505	336,505	—
BNP Paribas Prime Brokerage International Ltd.	353,109	353,109	—
Citigroup Global Markets Inc.	2,363,342	2,363,342	—
Credit Suisse Securities (USA) LLC	1,312,961	1,312,961	—
Deutsche Bank Securities Inc.	2,266,032	2,266,032	—
Goldman Sachs & Co.	614,666	614,666	—
Jefferies LLC	285,763	285,763	—
JPMorgan Securities LLC	6,092,659	6,092,659	—
Merrill Lynch, Pierce, Fenner & Smith	774,229	774,229	—
Morgan Stanley & Co. LLC	946,539	946,539	—
SG Americas Securities LLC	422,082	422,082	—
State Street Bank & Trust Company	119,375	119,375	—
UBS Securities LLC	602,437	602,437	—

	$20,753,715	$20,753,715	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited, (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares Emerging Markets Local Currency Bond ETF and iShares Global High Yield Corporate Bond ETF.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES®, INC.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Emerging Markets Corporate Bond	0.50%
Emerging Markets High Yield Bond	0.50
Emerging Markets Local Currency Bond	0.50

For its investment advisory services to the iShares Global High Yield Corporate Bond ETF (“GHYG”), BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of the Fund.

Prior to August 1, 2016, for its investment advisory services to GHYG, BFA was entitled to an annual investment advisory fee of 0.55% based on the average daily net assets of the Fund. The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2017 in order to limit total annual operating expense after fee waiver to 0.40% of average daily net assets.

At a meeting held on June 21-23, 2016, the Board approved a permanent reduction to the advisory fee rate charged to GHYG. The contractual waiver was terminated August 1, 2016, pursuant to a written agreement between the Company and BFA, and in conjunction with the annual advisory fee reduction from 0.55% to 0.40% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended October 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Emerging Markets Corporate Bond	$1,010
Global High Yield Corporate Bond	29,412

72	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Emerging Markets Corporate Bond	$321,228	$11,750
Emerging Markets High Yield Bond	1,515,164	1,199,730
Global High Yield Corporate Bond	—	998,186

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended October 31, 2016 were as follows:

iShares ETF	Purchases	Sales
Emerging Markets Corporate Bond	$6,178,164	$5,669,839
Emerging Markets High Yield Bond	52,715,817	21,886,936
Emerging Markets Local Currency Bond	247,473,138	240,215,500
Global High Yield Corporate Bond	37,257,915	23,206,498

In-kind transactions (see Note 4) for the year ended October 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Emerging Markets Corporate Bond	$11,906,704	$9,312,268
Emerging Markets High Yield Bond	25,619,795	109,481,380
Emerging Markets Local Currency Bond	24,419,564	104,463,758
Global High Yield Corporate Bond	4,247,820	38,622,694

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES®, INC.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

As of October 31, 2016, the iShares Emerging Markets Local Currency Bond ETF held no open forward currency contracts.

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Emerging Markets Local Currency Bond ETF during the year ended October 31, 2016 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions/Forward currency contracts	$(513,119)	$—

74	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

For the year ended October 31, 2016 the average quarter-end amounts purchased and sold in U.S. dollars for the iShares Emerging Markets Local Currency Bond ETF were $1,579,834 and $2,122,721, respectively.

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by virtue of its investment in equity, fixed income and/or financial derivative instruments or indirectly by virtue of its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES®, INC.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by a fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s) or are unrated, may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

76	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of October 31, 2016, attributable to net investment loss, foreign currency transactions, securities in default, the characterization of expenses and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Emerging Markets Corporate Bond	$(567,957)	$—	$567,957
Emerging Markets High Yield Bond	(8,165,002)	612,855	7,552,147
Emerging Markets Local Currency Bond	(41,618,358)	(20,096,136)	61,714,494
Global High Yield Corporate Bond	(1,969,559)	(564,388)	2,533,947

The tax character of distributions paid during the years ended October 31, 2016 and October 31, 2015 was as follows:

iShares ETF	2016	2015
Emerging Markets Corporate Bond
Ordinary income	$1,132,294	$1,251,781

Emerging Markets High Yield Bond
Ordinary income	$4,977,922	$12,543,243

Emerging Markets Local Currency Bond
Ordinary income	$—	$—
Return of capital	—	7,292,193

	$—	$7,292,193

Global High Yield Corporate Bond
Ordinary income	$4,092,928	$4,184,901

As of October 31, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Emerging Markets Corporate Bond	$99,385	$(679,122)	$116,086	$(463,651)
Emerging Markets High Yield Bond	862,352	(17,583,299)	536,164	(16,184,783)
Emerging Markets Local Currency Bond	—	(10,212,040)	(21,623,920)	(31,835,960)
Global High Yield Corporate Bond	913,431	(3,723,811)	(1,649,554)	(4,459,934)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES®, INC.

As of October 31, 2016, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Emerging Markets Corporate Bond	$679,122
Emerging Markets High Yield Bond	17,583,299
Emerging Markets Local Currency Bond	10,212,040
Global High Yield Corporate Bond	3,723,811

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

78	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Emerging Markets Corporate Bond ETF, iShares Emerging Markets High Yield Bond ETF, iShares Emerging Markets Local Currency Bond ETF and iShares Global High Yield Corporate Bond ETF (the “Funds”) at October 31, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

December 21, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	79

Tax Information (Unaudited)

iSHARES®, INC.

For the fiscal year ended October 31, 2016, the following Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Emerging Markets Corporate Bond	$1,249,806	$—
Emerging Markets High Yield Bond	4,806,932	—
Emerging Markets Local Currency Bond	23,185,951	1,139,252

For the fiscal year ended October 31, 2016, the following Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest- Related Dividends
Emerging Markets Corporate Bond	$38,142
Emerging Markets High Yield Bond	88,460
Global High Yield Corporate Bond	2,676,463

80	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES®, INC.

I. iShares Emerging Markets Corporate Bond ETF and iShares Emerging Markets High Yield Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider and approve the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Directors (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Directors, reviewed and discussed such information at length. The Independent Directors requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Directors, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Directors, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Directors. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Directors were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. The Board further noted that it had previously approved permanent reductions in the investment advisory fee rate of iShares Emerging Markets High Yield Bond ETF from 65 basis points to 50 basis points, and of iShares Emerging Markets Corporate Bond ETF from 60 basis points to 50 basis points, which were not fully reflected in the Broadridge data.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	81

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES®, INC.

the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the

82	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES®, INC.

15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	83

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES®, INC.

disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Emerging Markets Local Currency Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider and approve the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited (“BIL”) (the “Sub-Advisory Agreement”), on behalf of the Fund. The Advisory Contract and the Sub-Advisory Agreement are referred to hereafter as the “Advisory Agreements”. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. A committee of all of the Independent Directors (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Agreements, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Directors, reviewed and discussed such information at length. The Independent Directors requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Directors, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Directors, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Directors. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Directors were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreements for the Fund, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that the Fund’s Peer Group contained only three comparison funds identified by Broadridge, excluding iShares funds. The Board also noted that BFA pays BIL for its sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided by BFA and BIL or their Affiliates — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA (and any services provided by BIL on BFA’s behalf or at BFA’s direction) under the Advisory Agreements for the coming year as compared to the scope of services provided by BFA and BIL during prior years. In reviewing the scope of these services, the Board considered the investment philosophy and experience of BFA and BIL, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered the compliance program of BFA and BIL and their compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s and BIL’s portfolio compliance policies and procedures, and BFA’s oversight of the services provided by BIL. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA and BIL to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last

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calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s

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securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA and BIL generally do not use soft dollars or consider the value of research or other services that may be provided to BFA and BIL (including their affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Agreements for the coming year.

III. iShares Global High Yield Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider and approve the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited (“BIL”) (the “Sub-Advisory Agreement”), on behalf of the Fund. The Advisory Contract and the Sub-Advisory Agreement are referred to hereafter as the “Advisory Agreements”. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. A committee of all of the Independent Directors (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Agreements, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Directors, reviewed and discussed such information at length. The Independent Directors requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Directors, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Directors, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Directors. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Directors were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreements for the Fund, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the

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Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also noted that BFA pays BIL for its sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided by BFA and BIL or their Affiliates — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA (and any services provided by BIL on BFA’s behalf or at BFA’s direction) under the Advisory Agreements for the coming year as compared to the scope of services provided by BFA and BIL during prior years. In reviewing the scope of these services, the Board considered the investment philosophy and experience of BFA and BIL, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered the compliance program of BFA and BIL and their compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s and BIL’s portfolio compliance policies and procedures, and BFA’s oversight of the services provided by BIL. The Board noted that the Fund had met its investment objective consistently since its inception date.

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Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA and BIL to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that, at a meeting held on June 21-23, 2016 the Board approved a permanent reduction to the advisory fee rate charged to the Fund. In addition, the Board noted that should additional material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative

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complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA and BIL generally do not use soft dollars or consider the value of research or other services that may be provided to BFA and BIL (including their affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Agreements for the coming year.

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Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Emerging Markets Corporate Bond	$2.139824	$—	$0.036569	$2.176393	98%	—%	2%	100%
Emerging Markets High Yield Bond	3.112234	—	0.018096	3.130330	99	—	1	100
Global High Yield Corporate Bond	1.921461	—	—	1.921461	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of the Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for the Fund.

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Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Emerging Markets Corporate Bond ETF

Period Covered: April 17, 2012 through September 30, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	9	0.80%
Greater than 3.5% and Less than 4.0%	21	1.87
Greater than 3.0% and Less than 3.5%	11	0.98
Greater than 2.5% and Less than 3.0%	24	2.14
Greater than 2.0% and Less than 2.5%	45	4.01
Greater than 1.5% and Less than 2.0%	55	4.90
Greater than 1.0% and Less than 1.5%	191	17.01
Greater than 0.5% and Less than 1.0%	130	11.57
Between 0.5% and –0.5%	370	32.94
Less than –0.5% and Greater than –1.0%	112	9.97
Less than –1.0% and Greater than –1.5%	84	7.48
Less than –1.5% and Greater than –2.0%	33	2.94
Less than –2.0% and Greater than –2.5%	26	2.32
Less than –2.5% and Greater than –3.0%	9	0.80
Less than –3.0% and Greater than –3.5%	3	0.27

	1,123	100.00%

iShares Emerging Markets High Yield Bond ETF

Period Covered: April 3, 2012 through September 30, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	1	0.09%
Greater than 3.0% and Less than 3.5%	1	0.09
Greater than 2.5% and Less than 3.0%	2	0.18
Greater than 2.0% and Less than 2.5%	3	0.27
Greater than 1.5% and Less than 2.0%	8	0.71
Greater than 1.0% and Less than 1.5%	86	7.60
Greater than 0.5% and Less than 1.0%	331	29.23
Between 0.5% and –0.5%	650	57.41
Less than –0.5% and Greater than –1.0%	33	2.92
Less than –1.0% and Greater than –1.5%	11	0.97
Less than –1.5% and Greater than –2.0%	6	0.53

	1,132	100.00%

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Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares Emerging Markets Local Currency Bond ETF

Period Covered: October 18, 2011 through September 30, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5% and Less than 5.0%	1	0.08%
Greater than 4.0% and Less than 4.5%	3	0.24
Greater than 3.5% and Less than 4.0%	5	0.40
Greater than 3.0% and Less than 3.5%	1	0.08
Greater than 2.5% and Less than 3.0%	6	0.48
Greater than 2.0% and Less than 2.5%	29	2.33
Greater than 1.5% and Less than 2.0%	65	5.21
Greater than 1.0% and Less than 1.5%	231	18.52
Greater than 0.5% and Less than 1.0%	149	11.95
Between 0.5% and –0.5%	702	56.30
Less than –0.5% and Greater than –1.0%	49	3.93
Less than –1.0% and Greater than –1.5%	5	0.40
Less than –1.5%	1	0.08

	1,247	100.00%

iShares Global High Yield Corporate Bond ETF

Period Covered: April 3, 2012 through September 30, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	1	0.09%
Greater than 3.5% and Less than 4.0%	1	0.09
Greater than 3.0% and Less than 3.5%	14	1.24
Greater than 2.5% and Less than 3.0%	12	1.06
Greater than 2.0% and Less than 2.5%	13	1.15
Greater than 1.5% and Less than 2.0%	29	2.56
Greater than 1.0% and Less than 1.5%	82	7.24
Greater than 0.5% and Less than 1.0%	332	29.33
Between 0.5% and –0.5%	571	50.44
Less than –0.5% and Greater than –1.0%	40	3.53
Less than –1.0% and Greater than –1.5%	17	1.50
Less than –1.5% and Greater than –2.0%	6	0.53
Less than –2.0% and Greater than –2.5%	8	0.71
Less than –2.5% and Greater than –3.0%	5	0.44
Less than –3.0% and Greater than –3.5%	1	0.09

	1,132	100.00%

SUPPLEMENTAL INFORMATION	93

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

Regulation under the Alternative Investment Fund Managers Directive (“AIFMD” or the “Directive”)

The Directive imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

BFA has registered the iShares Emerging Markets High Yield Bond ETF (the “Fund”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

BFA is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

94	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2015 is USD 11.14 thousand. This figure is comprised of fixed remuneration of USD 4.33 thousand and variable remuneration of USD 6.8 thousand. There were a total of 457 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2015, to its senior management was USD 1.32 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 0.32 thousand.

SUPPLEMENTAL INFORMATION	95

Director and Officer Information

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Director serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Directors who are not “interested persons” (as defined in the 1940 Act) of the Company are referred to as independent directors (“Independent Directors”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Director also serves as a Trustee of iShares Trust and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 333 funds (as of October 31, 2016) within the Exchange-Traded Fund Complex. Mr. Lawton also serves as an Advisory Board Member for iShares Trust and iShares U.S. ETF Trust with respect to 333 funds (as of October 31, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Director, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Directors and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Directors

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Director During the Past 5 Years
Robert S. Kapito[a] (59)	Director (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Trustee of iShares Trust (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Director (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Trustee of iShares Trust (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Company due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Company due to his affiliations with BlackRock, Inc. and its affiliates.

96	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Continued)

iSHARES®, INC.

Independent Directorsc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Director During the Past 5 Years
Cecilia H. Herbert (67)	Director (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Trustee of iShares Trust (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares Trust and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Director (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Trustee of iShares Trust (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (73)	Director (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Trustee of iShares Trust (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Director (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Trustee of iShares Trust (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Director (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Trustee of iShares Trust (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

DIRECTOR AND OFFICER INFORMATION	97

Director and Officer Information (Continued)

iSHARES®, INC.

Independent Directorsc (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Director During the Past 5 Years
Madhav V. Rajan (52)	Director (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Trustee of iShares Trust (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Director until March 31, 2016.

98	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Continued)

iSHARES®, INC.

Officersd

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (54)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

[d]	Manish Mehta served as President until October 15, 2016.

DIRECTOR AND OFFICER INFORMATION	99

Director and Officer Information (Continued)

iSHARES®, INC.

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member During the Past 5 Years
Drew E. Lawton (57)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares Trust (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016); Director of Principal Funds, Inc., Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds (124 portfolios) (March 2016-October 2016).

100	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	101

Notes:

102	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Barclays, Bloomberg Finance L.P., Markit Indices Limited or Morningstar, Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1002-1016

OCTOBER 31, 2016

2016 ANNUAL REPORT

iShares, Inc.

➢	iShares International High Yield Bond ETF | HYXU | BATS

Management’s Discussion of Fund Performance

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

GLOBAL BOND MARKET OVERVIEW

Global investment-grade bonds posted positive returns in U.S. dollar terms for the 12-month period ended October 31, 2016 (the “reporting period”). The Bloomberg Barclays Global Aggregate Index returned 5.59% for the reporting period.

High-quality bonds benefited from solid investor demand, as generally poor global economic growth, low inflation, and stimulative monetary policies meant bond yields in many countries fell to record low, negative levels. Returns in U.S. dollar terms were mixed, however, reflecting the varied performance of the dollar relative to other developed market currencies.

In terms of growth, the U.S. economy improved over the course of the reporting period, expanding at a 0.8% annual rate in the first quarter of 2016 before reaching a 2.9% annual growth rate in the third quarter. Meanwhile, growth in much of the rest of the developed world was barely positive. The U.K. and Eurozone expanded by 0.5% and 0.3%, respectively, in the third quarter of 2016. Similarly, Australia and Japan grew by 0.5% and 0.2%, respectively, in the second quarter of 2016, the latest period for which data were available. Meanwhile, the Chinese economy grew at an annual rate of 6.7% in the third quarter of 2016; however, that was down from 6.9% a year earlier, which was the slowest growth since 1990.

Modest global growth meant inflation remained low. In the U.S., U.K., and the Eurozone, consumer prices increased over the course of the reporting period, reaching the highest levels since 2014, but remained at just 1.6%, 0.9%, and 0.5%, respectively, for the 12 months ended October 2016. In Japan, however, consumer prices were nearly unchanged, gaining by 0.1% for the same period.

To encourage growth and guard against deflation, many central banks around the world took further stimulus measures. Central banks from the U.K., Japan, Eurozone, and Australia all cut interest rates during the period to historic lows. One notable exception was the United States, where the U.S. Federal Reserve Bank (the “Fed”) raised rates in December 2015 for the first time in almost seven years.

Against that backdrop, Japanese long-term bond yields turned negative in early 2016, while bond yields in the Eurozone reached a record low of -0.47% in September 2016; similarly, German and French bonds set their all-time low negative yields in July 2016. The U.S., U.K. and Australia also saw long-term government bond yields reach historic lows during the reporting period, but their yields remained positive.

From a sector perspective, global Treasury bonds performed best, reflecting the sharp decline in long-term bond yields during the period. Other government-related securities also performed well, followed by investment-grade corporate bonds.

In terms of currency effects, the U.S. dollar appreciated by approximately 21% relative to the British pound, and 7% against the Chinese yuan for the reporting period. The U.S. dollar was little changed against the euro and Swiss franc. The Japanese yen and Australian dollar gained 13% and 6%, respectively, against the U.S. dollar. The U.S. dollar’s mixed performance reflects differences in expectations for economic growth and monetary policies between the U.S. and other regions.

On a country basis, U.K. bonds were the strongest performers among developed countries in local currency terms, but performed the worst in U.S. dollar terms. Benefiting from the strength of the yen and positive local currency returns, Japanese bonds performed the best in U.S. dollar terms. Australian bonds also performed very well in both Australian and U.S. dollar terms.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Performance as of October 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.95%	3.26%	3.32%	2.95%	3.26%	3.32%
Since Inception	2.58%	2.56%	2.64%	12.38%	12.30%	12.68%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$983.10	$1.99	$1,000.00	$1,023.10	$2.03	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

The iShares International High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx Global Developed Markets ex-US High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended October 31, 2016, the total return for the Fund was 2.95%, net of fees, while the total return for the Index was 3.32%.

The Index advanced for the reporting period but trailed the performance of the broad international bond market. Although international high-yield bonds benefited somewhat from growing investor demand for yield, higher-quality bonds generally outperformed in an environment of weak global economic growth and low inflation.

Currency fluctuations also had a negative impact on the Index’s performance. The U.S. dollar was largely unchanged against the euro. Euro denominated bonds represented approximately two-thirds of the Index on average during the reporting period. However, the U.S. dollar appreciated by more than 20% against the British pound. British pound denominated bonds comprised about 15% of the Index on average during the reporting period, and hindered the Index’s performance.

From a country perspective, high-yield bonds in Germany, Luxembourg, and Italy (the largest country weighting in the Index at about 23% on average) contributed the most to the Index’s performance for the reporting period. U.S. high-yield bonds, which represented approximately 7% of the Index on average during the reporting period, also contributed meaningfully to the Index’s performance. On the downside, high-yield bonds in the United Kingdom, Portugal, and Spain detracted from the Index’s performance.

On a sector basis, the basic materials and communications industries contributed the most to the Index’s performance for the reporting period. The metals segment was the main driver of performance in the basic materials industry as commodity prices stabilized, while wireless telecommunication services companies led the advance in the communications industry. The banking sector detracted the most from the Index’s performance for the reporting period, particularly high-yield bonds issued by Portuguese banks.

ALLOCATION BY CREDIT QUALITY

As of 10/31/16

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Baa	0.98%
Ba	52.72
B	27.80
Caa	4.18
Ca	0.31
Not Rated	14.01

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 10/31/16

Country	Percentage of Total Investments [2]

Italy	22.21%
United Kingdom	15.02
France	12.63
Germany	12.12
United States	8.10
Spain	5.57
Luxembourg	5.35
Canada	3.20
Ireland	2.88
Netherlands	2.88

TOTAL	89.96%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2016 and held through October 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

October 31, 2016

Security	Principal or Shares (000s)		Value
COMMON STOCKS — 0.00%

SOUTH AFRICA — 0.00%
Sentry Holdings Ltd. Class A		25	$—

TOTAL COMMON STOCKS
(Cost: $159,437)			—

CORPORATE BONDS & NOTES — 97.88%

AUSTRALIA — 0.41%
Origin Energy Finance Ltd.
VRN, (5 year EUR Swap + 3.670%)
4.00%, 09/16/74 (Call 09/16/19)[a]	EUR	600	636,618

			636,618
AUSTRIA — 1.05%
Raiffeisen Bank International AG
6.00%, 10/16/23[a]	EUR	300	349,967
6.63%, 05/18/21	EUR	300	361,665
VRN, (5 year EUR Swap + 3.300%)
4.50%, 02/21/25 (Call 02/21/20)[a]	EUR	200	213,586
VRN, (5 year EUR Swap + 4.840%)
5.88%, 04/27/23 (Call 04/27/18)	EUR	200	233,101
Raiffeisenlandesbank Niederoesterreich-Wien AG
5.88%, 11/27/23[a]	EUR	200	220,887
Wienerberger AG
4.00%, 04/17/20	EUR	200	242,079

			1,621,285
BELGIUM — 1.08%
Barry Callebaut Services NV
2.38%, 05/24/24[a]	EUR	200	228,983
5.63%, 06/15/21[a]	EUR	200	266,650
Ethias SA
5.00%, 01/14/26[a]	EUR	200	190,648
Nyrstar Netherlands Holdings BV
8.50%, 09/15/19[a]	EUR	250	281,147
Ontex Group NV
4.75%, 11/15/21 (Call 11/15/17)[a]	EUR	100	116,197

Security	Principal (000s)		Value
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[a]	EUR	100	$116,433
6.75%, 08/15/24 (Call 08/15/18)[a]	EUR	250	301,879
Univeg Holding BV
7.88%, 11/15/20 (Call 11/30/16)[a]	EUR	150	169,734

			1,671,671
CANADA — 3.14%
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 11/30/16)[a]	CAD	100	74,053
7.50%, 11/19/17 (Call 11/30/16)[b]	CAD	250	185,133
AutoCanada Inc.
5.63%, 05/25/21 (Call 05/25/17)	CAD	100	76,105
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	150	102,686
Bombardier Inc.
6.13%, 05/15/21[a]	EUR	400	445,405
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 05/15/18)[a]	CAD	150	113,318
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	200	150,501
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[b]	CAD	125	95,987
Cott Corp.
5.50%, 07/01/24 (Call 07/01/19)[a]	EUR	275	318,458
Crew Energy Inc.
8.38%, 10/21/20 (Call 11/30/16)[a]	CAD	100	75,919
DHX Media Ltd.
5.88%, 12/02/21 (Call 12/02/17)	CAD	150	112,479
Entertainment One Ltd.
6.88%, 12/15/22 (Call 12/15/18)[a]	GBP	200	262,396

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)		Value
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/30/16)[b]	CAD	100	$70,509
Gibson Energy Inc.
5.38%, 07/15/22 (Call 07/15/17)[b]	CAD	225	165,781
7.00%, 07/15/20 (Call 11/30/16)[b]	CAD	100	76,963
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[b]	CAD	300	233,632
Iron Mountain Canada Operations ULC
5.38%, 09/15/23	CAD	150	113,039
Mattamy Group Corp.
6.88%, 11/15/20 (Call 11/30/16)[b]	CAD	150	112,759
Newalta Corp. Series 2
7.75%, 11/14/19 (Call 11/30/16)	CAD	50	35,690
Noralta Lodge Ltd.
7.50%, 09/24/19 (Call 11/30/16)[a]	CAD	75	47,566
Parkland Fuel Corp.
5.50%, 05/28/21 (Call 05/28/17)	CAD	150	115,837
6.00%, 11/21/22 (Call 11/21/17)	CAD	150	116,396
Precision Drilling Corp.
6.50%, 03/15/19 (Call 11/30/16)	CAD	150	113,668
Quebecor Media Inc.
6.63%, 01/15/23[b]	CAD	275	216,727
7.38%, 01/15/21 (Call 11/30/16)	CAD	150	116,221
River Cree Enterprises LP
11.00%, 01/20/21 (Call 01/20/18)[b]	CAD	100	71,442
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)	CAD	100	75,676
6.00%, 04/19/22 (Call 04/19/17)[b]	CAD	75	56,757
Sirius XM Canada Holdings Inc.
5.63%, 04/23/21 (Call 04/23/17)[b]	CAD	150	112,479
Southern Pacific Resource Corp.
8.75%, 01/25/18 (Call 11/30/16)[b,c]	CAD	50	47

Security	Principal (000s)		Value
Superior Plus LP
6.50%, 12/09/21 (Call 12/09/17)	CAD	100	$77,598
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 11/30/16)[b]	CAD	150	110,800
Videotron Ltd.
5.63%, 06/15/25 (Call 03/15/25)	CAD	275	212,047
5.75%, 01/15/26 (Call 09/15/20)[a]	CAD	200	154,495
6.88%, 07/15/21 (Call 11/30/16)	CAD	225	174,489
Wajax Corp.
6.13%, 10/23/20 (Call 10/23/17)[a]	CAD	100	75,359
Western Energy Services Corp.
7.88%, 01/30/19 (Call 11/30/16)	CAD	53	35,590
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 11/30/16)	CAD	195	150,085

			4,854,092
DENMARK — 0.27%
TDC A/S
VRN, (5 year EUR Swap + 3.110%)
3.50%, 02/26/49 (Call 02/26/21)[a]	EUR	400	419,976

			419,976
FINLAND — 0.62%
Nokia OYJ
6.75%, 02/04/19[a]	EUR	300	372,831
Outokumpu OYJ
6.63%, 09/30/19 (Call 03/30/17)	EUR	200	228,996
Stora Enso OYJ
2.13%, 06/16/23 (Call 03/16/23)[a]	EUR	100	111,998
5.50%, 03/07/19[a]	EUR	200	244,166

			957,991
FRANCE — 12.36%
3AB Optique Developpement SAS
5.63%, 04/15/19 (Call 11/30/16)[a]	EUR	200	222,950
Areva SA
3.13%, 03/20/23 (Call 12/20/22)[a]	EUR	400	405,129

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)		Value
3.25%, 09/04/20[a]	EUR	300	$317,404
3.50%, 03/22/21	EUR	300	317,641
4.38%, 11/06/19	EUR	400	445,214
4.88%, 09/23/24	EUR	600	660,233
Autodis SA
6.50%, 02/01/19 (Call 11/10/16)[a]	EUR	180	203,433
BiSoho SAS
5.88%, 05/01/23 (Call 05/01/19)[a]	EUR	100	117,315
Casino Guichard Perrachon SA
2.33%, 02/07/25 (Call 11/07/24)[a]	EUR	300	333,174
3.25%, 03/07/24 (Call 12/07/23)[a]	EUR	500	594,040
3.31%, 01/25/23[a]	EUR	300	364,397
3.99%, 03/09/20	EUR	400	494,647
4.05%, 08/05/26 (Call 05/05/26)[a]	EUR	300	346,505
4.41%, 08/06/19[a]	EUR	500	603,624
4.48%, 11/12/18	EUR	200	241,957
5.98%, 05/26/21	EUR	500	645,144
CGG SA
5.88%, 05/15/20 (Call 05/15/17)[a]	EUR	250	160,401
CMA CGM SA
7.75%, 01/15/21 (Call 01/15/18)[a]	EUR	400	356,777
8.75%, 12/15/18 (Call 11/30/16)[a]	EUR	200	208,114
ContourGlobal Power Holdings SA
5.13%, 06/15/21 (Call 06/15/18)[a]	EUR	350	401,585
Elis SA
3.00%, 04/30/22 (Call 04/30/18)[a]	EUR	400	446,941
Europcar Groupe SA
5.75%, 06/15/22 (Call 06/15/18)[a]	EUR	300	343,463
Faurecia
3.13%, 06/15/22 (Call 06/15/18)[a]	EUR	450	505,006
3.63%, 06/15/23 (Call 06/15/19)[a]	EUR	400	454,148

Security	Principal (000s)		Value
Groupama SA
VRN, (3 mo. Euribor + 5.360%)
7.88%, 10/27/39 (Call 10/27/19)	EUR	400	$468,368
Groupe Fnac SA
3.25%, 09/30/23 (Call 09/30/19)[a]	EUR	400	446,987
Holdikks SAS
6.75%, 07/15/21 (Call 07/15/17)[a]	EUR	200	161,510
Holding Medi-Partenaires SAS
7.00%, 05/15/20 (Call 11/10/16)[a]	EUR	300	344,245
HomeVi SAS
6.88%, 08/15/21 (Call 08/15/17)[a]	EUR	300	349,707
La Financiere Atalian SAS
7.25%, 01/15/20 (Call 01/15/17)[a]	EUR	225	257,920
Labeyrie Fine Foods SAS
5.63%, 03/15/21 (Call 03/15/17)[a]	EUR	200	227,578
Loxam SAS
3.50%, 05/03/23 (Call 05/03/19)[a]	EUR	100	113,803
4.88%, 07/23/21 (Call 07/23/17)[a]	EUR	200	229,994
7.00%, 07/23/22 (Call 07/23/17)[a]	EUR	150	178,033
Mobilux Finance SAS
5.50%, 11/15/24 (Call 11/15/19)[a]	EUR	100	111,505
Nexans SA
3.25%, 05/26/21 (Call 02/26/21)[a]	EUR	200	231,021
4.25%, 03/19/18[a]	EUR	100	114,882
Novafives SAS
4.50%, 06/30/21 (Call 06/30/17)[a]	EUR	250	238,240
PagesJaunes Finance & Co. SCA
8.88%, 06/01/18 (Call 11/10/16)[a]	EUR	200	123,678
Paprec Holding
5.25%, 04/01/22 (Call 04/01/18)[a]	EUR	200	231,233

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)		Value
Peugeot SA
2.38%, 04/14/23[a]	EUR	300	$345,003
6.50%, 01/18/19[a]	EUR	200	248,678
7.38%, 03/06/18[a]	EUR	350	419,287
Rexel SA
3.25%, 06/15/22 (Call 06/15/18)[a]	EUR	300	337,690
3.50%, 06/15/23 (Call 06/15/19)[a]	EUR	300	336,851
SFR Group SA
5.38%, 05/15/22 (Call 05/15/17)[a]	EUR	550	628,273
5.63%, 05/15/24 (Call 05/15/19)[a]	EUR	700	804,366
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[a]	EUR	300	327,622
Synlab Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[a]	EUR	550	650,269
Synlab Unsecured Bondco PLC
8.25%, 07/01/23 (Call 07/01/18)[a]	EUR	150	177,073
Tereos Finance Groupe I SA
4.13%, 06/16/23 (Call 03/16/23)[a]	EUR	300	337,824
4.25%, 03/04/20 (Call 03/04/19)	EUR	300	349,087
THOM Europe SAS
7.38%, 07/15/19 (Call 11/10/16)[a]	EUR	200	230,880
Vallourec SA
2.25%, 09/30/24[a]	EUR	300	262,867
3.25%, 08/02/19	EUR	200	218,728
Verallia Packaging SASU
5.13%, 08/01/22 (Call 08/01/18)[a]	EUR	200	229,707
WFS Global Holding SAS
9.50%, 07/15/22 (Call 07/15/18)[a]	EUR	200	216,654

			19,138,805
GERMANY — 11.86%
Auris Luxembourg II SA
8.00%, 01/15/23 (Call 01/15/18)[a]	EUR	200	237,758

Security	Principal (000s)		Value
Bilfinger SE
2.38%, 12/07/19[a]	EUR	300	$339,985
BMBG Bond Finance SCA
3.00%, 06/15/21 (Call 06/15/18)[a]	EUR	100	113,589
CeramTec Group GmbH
8.25%, 08/15/21 (Call 11/30/16)[a]	EUR	200	232,220
Deutsche Lufthansa AG
1.13%, 09/12/19[a]	EUR	250	279,279
VRN, (5 year EUR Swap + 4.783%)
5.13%, 08/12/75 (Call 02/12/21)[a]	EUR	300	344,119
Deutsche Raststaetten Gruppe IV GmbH
6.75%, 12/30/20 (Call 12/30/16)[a]	EUR	200	228,739
Douglas GmbH
6.25%, 07/15/22 (Call 07/15/18)[a]	EUR	100	119,349
FMC Finance VII SA
5.25%, 02/15/21[a]	EUR	200	259,646
FMC Finance VIII SA
5.25%, 07/31/19[a]	EUR	150	184,993
6.50%, 09/15/18[a]	EUR	100	121,991
FTE Verwaltungs GmbH
9.00%, 07/15/20 (Call 11/10/16)[a]	EUR	100	114,998
Galapagos Holding SA
7.00%, 06/15/22 (Call 06/15/17)[a]	EUR	100	90,482
Hapag-Lloyd AG
7.50%, 10/15/19 (Call 11/30/16)[a]	EUR	100	111,009
7.75%, 10/01/18 (Call 11/30/16)[a]	EUR	300	332,783
HeidelbergCement Finance Luxembourg SA
2.25%, 03/12/19[a]	EUR	300	341,318
3.25%, 10/21/20[a]	EUR	300	359,268
3.25%, 10/21/21[a]	EUR	300	365,055
5.63%, 01/04/18[a]	EUR	300	348,813
7.50%, 04/03/20[a]	EUR	300	402,150

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)		Value
8.50%, 10/31/19[a]	EUR	200	$269,978
9.50%, 12/15/18[a]	EUR	200	261,405
Hornbach Baumarkt AG
3.88%, 02/15/20[a]	EUR	150	179,596
HP Pelzer Holding GmbH
7.50%, 07/15/21 (Call 07/15/17)[a]	EUR	150	175,434
K+S AG
3.00%, 06/20/22[a]	EUR	300	345,080
Kirk Beauty One GmbH
8.75%, 07/15/23 (Call 07/15/18)[a]	EUR	150	178,536
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	300	358,458
Pfleiderer GmbH
7.88%, 08/01/19 (Call 11/30/16)[a]	EUR	100	113,884
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[a]	EUR	100	117,467
3.63%, 07/30/21[a]	EUR	200	243,535
ProGroup AG
5.13%, 05/01/22 (Call 05/01/18)[a]	EUR	200	233,818
RWE AG
VRN, (5 year EUR Swap + 2.643%)
2.75%, 04/21/75 (Call 10/21/20)[a]	EUR	400	409,559
VRN, (5 year EUR Swap + 3.245%)
3.50%, 04/21/75 (Call 04/21/25)[a]	EUR	300	289,970
Schaeffler Finance BV
2.50%, 05/15/20 (Call 05/15/17)[a]	EUR	200	223,856
3.25%, 05/15/25 (Call 05/15/20)[a]	EUR	300	352,900
3.50%, 05/15/22 (Call 05/15/17)[a]	EUR	300	338,806
Senvion Holding GmbH
6.63%, 11/15/20 (Call 05/15/17)[a]	EUR	200	229,120
SGL Carbon SE
4.88%, 01/15/21 (Call 01/15/17)[a]	EUR	100	110,312

Security	Principal (000s)		Value
Takko Luxembourg 2 SCA
9.88%, 04/15/19 (Call 11/10/16)[a]	EUR	200	$140,204
Techem Energy Metering Service GmbH & Co. KG
7.88%, 10/01/20 (Call 11/10/16)[a]	EUR	200	228,738
Techem GmbH
6.13%, 10/01/19 (Call 11/10/16)[a]	EUR	200	226,662
ThyssenKrupp AG
1.75%, 11/25/20 (Call 08/25/20)[a]	EUR	450	503,728
2.50%, 02/25/25[a]	EUR	400	442,284
2.75%, 03/08/21 (Call 12/08/20)[a]	EUR	400	459,592
3.13%, 10/25/19 (Call 07/25/19)[a]	EUR	750	869,672
4.00%, 08/27/18	EUR	800	930,151
Trionista Holdco GmbH
5.00%, 04/30/20 (Call 11/30/16)[a]	EUR	200	225,160
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 11/30/16)[a]	EUR	300	346,458
TUI AG
2.13%, 10/26/21 (Call 07/26/21)[a]	EUR	100	111,280
4.50%, 10/01/19 (Call 11/18/16)[a]	EUR	200	224,240
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[a]	EUR	400	416,246
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)[a]	EUR	300	322,421
4.00%, 01/15/25 (Call 01/15/20)[a]	EUR	500	565,537
4.63%, 02/15/26 (Call 02/15/21)[a]	EUR	200	232,823
5.13%, 01/21/23 (Call 01/21/18)[a]	EUR	243	280,193

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)		Value
5.50%, 09/15/22 (Call 09/15/17)[a]	EUR	243	$280,383
5.63%, 04/15/23 (Call 04/15/18)[a]	EUR	160	186,284
5.75%, 01/15/23 (Call 01/15/18)[a]	EUR	243	282,906
WEPA Hygieneprodukte GmbH
3.75%, 05/15/24 (Call 05/15/19)[a]	EUR	300	342,001
ZF North America Capital Inc.
2.25%, 04/26/19[a]	EUR	600	682,331
2.75%, 04/27/23[a]	EUR	600	700,669

			18,359,221
GREECE — 1.15%
Frigoglass Finance BV
8.25%, 05/15/18 (Call 11/30/16)[a]	EUR	200	137,600
Intralot Capital Luxembourg SA
6.75%, 09/15/21 (Call 09/15/18)[a]	EUR	100	110,716
OTE PLC
3.50%, 07/09/20[a]	EUR	400	444,180
4.38%, 12/02/19[a]	EUR	200	227,786
7.88%, 02/07/18[a]	EUR	300	351,286
PPC Finance PLC
5.50%, 05/01/19 (Call 11/10/16)[a]	EUR	300	278,134
Titan Global Finance PLC
3.50%, 06/17/21[a]	EUR	100	112,917
4.25%, 07/10/19[a]	EUR	100	114,482

			1,777,101
INDIA — 0.22%
Samvardhana Motherson Automotive Systems Group BV
4.13%, 07/15/21 (Call 07/15/17)[a]	EUR	300	336,646

			336,646
IRELAND — 2.82%
Allied Irish Banks PLC
1.38%, 03/16/20[a]	EUR	300	337,091
2.75%, 04/16/19[a]	EUR	200	231,162
VRN, (5 year EUR Swap + 3.950%)

Security	Principal (000s)		Value
4.13%, 11/26/25 (Call 11/26/20)[a]	EUR	400	$428,162
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 05/15/23 (Call 05/15/19)[a]	EUR	200	229,649
4.25%, 01/15/22 (Call 06/30/17)[a]	EUR	700	789,485
6.75%, 05/15/24 (Call 05/15/19)[a]	EUR	400	466,970
Bank of Ireland
10.00%, 12/19/22[a]	EUR	100	143,901
VRN, (5 year EUR Swap + 3.550%)
4.25%, 06/11/24 (Call 06/11/19)[a]	EUR	500	550,409
eircom Finance DAC
4.50%, 05/31/22 (Call 05/31/18)[a]	EUR	375	422,979
Smurfit Kappa Acquisitions
2.75%, 02/01/25 (Call 11/01/24)[a]	EUR	150	171,399
3.25%, 06/01/21 (Call 03/10/21)[a]	EUR	300	356,664
4.13%, 01/30/20[a]	EUR	200	241,136

			4,369,007
ITALY — 21.73%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[a]	EUR	400	445,320
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[a]	EUR	350	399,623
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[a]	EUR	550	596,881
5.00%, 04/21/20[a]	EUR	200	170,839
5.60%, 09/09/20	EUR	200	171,327
Banca Popolare di Milano Scarl
4.25%, 01/30/19[a]	EUR	300	350,605
7.13%, 03/01/21[a]	EUR	200	240,072
Banca Popolare di Vicenza
2.75%, 03/20/20[a]	EUR	400	367,140
5.00%, 10/25/18[a]	EUR	200	203,564

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)		Value
Banco Popolare SC
2.38%, 01/22/18[a]	EUR	500	$554,822
2.63%, 09/21/18[a]	EUR	300	335,921
2.75%, 07/27/20[a]	EUR	700	788,137
3.50%, 03/14/19[a]	EUR	500	570,621
6.00%, 11/05/20[a]	EUR	300	346,357
6.38%, 05/31/21[a]	EUR	200	233,581
Bormioli Rocco Holdings SA
10.00%, 08/01/18 (Call 11/30/16)[a]	EUR	100	112,704
Buzzi Unicem SpA
2.13%, 04/28/23 (Call 01/28/23)[a]	EUR	300	334,831
6.25%, 09/28/18[a]	EUR	200	243,566
CNH Industrial Finance Europe SA
6.25%, 03/09/18[a]	EUR	700	823,912
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
7.50%, 08/01/21 (Call 08/01/17)[a]	EUR	150	121,547
Enel SpA
VRN, (5 year EUR Swap + 3.648%)
5.00%, 01/15/75 (Call 01/15/20)[a]	EUR	500	584,242
VRN, (5 year EUR Swap + 5.242%)
6.50%, 01/10/74 (Call 01/10/19)[a]	EUR	700	831,108
Fiat Chrysler Finance Europe
4.75%, 03/22/21[a]	EUR	500	607,748
4.75%, 07/15/22[a]	EUR	800	968,905
6.63%, 03/15/18[a]	EUR	700	825,841
6.75%, 10/14/19[a]	EUR	700	883,950
7.38%, 07/09/18	EUR	200	242,200
Iccrea Banca SpA
1.88%, 11/25/19[a]	EUR	300	336,188
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[a]	EUR	400	471,411
Intesa Sanpaolo SpA
2.86%, 04/23/25[a]	EUR	300	320,934
3.93%, 09/15/26[a]	EUR	600	661,436
5.00%, 09/23/19[a]	EUR	500	596,882

Security	Principal (000s)		Value
5.15%, 07/16/20	EUR	600	$731,737
6.63%, 05/08/18[a]	EUR	400	470,251
6.63%, 09/13/23[a]	EUR	750	961,990
Italcementi Finance SA
6.13%, 02/21/18[a]	EUR	300	352,308
6.63%, 03/19/20[a]	EUR	400	515,849
Leonardo-Finmeccanica SpA
4.50%, 01/19/21	EUR	500	612,669
5.25%, 01/21/22	EUR	300	386,018
8.00%, 12/16/19	GBP	150	215,295
Manutencoop Facility Management SpA
8.50%, 08/01/20 (Call 11/30/16)[a]	EUR	200	224,835
Mediobanca SpA
5.00%, 11/15/20	EUR	400	474,512
5.75%, 04/18/23	EUR	300	372,323
Onorato Armatori SpA
7.75%, 02/15/23 (Call 02/15/19)[a]	EUR	100	103,912
Piaggio & C SpA
4.63%, 04/30/21 (Call 04/30/17)[a]	EUR	100	113,355
Saipem Finance International BV
3.00%, 03/08/21[a]	EUR	300	338,994
3.75%, 09/08/23[a]	EUR	300	340,196
Salini Costruttori SpA
6.13%, 08/01/18	EUR	100	119,439
Salini Impregilo SpA
3.75%, 06/24/21[a]	EUR	352	404,047
Schumann SpA
7.00%, 07/31/23 (Call 07/31/19)[a]	EUR	200	222,776
Snai SpA
7.63%, 06/15/18 (Call 11/30/16)[a]	EUR	200	224,348
Telecom Italia SpA
4.00%, 01/21/20[a]	EUR	300	357,438
4.75%, 05/25/18[a]	EUR	200	233,845
4.88%, 09/25/20[a]	EUR	300	370,721
5.25%, 02/10/22[a]	EUR	400	514,691
6.13%, 12/14/18	EUR	200	244,594
Telecom Italia SpA/Milano
3.00%, 09/30/25[a]	EUR	300	328,442

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)		Value
3.25%, 01/16/23[a]	EUR	600	$691,823
3.63%, 01/19/24[a]	EUR	300	346,425
3.63%, 05/25/26[a]	EUR	300	339,048
4.50%, 01/25/21[a]	EUR	250	306,069
5.38%, 01/29/19[a]	EUR	300	361,883
6.38%, 06/24/19	GBP	300	401,371
UniCredit SpA
6.13%, 04/19/21[a]	EUR	250	314,744
6.70%, 06/05/18[a]	EUR	500	587,370
6.95%, 10/31/22[a]	EUR	800	991,112
VRN, (5 year EUR Swap + 4.100%)
5.75%, 10/28/25 (Call 10/28/20)[a]	EUR	600	691,187
VRN, (5 year EUR Swap + 4.316%)
4.38%, 01/03/27 (Call 01/03/22)[a]	EUR	400	437,816
Unione di Banche Italiane SpA
VRN, (5 year EUR Swap + 4.182%)
4.25%, 05/05/26 (Call 05/05/21)[a]	EUR	400	438,403
Unipol Gruppo Finanziario SpA
3.00%, 03/18/25[a]	EUR	600	641,277
4.38%, 03/05/21[a]	EUR	140	165,274
Veneto Banca SCPA
4.00%, 05/20/19[a]	EUR	300	313,115
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 11/10/16)[a]	EUR	1,400	1,557,147
7.00%, 04/23/21 (Call 04/23/17)[a]	EUR	950	1,082,725

			33,643,589
JAPAN — 1.25%
SoftBank Group Corp.
4.00%, 07/30/22 (Call 04/30/22)[a]	EUR	300	361,027
4.63%, 04/15/20[a]	EUR	400	488,052
4.75%, 07/30/25 (Call 04/30/25)[a]	EUR	600	724,438
5.25%, 07/30/27 (Call 04/30/27)[a]	EUR	300	369,672

			1,943,189

Security	Principal (000s)		Value
LUXEMBOURG — 5.24%
Altice Financing SA
5.25%, 02/15/23 (Call 02/15/18)[a]	EUR	300	$343,351
6.50%, 01/15/22 (Call 12/15/16)[a]	EUR	150	173,334
Altice Finco SA
9.00%, 06/15/23 (Call 06/15/18)[a]	EUR	100	123,802
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[a]	EUR	400	452,032
7.25%, 05/15/22 (Call 05/15/17)[a]	EUR	1,150	1,335,388
ArcelorMittal
2.88%, 07/06/20[a]	EUR	400	452,893
3.00%, 03/25/19[a]	EUR	450	514,645
3.00%, 04/09/21[a]	EUR	300	336,643
3.13%, 01/14/22[a]	EUR	400	448,870
5.75%, 03/29/18[a]	EUR	100	117,763
5.88%, 11/17/17[a]	EUR	250	289,927
ConvaTec Healthcare E SA
10.88%, 12/15/18 (Call 11/30/16)[a]	EUR	150	166,223
DEA Finance SA
7.50%, 10/15/22	EUR	200	226,539
Garfunkelux Holdco 3 SA
7.50%, 08/01/22 (Call 08/01/18)[a]	EUR	200	221,194
8.50%, 11/01/22 (Call 11/01/18)[a]	GBP	350	421,991
INEOS Group Holdings SA
5.38%, 08/01/24 (Call 08/01/19)[a]	EUR	300	327,149
5.75%, 02/15/19 (Call 11/30/16)[a]	EUR	350	392,825
LSF9 Balta Issuer SA
7.75%, 09/15/22 (Call 09/15/18)[a]	EUR	150	176,994
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[a]	EUR	500	549,794

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)		Value
Picard Bondco SA
7.75%, 02/01/20 (Call 11/30/16)[a]	EUR	250	$288,991
Swissport Investments SA
6.75%, 12/15/21 (Call 06/15/18)[a]	EUR	200	232,188
9.75%, 12/15/22 (Call 12/15/18)[a]	EUR	150	172,146
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[a]	EUR	300	342,764

			8,107,446
NETHERLANDS — 2.82%
Atradius Finance BV
VRN, (3 mo. Euribor + 5.031%)
5.25%, 09/23/44 (Call 09/23/24)[a]	EUR	150	147,077
Axalta Coating Systems LLC
4.25%, 08/15/24 (Call 08/15/19)[a]	EUR	150	170,255
Carlson Wagonlit BV
7.50%, 06/15/19 (Call 11/30/16)[a]	EUR	200	227,595
Constellium NV
4.63%, 05/15/21 (Call 05/15/17)[a]	EUR	150	148,771
Hema Bondco I BV
6.25%, 06/15/19 (Call 11/10/16)[a]	EUR	200	185,097
InterXion Holding NV
6.00%, 07/15/20 (Call 11/10/16)[a]	EUR	400	457,349
LGE HoldCo VI BV
7.13%, 05/15/24 (Call 05/15/19)[a]	EUR	400	495,171
OI European Group BV
3.13%, 11/15/24	EUR	275	300,701
SNS Bank NV
6.25%, 10/26/20	EUR	50	—
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[a]	EUR	400	466,006

Security	Principal (000s)		Value
6.75%, 03/15/23 (Call 03/15/18)[a]	EUR	200	$237,085
UPCB Finance IV Ltd.
4.00%, 01/15/27 (Call 01/15/21)[a]	EUR	300	322,917
Ziggo Bond Finance BV
4.63%, 01/15/25 (Call 01/15/20)[a]	EUR	300	332,625
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[a]	EUR	400	439,528
4.25%, 01/15/27 (Call 01/15/22)[a]	EUR	400	436,486

			4,366,663
NORWAY — 0.58%
Lock AS
7.00%, 08/15/21 (Call 08/15/17)[a]	EUR	400	455,581
Lock Lower Holding AS
9.50%, 08/15/22 (Call 08/15/18)[a]	EUR	100	114,378
Norske Skog AS
11.75%, 12/15/19 (Call 02/15/17)[a]	EUR	100	97,169
Silk Bidco AS
7.50%, 02/01/22 (Call 02/01/18)[a]	EUR	200	230,163

			897,291
PORTUGAL — 0.30%
EDP – Energias de Portugal SA
VRN, (5 year EUR Swap + 5.043%)
5.38%, 09/16/75 (Call 03/16/21)[a]	EUR	400	459,006

			459,006
SINGAPORE — 0.54%
Lincoln Finance Ltd.
6.88%, 04/15/21 (Call 04/15/18)[a]	EUR	700	832,986

			832,986
SPAIN — 5.45%
Aldesa Financial Services SA
7.25%, 04/01/21 (Call 04/01/17)[a]	EUR	150	112,750

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)		Value
Almirall SA
4.63%, 04/01/21 (Call 04/01/17)[a]	EUR	200	$226,864
Banco de Sabadell SA
5.63%, 05/06/26[a]	EUR	300	348,670
6.25%, 04/26/20	EUR	200	242,709
Bankia SA
3.50%, 01/17/19[a]	EUR	600	702,065
VRN, (5 year EUR Swap + 3.166%)
4.00%, 05/22/24 (Call 05/22/19)[a]	EUR	500	549,306
Bankinter SA
6.38%, 09/11/19[a]	EUR	150	188,170
Befesa Zinc SAU Via Zinc Capital SA
8.88%, 05/15/18 (Call 11/30/16)[a]	EUR	200	223,657
BPE Financiaciones SA
2.00%, 02/03/20[a]	EUR	500	561,565
CaixaBank SA
VRN, (5 year EUR Swap + 3.950%)
5.00%, 11/14/23 (Call 11/14/18)[a]	EUR	400	463,947
Campofrio Food Group SA
3.38%, 03/15/22 (Call 03/15/18)[a]	EUR	300	340,524
Cellnex Telecom SA
2.38%, 01/16/24 (Call 10/16/23)[a]	EUR	500	556,245
Cellnex Telecom SAU
3.13%, 07/27/22[a]	EUR	200	234,117
Cirsa Funding Luxembourg SA
5.75%, 05/15/21 (Call 05/15/18)[a]	EUR	300	347,228
5.88%, 05/15/23 (Call 05/15/18)[a]	EUR	250	285,661
eDreams ODIGEO SA
8.50%, 08/01/21 (Call 08/01/18)[a]	EUR	200	224,296
Ence Energia y Celulosa SA
5.38%, 11/01/22 (Call 11/01/18)[a]	EUR	150	172,220

Security	Principal (000s)		Value
Gestamp Funding Luxembourg SA
3.50%, 05/15/23 (Call 05/15/19)[a]	EUR	300	$341,969
Grupo Antolin Dutch BV
4.75%, 04/01/21 (Call 04/01/17)[a]	EUR	200	227,075
5.13%, 06/30/22 (Call 06/30/18)[a]	EUR	200	234,322
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21 (Call 04/15/17)[a,c]	EUR	500	92,399
Ibercaja Banco SA
VRN, (5 year EUR Swap + 4.551%)
5.00%, 07/28/25 (Call 07/28/20)[a]	EUR	300	306,596
NH Hotel Group SA
3.75%, 10/01/23 (Call 10/01/19)[a]	EUR	125	140,056
6.88%, 11/15/19 (Call 11/15/17)[a]	EUR	150	179,603
Obrascon Huarte Lain SA
4.75%, 03/15/22 (Call 03/15/18)[a]	EUR	150	129,763
5.50%, 03/15/23 (Call 03/15/18)[a]	EUR	200	173,134
PortAventura Entertainment Barcelona BV
7.25%, 12/01/20 (Call 12/01/16)[a]	EUR	200	227,473
Repsol International Finance BV
VRN, (10 year EUR Swap + 4.200%)
4.50%, 03/25/75 (Call 03/25/25)[a]	EUR	600	609,906

			8,442,290
SWEDEN — 1.45%
Akelius Residential Property AB
3.38%, 09/23/20[a]	EUR	200	235,547
Hoist Kredit AB
3.13%, 12/09/19[a]	EUR	100	114,550
Ovako AB
6.50%, 06/01/19 (Call 11/30/16)[a]	EUR	150	147,658

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)		Value
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[a]	EUR	400	$476,671
Volvo Car AB
3.25%, 05/18/21[a]	EUR	300	350,377
Volvo Treasury AB
VRN, (5 year EUR Swap + 3.797%)
4.20%, 06/10/75 (Call 06/10/20)[a]	EUR	500	574,254
VRN, (5 year EUR Swap + 4.101%)
4.85%, 03/10/78 (Call 03/10/23)[a]	EUR	300	345,063

			2,244,120
SWITZERLAND — 0.91%
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[a]	EUR	200	230,609
4.50%, 08/01/23 (Call 08/01/18)[a]	EUR	450	526,287
Selecta Group BV
6.50%, 06/15/20 (Call 12/15/16)[a]	EUR	200	188,034
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 02/15/18)[a]	EUR	400	462,623

			1,407,553
UNITED KINGDOM — 14.70%
Algeco Scotsman Global Finance PLC
9.00%, 10/15/18 (Call 11/30/16)[a]	EUR	200	199,245
Alliance Automotive Finance PLC
6.25%, 12/01/21[a]	EUR	400	467,662
Anglo American Capital PLC
1.50%, 04/01/20[a]	EUR	400	439,410
2.50%, 04/29/21[a]	EUR	400	447,450
2.75%, 06/07/19[a]	EUR	500	572,602
2.88%, 11/20/20[a]	EUR	400	457,270
3.25%, 04/03/23[a]	EUR	500	567,965
3.50%, 03/28/22[a]	EUR	400	464,370

Security	Principal (000s)		Value
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/17)[a]	GBP	300	$395,306
Aston Martin Capital Ltd.
9.25%, 07/15/18 (Call 11/30/16)[a]	GBP	200	250,305
Boparan Finance PLC
4.38%, 07/15/21 (Call 07/15/17)[a]	EUR	150	151,995
5.25%, 07/15/19 (Call 11/30/16)[a]	GBP	150	178,929
5.50%, 07/15/21 (Call 07/15/17)[a]	GBP	200	222,472
Cabot Financial Luxembourg SA
7.50%, 10/01/23[a]	GBP	200	236,122
CNH Industrial Finance Europe SA
2.88%, 05/17/23[a]	EUR	200	226,048
Cognita Financing PLC
7.75%, 08/15/21 (Call 08/15/17)[a]	GBP	150	191,839
EC Finance PLC
5.13%, 07/15/21 (Call 01/15/17)[a]	EUR	200	228,215
Elli Finance UK PLC
8.75%, 06/15/19 (Call 11/30/16)[a]	GBP	100	108,294
Fiat Chrysler Automobiles NV
3.75%, 03/29/24[a]	EUR	700	792,239
HeidelbergCement AG
2.25%, 03/30/23 (Call 12/30/22)[a]	EUR	500	573,820
2.25%, 06/03/24 (Call 03/03/24)[a]	EUR	500	573,833
Iceland Bondco PLC
6.25%, 07/15/21 (Call 07/15/17)[a]	GBP	250	292,605
IDH Finance PLC
6.25%, 08/15/22 (Call 08/15/18)[a]	GBP	150	178,957
Ineos Finance PLC
4.00%, 05/01/23 (Call 05/01/18)[a]	EUR	400	446,252

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)		Value
Infinis PLC
7.00%, 02/15/19 (Call 02/15/17)[b]	GBP	200	$248,789
Inovyn Finance PLC
6.25%, 05/15/21 (Call 11/15/17)[a]	EUR	100	114,725
International Personal Finance PLC
5.75%, 04/07/21[a]	EUR	250	249,909
Interoute Finco PLC
7.38%, 10/15/20 (Call 10/15/17)[a]	EUR	200	237,826
Iron Mountain Europe PLC
6.13%, 09/15/22 (Call 09/15/17)[a]	GBP	200	256,352
Jaguar Land Rover Automotive PLC
3.88%, 03/01/23[a]	GBP	200	248,705
5.00%, 02/15/22[a]	GBP	300	396,963
Jerrold Finco PLC
6.25%, 09/15/21 (Call 09/15/18)[a]	GBP	200	241,738
Keystone Financing PLC
9.50%, 10/15/19 (Call 11/30/16)[a]	GBP	100	126,755
Lecta SA
6.50%, 08/01/23 (Call 08/01/19)[a]	EUR	200	220,548
Matalan Finance PLC
6.88%, 06/01/19 (Call 11/10/16)[b]	GBP	100	93,106
6.88%, 06/01/19 (Call 11/10/16)[a]	GBP	100	93,106
Merlin Entertainments PLC
2.75%, 03/15/22 (Call 12/15/21)[a]	EUR	300	342,658
Moy Park Bondco PLC
6.25%, 05/29/21 (Call 05/29/17)[a]	GBP	150	188,695
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[a]	GBP	350	382,739
Odeon & UCI Finco PLC
9.00%, 08/01/18 (Call 11/10/16)[a]	GBP	100	125,428

Security	Principal (000s)		Value
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21 (Call 08/01/17)[a]	GBP	250	$299,034
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 03/15/17)[a]	GBP	100	120,753
Royal Bank of Scotland Group PLC
VRN, (5 year EUR Swap + 2.650%)
3.63%, 03/25/24 (Call 03/25/19)[a]	EUR	600	652,981
Royal Bank of Scotland PLC (The)
6.93%, 04/09/18	EUR	1,100	1,304,227
Stonegate Pub Co. Financing PLC
5.75%, 04/15/19 (Call 11/30/16)[a]	GBP	200	250,429
Tesco Corporate Treasury Services PLC
1.25%, 11/13/17[a]	EUR	200	221,314
1.38%, 07/01/19[a]	EUR	700	774,116
2.13%, 11/12/20 (Call 08/12/20)[a]	EUR	300	338,818
2.50%, 07/01/24[a]	EUR	400	447,249
Tesco PLC
3.38%, 11/02/18[a]	EUR	400	463,165
6.13%, 02/24/22	GBP	500	687,033
Thomas Cook Finance PLC
6.75%, 06/15/21 (Call 01/15/18)[a]	EUR	200	224,010
7.75%, 06/15/20 (Call 11/30/16)[a]	EUR	300	338,021
Travis Perkins PLC
4.38%, 09/15/21[a]	GBP	100	125,633
TVL Finance PLC
8.50%, 05/15/23 (Call 05/15/19)[a]	GBP	200	255,671
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[a]	EUR	250	271,478
6.38%, 10/15/24 (Call 10/15/19)[a]	GBP	200	252,236
7.00%, 04/15/23 (Call 04/15/18)[a]	GBP	100	128,926

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)		Value
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24 (Call 09/15/19)[a]	GBP	100	$119,766
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)[a]	GBP	300	357,693
5.13%, 01/15/25 (Call 01/15/20)[a]	GBP	200	246,316
5.50%, 01/15/21	GBP	400	534,190
5.50%, 01/15/25 (Call 01/15/19)[a]	GBP	360	446,578
6.00%, 04/15/21 (Call 04/15/17)[a]	GBP	360	458,740
6.25%, 03/28/29 (Call 01/15/21)[a]	GBP	200	255,226
Viridian Group FundCo II Ltd.
7.50%, 03/01/20 (Call 09/01/17)[a]	EUR	350	406,679
Vue International Bidco PLC
7.88%, 07/15/20 (Call 11/30/16)[a]	GBP	200	253,336
Worldpay Finance PLC
3.75%, 11/15/22[a]	EUR	250	295,290

			22,760,155
UNITED STATES — 7.93%
Adient Global Holdings Ltd.
3.50%, 08/15/24 (Call 05/15/24)[a]	EUR	550	597,829
Avis Budget Finance PLC
4.13%, 11/15/24 (Call 11/15/19)[a]	EUR	175	189,904
6.00%, 03/01/21 (Call 11/30/16)[a]	EUR	78	88,788
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/25 (Call 01/15/20)[a]	EUR	275	301,450
Ball Corp.
3.50%, 12/15/20	EUR	200	241,601
4.38%, 12/15/23	EUR	350	430,598
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[a]	EUR	300	348,459

Security	Principal (000s)		Value
Chemours Co. (The)
6.13%, 05/15/23 (Call 05/15/18)	EUR	200	$206,641
CNH Industrial Finance Europe SA
2.75%, 03/18/19[a]	EUR	500	569,816
2.88%, 09/27/21[a]	EUR	400	461,182
Crown European Holdings SA
2.63%, 09/30/24 (Call 03/31/24)[a]	EUR	300	323,555
3.38%, 05/15/25 (Call 11/15/24)[a]	EUR	350	393,594
4.00%, 07/15/22 (Call 04/15/22)[a]	EUR	350	420,597
Darling Global Finance BV
4.75%, 05/30/22 (Call 05/30/18)[a]	EUR	300	344,781
Goodyear Dunlop Tires Europe BV
3.75%, 12/15/23 (Call 12/15/18)[a]	EUR	100	114,980
Hanesbrands Finance Luxembourg SCA
3.50%, 06/15/24 (Call 03/15/24)[a]	EUR	200	230,202
Hertz Holdings Netherlands BV
4.38%, 01/15/19[a]	EUR	250	289,208
Huntsman International LLC
4.25%, 04/01/25 (Call 01/01/25)	EUR	100	108,125
5.13%, 04/15/21 (Call 01/15/21)	EUR	300	348,511
IMS Health Inc.
4.13%, 04/01/23 (Call 04/01/18)[a]	EUR	150	171,033
Infor U.S. Inc.
5.75%, 05/15/22 (Call 05/15/18)	EUR	200	219,575
International Game Technology PLC
4.75%, 03/05/20[a]	EUR	300	362,060
4.75%, 02/15/23 (Call 08/15/22)[a]	EUR	450	533,657
6.63%, 02/02/18[a]	EUR	200	235,564
Iron Mountain Canada Operations ULC
6.13%, 08/15/21 (Call 08/15/17)	CAD	100	77,504
Kloeckner Pentaplast of America Inc.
7.13%, 11/01/20 (Call 05/01/17)[a]	EUR	150	172,455

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

October 31, 2016

Security	Principal (000s)		Value
LKQ Italia Bondco SpA
3.88%, 04/01/24 (Call 01/01/24)[a]	EUR	300	$349,431
MPT Operating Partnership LP/MPT Finance Corp.
4.00%, 08/19/22 (Call 05/19/22)	EUR	300	353,816
OI European Group BV
4.88%, 03/31/21[a]	EUR	200	248,801
6.75%, 09/15/20[a]	EUR	200	262,744
Postmedia Network Inc.
8.25%, 07/15/21 (Call 11/30/16)[b]	CAD	3	1,763
PSPC Escrow Corp.
6.00%, 02/01/23 (Call 02/01/18)[a]	EUR	200	211,008
PVH Corp.
3.63%, 07/15/24 (Call 04/15/24)[a]	EUR	200	230,257
Quintiles IMS Inc.
3.50%, 10/15/24 (Call 10/15/19)[a]	EUR	400	448,324
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)[a]	EUR	200	241,839
Spectrum Brands Inc.
4.00%, 10/01/26 (Call 10/01/21)[a]	EUR	200	225,269
TA MFG. Ltd.
3.63%, 04/15/23 (Call 04/15/18)[a]	EUR	200	215,624
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
6.38%, 05/01/22 (Call 05/01/18)[a]	EUR	200	232,120
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[a]	EUR	800	671,423
VWR Funding Inc.
4.63%, 04/15/22 (Call 04/15/18)[a]	EUR	300	339,096
WMG Acquisition Corp.
4.13%, 11/01/24 (Call 11/01/19)[a]	EUR	100	112,996

Security	Principal or Shares (000s)		Value
XPO Logistics Inc.
5.75%, 06/15/21 (Call 12/15/17)[a]	EUR	300	$342,837

			12,269,017

TOTAL CORPORATE BONDS & NOTES
(Cost: $165,961,586)			151,515,718

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]		4	4,252

			4,252

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,252)			4,252

TOTAL INVESTMENTS IN SECURITIES — 97.88%
(Cost: $166,125,275)[f]			151,519,970
Other Assets, Less Liabilities — 2.12%			3,276,197

NET ASSETS — 100.00%			$154,796,167

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
VRN	— Variable Rate Note

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Issuer is in default of interest payments.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	The cost of investments for federal income tax purposes was $166,206,605. Net unrealized depreciation was $14,686,635, of which $1,751,673 represented gross unrealized appreciation on securities and $16,438,308 represented gross unrealized depreciation on securities.

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

October 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$—	$—	$0	[a]	$0	[a]
Corporate bonds & notes	—	151,515,718	0	[a]	151,515,718
Money market funds	4,252	—	—		4,252

Total	$4,252	$151,515,718	$0	[a]	$151,519,970

[a]	Rounds to less than $1.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	23

Statement of Assets and Liabilities

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

October 31, 2016

ASSETS
Investments, at cost:
Unaffiliated	$166,121,023
Affiliated (Note 2)	4,252

Total cost of investments	$166,125,275

Investments in securities, at fair value (Note 1):
Unaffiliated	$151,515,718
Affiliated (Note 2)	4,252

Total fair value of investments	151,519,970
Foreign currency, at value[a]	1,650,648
Receivables:
Investment securities sold	784,287
Interest	2,594,070

Total Assets	156,548,975

LIABILITIES
Payables:
Investment securities purchased	1,695,484
Investment advisory fees (Note 2)	57,324

Total Liabilities	1,752,808

NET ASSETS	$154,796,167

Net assets consist of:
Paid-in capital	$173,563,571
Undistributed net investment income	13
Accumulated net realized loss	(4,101,990)
Net unrealized depreciation	(14,665,427)

NET ASSETS	$154,796,167

Shares outstanding[b]	3,300,000

Net asset value per share	$46.91

[a]	Cost of foreign currency: $1,651,548.
[b]	$0.001 par value, number of shares authorized: 500 million.

See notes to financial statements.

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Year ended October 31, 2016

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$307
Interest — unaffiliated	7,101,745

Total investment income	7,102,052

EXPENSES
Investment advisory fees (Note 2)	835,589

Total expenses	835,589
Less investment advisory fees waived (Note 2)	(179,217)

Net expenses	656,372

Net investment income	6,445,680

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,828,988)
In-kind redemptions — unaffiliated	(4,019,749)
Foreign currency transactions	(191,848)

Net realized loss	(12,040,585)

Net change in unrealized appreciation/depreciation on:
Investments	9,702,743
Translation of assets and liabilities in foreign currencies	(10,149)

Net change in unrealized appreciation/depreciation	9,692,594

Net realized and unrealized loss	(2,347,991)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,097,689

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

	Year ended October 31, 2016	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,445,680	$8,521,186
Net realized loss	(12,040,585)	(13,975,677)
Net change in unrealized appreciation/depreciation	9,692,594	(13,685,054)

Net increase (decrease) in net assets resulting from operations	4,097,689	(19,139,545)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(906,680)	(228,686)
From net realized gain	—	(91,363)
Return of capital	(2,212,307)	(7,481,077)

Total distributions to shareholders	(3,118,987)	(7,801,126)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,637,363	155,929,021
Cost of shares redeemed	(59,575,641)	(86,059,601)

Net increase (decrease) in net assets from capital share transactions	(31,938,278)	69,869,420

INCREASE (DECREASE) IN NET ASSETS	(30,959,576)	42,928,749

NET ASSETS
Beginning of year	185,755,743	142,826,994

End of year	$154,796,167	$185,755,743

Undistributed net investment income included in net assets at end of year	$13	$10

SHARES ISSUED AND REDEEMED
Shares sold	600,000	3,100,000
Shares redeemed	(1,300,000)	(1,800,000)

Net increase (decrease) in shares outstanding	(700,000)	1,300,000

See notes to financial statements.

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

(For a share outstanding throughout each period)

	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$46.44	$52.90	$56.84	$52.01	$50.14

Income from investment operations:
Net investment income[b]	1.82	1.84	2.43	3.15	1.94
Net realized and unrealized gain (loss)[c]	(0.47)	(6.57)	(3.55)	4.51	1.18

Total from investment operations	1.35	(4.73)	(1.12)	7.66	3.12

Less distributions from:
Net investment income	(0.26)	(0.05)	(2.82)	(2.83)	(1.25)
Net realized gain	—	(0.02)	—	—	—
Return of capital	(0.62)	(1.66)	—	—	—

Total distributions	(0.88)	(1.73)	(2.82)	(2.83)	(1.25)

Net asset value, end of period	$46.91	$46.44	$52.90	$56.84	$52.01

Total return	2.95%	(9.02)%	(2.20)%	15.20%	6.49%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$154,796	$185,756	$142,827	$51,153	$26,004
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets prior to waived fees[e]	0.51%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[e]	3.93%	3.85%	4.25%	5.85%	6.92%
Portfolio turnover rate[f]	24%	28%	25%	33%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Notes to Financial Statements

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
International High Yield Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2016, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of the Fund.

Prior to August 1, 2016, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.55% based on the average daily net assets of the Fund. The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2017 in order to limit total annual operating expense after fee waiver to 0.40% of average daily net assets.

At a meeting held on June 21-23, 2016, the Board approved a permanent reduction to the advisory fee rate charged to the Fund. The contractual waiver was terminated effective August 1, 2016, pursuant to a written agreement between the Company and BFA, and in conjunction with the annual advisory fee reduction from 0.55% to 0.40% based on the average daily net assets of the Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2016, the purchase and sales transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $1,711,195 and $3,454,731, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended October 31, 2016, were $59,081,953 and $37,917,149, respectively.

In-kind purchases and sales (see Note 4) for the year ended October 31, 2016, were $7,202,264 and $55,388,568, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by virtue of its investment in equity, fixed income and/or financial derivative instruments or indirectly by virtue of its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s) or are unrated, may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

October 31, 2016, attributable to foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$(4,042,110)	$(5,538,997)	$9,581,107

The tax character of distributions paid during the years ended October 31, 2016 and October 31, 2015 was as follows:

	2016	2015
Ordinary income	$906,680	$228,686
Long-term capital gain	—	91,363
Return of capital	2,212,307	7,481,077

	$3,118,987	$7,801,126

As of October 31, 2016, the tax components of accumulated net earnings (losses) were as follows:

Capital Loss Carryforwards	Net Unrealized Gains (Losses)[a]	Total
$(4,020,660)	$(14,746,744)	$(18,767,404)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2016, the Fund had non-expiring capital loss carryforwards in the amount of $4,020,660 available to offset future realized capital gains.

Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares International High Yield Bond ETF (the “Fund”) at October 31, 2016, the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

December 21, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	35

Tax Information (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

For the fiscal year ended October 31, 2016, the Fund earned foreign source income of $7,101,745 which it intends to pass through to its shareholders.

For the fiscal year ended October 31, 2016, the Fund hereby designates $253,874 as the maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider and approve the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited (“BIL”) (the “Sub-Advisory Agreement”), on behalf of the Fund. The Advisory Contract and the Sub-Advisory Agreement are referred to hereafter as the “Advisory Agreements”. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. A committee of all of the Independent Directors (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Agreements, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Directors, reviewed and discussed such information at length. The Independent Directors requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Directors, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Directors, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Directors. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Directors were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreements for the Fund, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also noted that BFA pays BIL for its sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	37

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided by BFA and BIL or their Affiliates — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA (and any services provided by BIL on BFA’s behalf or at BFA’s direction) under the Advisory Agreements for the coming year as compared to the scope of services provided by BFA and BIL during prior years. In reviewing the scope of these services, the Board considered the investment philosophy and experience of BFA and BIL, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered the compliance program of BFA and BIL and their compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s and BIL’s portfolio compliance policies and procedures, and BFA’s oversight of the services provided by BIL. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA and BIL to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception,

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that, at a meeting held on June 21-23, 2016 the Board approved a permanent reduction to the advisory fee rate charged to the Fund. In addition, the Board noted that should additional material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA and BIL generally do not use soft dollars or consider the value of research or other services that may be provided to BFA and BIL (including their affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	39

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Agreements for the coming year.

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.346212	$—	$0.529673	$0.875885	40%	—%	60%	100%

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for the Fund. The information shown for the Fund is for five calendar years (or from the inception date of the Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for the Fund are disclosed in the table for the Fund.

SUPPLEMENTAL INFORMATION	41

Supplemental Information (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

Period Covered: April 3, 2012 through September 30, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5% and Less than 4.0%	3	0.27%
Greater than 3.0% and Less than 3.5%	8	0.71
Greater than 2.5% and Less than 3.0%	11	0.97
Greater than 2.0% and Less than 2.5%	11	0.97
Greater than 1.5% and Less than 2.0%	36	3.18
Greater than 1.0% and Less than 1.5%	116	10.25
Greater than 0.5% and Less than 1.0%	401	35.42
Between 0.5% and –0.5%	494	43.64
Less than –0.5% and Greater than –1.0%	35	3.09
Less than –1.0% and Greater than –1.5%	7	0.62
Less than –1.5% and Greater than –2.0%	6	0.53
Less than –2.0%	4	0.35

	1,132	100.00%

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Director serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Directors who are not “interested persons” (as defined in the 1940 Act) of the Company are referred to as independent directors (“Independent Directors”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Director also serves as a Trustee of iShares Trust and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 333 funds (as of October 31, 2016) within the Exchange-Traded Fund Complex. Mr. Lawton also serves as an Advisory Board Member for iShares Trust and iShares U.S. ETF Trust with respect to 333 funds (as of October 31, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Director, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Directors and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Directors

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Director During the Past 5 Years
Robert S. Kapito[a] (59)	Director (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Trustee of iShares Trust (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Director (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Trustee of iShares Trust (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Company due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Company due to his affiliations with BlackRock, Inc. and its affiliates.

DIRECTOR AND OFFICER INFORMATION	43

Director and Officer Information (Continued)

iSHARES®, INC.

Independent Directorsc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Director During the Past 5 Years
Cecilia H. Herbert (67)	Director (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Trustee of iShares Trust (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares Trust and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Director (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Trustee of iShares Trust (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (73)	Director (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Trustee of iShares Trust (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Director (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Trustee of iShares Trust (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Director (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Trustee of iShares Trust (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

44	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Continued)

iSHARES®, INC.

Independent Directorsc (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Director During the Past 5 Years
Madhav V. Rajan (52)	Director (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Trustee of iShares Trust (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Director until March 31, 2016.

DIRECTOR AND OFFICER INFORMATION	45

Director and Officer Information (Continued)

iSHARES®, INC.

Officersd

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (54)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

[d]	Manish Mehta served as President until October 15, 2016.

46	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Continued)

iSHARES®, INC.

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member During the Past 5 Years
Drew E. Lawton (57)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares Trust (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016); Director of Principal Funds, Inc., Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds (124 portfolios) (March 2016-October 2016).

DIRECTOR AND OFFICER INFORMATION	47

Notes:

48	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1017-1016

Item 2. Code of Ethics.

iShares, Inc. (the “Registrant”) adopted a new code of ethics on July 1, 2016 that applies to persons appointed by the Registrant’s Board of Directors as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended October 31, 2016, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2). Robert H. Silver resigned from the Board of Trustees effective March 31, 2016.

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the five series of the Registrant for which the fiscal year-end is October 31, 2016 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $76,000 for the fiscal year ended October 31, 2015 and $79,000 for the fiscal year ended October 31, 2016.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2015 and October 31, 2016 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $18,385 for the fiscal year ended October 31, 2015 and $18,905 for the fiscal year ended October 31, 2016.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended October 31, 2015 and October 31, 2016 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended October 31, 2016 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years were $3,533,666 for the fiscal year ended October 31, 2015 and $5,683,151 for the fiscal year ended October 31, 2016.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Charles A. Hurty, John E. Kerrigan and Madhav V. Rajan. Robert H. Silver resigned from the Board of Trustees effective March 31, 2016.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: December 29, 2016

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: December 29, 2016